                                                       REGISTRATION NO. 33-82570

                                                       REGISTRATION NO. 811-4235
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                             REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933 [X]
                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 8

                        MONY AMERICA VARIABLE ACCOUNT L
                             (Exact Name of Trust)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                                 1740 BROADWAY

                            NEW YORK, NEW YORK 10019
                    (Address of Principal Executive Office)


                          FREDERICK C. TEDESCHI, ESQ.


                        VICE PRESIDENT AND CHIEF COUNSEL
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (Name and Address of Agent for Service)


     It is proposed that this filing become effective on May 1, 2000 pursuant to Rule 485(a).

---------------
STATEMENT PURSUANT TO RULE 24f-2


     The Registrant registers an indefinite number or amount of its variable life insurance contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for Registrant's fiscal year ending December 31, 1999 will be filed on or before March 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

ITEM NO. OF
FORM N-8B-2                                                    CAPTION IN PROSPECTUS
-----------                                                    ---------------------
 1..........................................  Cover Page
 2..........................................  Cover Page
 3..........................................  Not Applicable
 4..........................................  DISTRIBUTION OF THE POLICY
 5..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
 6..........................................  MONY America Variable Account L
 7..........................................  Not required
 8..........................................  Not required
 9..........................................  Legal Proceedings
10..........................................  THE POLICY; INFORMATION ABOUT THE COMPANY AND THE
                                                VARIABLE ACCOUNT; CHARGES AND DEDUCTIONS; OTHER
                                                INFORMATION; VOTING OF FUND SHARES; MORE ABOUT THE
                                                POLICY
11..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE
                                                VARIABLE ACCOUNT
12..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE
                                                VARIABLE ACCOUNT
13..........................................  THE POLICY; CHARGES AND DEDUCTIONS; THE FUNDS
14..........................................  THE POLICY
15..........................................  THE POLICY
16..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND
                                                THE VARIABLE ACCOUNT
17..........................................  THE POLICY
18..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT COMPANY AND THE
                                                VARIABLE ACCOUNT
19..........................................  VOTING OF FUND SHARES; MORE ABOUT THE POLICY
20..........................................  Not applicable
21..........................................  THE POLICY
22..........................................  Not applicable
23..........................................  Not applicable
24..........................................  IMPORTANT TERMS; MORE ABOUT THE POLICY
25..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
26..........................................  Not applicable

ITEM NO. OF
FORM N-8B-2                                                    CAPTION IN PROSPECTUS
-----------                                                    ---------------------
27..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
28..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
29..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
30..........................................  Not applicable
31..........................................  Not applicable
32..........................................  Not applicable
33..........................................  Not applicable
34..........................................  Not applicable
35..........................................  MORE ABOUT THE POLICY
36..........................................  Not applicable
37..........................................  Not applicable
38..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                MORE ABOUT THE POLICY
39..........................................  MORE ABOUT THE POLICY
40..........................................  Not applicable
41..........................................  MORE ABOUT THE POLICY
42..........................................  Not applicable
43..........................................  Not applicable
44..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
45..........................................  Not applicable
46..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
47..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
48..........................................  Not applicable
49..........................................  Not applicable
50..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
51..........................................  Cover Page; INFORMATION ABOUT THE COMPANY AND THE
                                                VARIABLE ACCOUNT; THE POLICY; MORE ABOUT THE POLICY
52..........................................  OTHER INFORMATION
53..........................................  OTHER INFORMATION
54..........................................  Not applicable
55..........................................  Not applicable
56..........................................  Not required
57..........................................  Not required
58..........................................  Not required
59..........................................  FINANCIAL STATEMENTS

                                     PART I

                     (INFORMATION REQUIRED IN A PROSPECTUS)

                                   PROSPECTUS


                               Dated May 1, 2000


                    Variable Universal Life Insurance Policy


MONY Life Insurance Company of America (the "Company") issues a variable universal life insurance policy described in this Prospectus. Among the policy's many terms are:


Allocation of Premiums and Fund Values:

- You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

     - You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.


        - If you do, you can also tell us to place your premium payments and cash values into any or all of 17 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value.


     - You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 5% interest annually. We may pay more than 5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

Death Benefit:

- We will pay a death benefit if you die before you reach age 95 while the policy is in effect. That death benefit will never be less than amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

- You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

Charges and Fees:

- The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                THESE ARE ONLY SOME OF THE TERMS OF THE POLICY.
 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Janus Aspen Series. You should read these prospectuses carefully and keep them for future reference.


                        MONY America Variable Account L
                     MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Summary of the Policy.......................................  1
  Important Policy Terms....................................  1
  Purpose of the Policy.....................................  1
  Policy Premium Payments and Values........................  1
  Charges and Deductions....................................  2
  The Death Benefit.........................................  5
  Premium Features..........................................  6
  MONY America Variable Account L...........................  6
  Allocation Options........................................  6
  Transfer of Fund Value....................................  6
  Policy Loans..............................................  6
  Full Surrender............................................  7
  Partial Surrender.........................................  7
  Preferred Partial Surrender...............................  7
  Free Look Period..........................................  7
  Grace Period and Lapse....................................  7
  Tax Treatment of Increases in Fund Value..................  8
  Tax Treatment of Death Benefit............................  8
  Riders....................................................  8
  Contacting the Company....................................  8
  Understanding the Policy..................................  9
Detailed Information about the Company and MONY America
  Variable Account L........................................  10
  MONY Life Insurance Company of America....................  10
  Year 2000 Issue...........................................  10
  MONY America Variable Account L...........................  12
The Funds...................................................  15
  MONY Series Fund, Inc. ...................................  15
  Enterprise Accumulation Trust.............................  18
  Dreyfus Stock Index Fund..................................  18
  Fidelity Variable Insurance Products Fund, Fidelity
     Variable Insurance Products Fund II....................  19
  Janus Aspen Series........................................  19
  Purchase of Portfolio Shares by MONY America Variable
     Account L..............................................  20
Detailed Information About The Policy.......................  20
  Application for a Policy..................................  20
  Right to Examine a Policy -- Free Look Period.............  23
  Premiums..................................................  23
  Choice of Guaranteed Death Benefit Riders.................  24
  Allocation of Net Premiums................................  25
  Death Benefits under the Policy...........................  25
  Changes in Specified Amount...............................  27
  Other Optional Insurance Benefits.........................  30
  Benefits at Maturity......................................  31
  Policy Values.............................................  31
  Determination of Fund Value...............................  32
  Calculating Unit Values for Each Subaccount...............  33
  Transfer of Fund Value....................................  34
  Right to Exchange Policy..................................  35
  Policy Loans..............................................  35
  Full Surrender............................................  36
  Partial Surrender.........................................  36
  Preferred Partial Surrender...............................  37
  Grace Period and Lapse....................................  37

                                                              PAGE
                                                              ----
Charges and Deductions......................................  40
  Deductions from Premiums..................................  41
  Fund Charge...............................................  43
  Transaction and Other Charges.............................  45
  Fees and Expenses of the Funds............................  45
  Guarantee of Certain Charges..............................  47
Other Information...........................................  47
  Federal Income Tax Considerations.........................  47
  Charge for Company Income Taxes...........................  51
  Voting of Fund Shares.....................................  52
  Disregard of Voting Instructions..........................  52
  Report to Policy Owners...................................  52
  Substitution of Investments and Right to Change
     Operations.............................................  53
  Changes to Comply with Law................................  53
Performance Information.....................................  54
The Guaranteed Interest Account.............................  54
  General Description.......................................  55
  Limitations on Amounts in the Guaranteed Interest
     Account................................................  55
  Death Benefit.............................................  55
  Policy Charges............................................  55
  Transfers.................................................  56
  Surrenders and Policy Loans...............................  56
More About the Policy.......................................  57
  Ownership.................................................  57
  Beneficiary...............................................  57
  Notification and Claims Procedures........................  57
  Payments..................................................  58
  Payment Plan/Settlement Provisions........................  58
  Payment in Case of Suicide................................  58
  Assignment................................................  58
  Errors on the Application.................................  59
  Incontestability..........................................  59
  Policy Illustrations......................................  59
  Distribution of the Policy................................  59
More About the Company......................................  60
  Management................................................  60
  State Regulation..........................................  61
  Telephone Transfer Privileges.............................  62
  Legal Proceedings.........................................  62
  Legal Matters.............................................  62
  Registration Statement....................................  62
  Independent Accountants...................................  63
  Financial Statements......................................  63
Index to Financial Statements...............................  F-1
Appendix A..................................................  A-1
Appendix B..................................................  B-1
Appendix C..................................................  C-1
Appendix D..................................................  D-1

                             SUMMARY OF THE POLICY

     This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account on page 50. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.

IMPORTANT POLICY TERMS

     We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

     Outstanding Debt -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

     Loan Account -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 5%. The Loan Account is part of the Company's General Account.


     Fund Value -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account, and the Loan Account, and any interest thereon to secure Outstanding Debt.


     Cash Value -- The Fund Value of the policy less any fund charge.

     Surrender Value -- The cash value less any outstanding debt reduced by any unearned loan interest.

     Minimum Monthly Premium -- The amount the Company determines is necessary to keep the policy in effect for the first two policy years. In certain cases, this also applies to the first two policy years following an increase in the Specified Amount.

     Guaranteed Interest Account -- This account is part of the general account of MONY Life Insurance Company of America (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account," page 50.)

     Specified Amount -- The minimum death benefit for as long as the policy remains in effect.

     Valuation Date -- Each day that the New York Stock Exchange is open for trading.

PURPOSE OF THE POLICY


     The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus accumulated of Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit, to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.


POLICY PREMIUM PAYMENTS AND VALUES

     The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

     You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

     The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you choose. The death benefit will never decrease below the Specified Amount of your policy.

     Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 5%.

     The value of the net premium payments you allocate to MONY America Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

     If you cancel the policy and return it to the Company during the Free Look Period, your premium payments will be returned by the Company. After the Free Look Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first fourteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from it from the amount it will pay you. The Fund Value minus Fund Charges and minus the amount of debt outstanding from loans you have received plus any unearned interest on the outstanding debt is called the Cash Value of the policy.

     Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Cash Value and are described in further detail below.

     The policy remains in effect until the earliest of:

     - A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

     - Age 95.

     - Death of the insured.

     - Full surrender of the policy.

     Generally, the policy remains in effect only as long as the Cash Value less any Outstanding Debt is sufficient to pay all monthly deductions. However, during the first two years the policy is in effect, the Company will determine an amount which if paid during those first two policy years will keep the policy and all rider coverages in effect for the first two policy years even if the Cash Value less any Outstanding Debt of the policy is not enough to pay monthly deductions. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first two policy years, you must pay the Minimum Monthly Premium for two more years after the increase. A choice of two Guaranteed Death Benefit Riders is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders may remain in effect. The Guaranteed Death Benefit Riders require the payment of an agreed upon amount of premiums and is discussed below.

CHARGES AND DEDUCTIONS

     The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. Additional details can be found on pages 36 - 41.

--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Varies based on number of      Premiums paid during first ten policy
     years the policy has been in effect. It is     years -- 4%
                     a % of Premium paid.           Premiums paid during policy years
                                                    11-20 -- 2%
                                                    Premiums paid after policy year 20 -- 0%
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 2.0%
                                                    Federal -- 1.25%

--------------------------------------------------------------------------------

              DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

----------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge -- Maximum    .75% of subaccount value (0.002055% daily)
     Annual Rate                                   Reduces after 10th policy year

--------------------------------------------------------------------------------

                           DEDUCTIONS FROM FUND VALUE

----------------------------------------------------------------------------------------------
     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------

                                                                                      EACH OF
                                                                                       1ST 12        EACH
                                                                                       POLICY       MONTH
                                                                 SPECIFIED AMOUNT      MONTHS     THEREAFTER
                                                                 ----------------     -------     ----------

     Administrative Charge -- monthly charge based on          Less than               $31.50*      $6.50
     Specified Amount of policy.                               $250,000............    $28.50*      $3.50
                                                               $250,000-$499,999...    $25.00*       None
                                                               $500,000 or more....
                                                               ---------------
                                                               * Reduced by $5.00 for issue ages 0 through
                                                                 17. Because issue ages are restricted on
                                                                 Policies offered to residents of, or issued
                                                                 for delivery in, the State of New Jersey,
                                                                 no reduction in Administrative Charge will
                                                                 occur.
------------------------------------------------------------------------------------------------------------


     Guaranteed Death Benefit Charge                       $0.01 per $1,000 of Specified Amount and
     Monthly Charge for Death Benefit Rider                certain Rider amounts. Please note that
                                                           the Rider requires that premiums on the
                                                           policy itself be paid in order to remain
                                                           in effect.
----------------------------------------------------------------------------------------------------

     Optional Insurance Benefits Charge                    As applicable.
     Monthly Deduction for any other Optional Insurance
     Benefits added by rider.
----------------------------------------------------------------------------------------------------

     Transaction and Other Charges                         The lesser of 2% of the amount
     -Partial Surrender Fee                                surrendered or $25.
     -Transfer of Fund Value                               Currently $0. Maximum $25 on each
     (at Company's Option)                                 Transfer in a policy year exceeding four.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                            ADMINISTRATIVE
                 Administrative Fund Charge                            ISSUE AGE*           FUND CHARGE
                                                              ----------------------------      -----
     Over 14 years based on a schedule. Factors per           0-25........................      $2.50
     $1,000 of Specified Amount vary based on issue age.      26..........................       3.00
                                                              27..........................       3.50
                                                              28..........................       4.00
                                                              29..........................       4.50
                                                              30 or higher................       5.00

--------------------------------------------------------------------------------


     Sales Fund Charge                                        ISSUE AGE*                       PERCENTAGE
                                                              -------------------------------      --
     Percentage of premiums paid in the first 5 years,        0-17...........................      50%
     up to a maximum amount of premiums called the            18-65..........................      75
     target premium.                                          66.............................      70
                                                              67.............................      65
                                                              68.............................      60
                                                              69.............................      55
                                                              70 or higher...................      50
                                                              ---------------
                                                              * Issue Ages are restricted on Policies
                                                              offered to residents of, or issued for
                                                                delivery in, the State of New Jersey to
                                                                ages in excess of 17.
                                                                The Sales Fund Charge can increase as
                                                              premiums are paid during the five year
                                                              period. Starting on the fifth anniversary,
                                                              the charge decreases from its maximum by
                                                              10% per year until it reaches zero at the
                                                              end of the 14th year.

--------------------------------------------------------------------------------

     MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. Those expenses are also shown in the table below.

FEES AND EXPENSES OF THE FUNDS

     The Funds and each of their portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized at pages 15-16. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

     Information contained in the following table was provided by the respective Funds and has not been independently verified by us.


              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999



                                                                       DISTRIBUTION AND
        FUND/PORTFOLIO            MANAGEMENT FEES   OTHER EXPENSES   SERVICE (12-B-1) FEE   TOTAL EXPENSES
        --------------            ---------------   --------------   --------------------   --------------
MONY SERIES FUND, INC.
Intermediate Term Bond
  Portfolio....................        0.50%            0.07%                N/A                0.57%
Long Term Bond Portfolio.......        0.50%            0.05%                N/A                0.55%
Government Securities
  Portfolio....................        0.50%            0.08%(1)             N/A                0.58%
Money Market Portfolio.........        0.40%            0.04%                N/A                0.44%
ENTERPRISE ACCUMULATION TRUST
Equity Portfolio...............        0.78%            0.04%                N/A                0.82%
Small Company Value
  Portfolio....................        0.80%            0.04%                N/A                0.84%
Managed Portfolio..............        0.72%            0.04%                N/A                0.76%
International Growth
  Portfolio....................        0.85%            0.16%                N/A                1.01%
High Yield Bond Portfolio......        0.60%            0.09%                N/A                0.69%
Capital Appreciation
  Portfolio....................        0.75%            0.41%                N/A                1.16%
Growth and Income Portfolio....        0.75%            0.19%                N/A                0.94%

                                                                       DISTRIBUTION AND
        FUND/PORTFOLIO            MANAGEMENT FEES   OTHER EXPENSES   SERVICE (12-B-1) FEE   TOTAL EXPENSES
        --------------            ---------------   --------------   --------------------   --------------
Growth Portfolio...............        0.75%            0.09%                N/A                0.84%
DREYFUS STOCK INDEX FUND.......       0.245%           0.015%                N/A                0.26%(2)
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND (VIP)
Growth Portfolio...............        0.58%            0.09%              0.10%                0.77%(2)(3)
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND II (VIP II)
Contrafund(R)Portfolio.........        0.58%            0.10%              0.10%                0.78%(2)(3)
JANUS ASPEN SERIES
Capital Appreciation
  Portfolio....................        0.65%            0.04%                N/A                0.69%(2)(4)
Worldwide Growth Portfolio.....        0.65%            0.05%                N/A                0.70%(2)(4)


---------------


     (1) Expenses do not include custodial credits. With custodial credits, expenses would have been as follows: Government Securities -- .57%.



     (2) The sub-account corresponding to this Fund/Portfolio first became available for allocation in May 1, 2000.



     (3) Expenses do not include reimbursements. With reimbursements, expenses would have been 0.75%.



     (4) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in management fee.


THE DEATH BENEFIT

     The minimum initial Specified Amount is $100,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

     Option I -- The death benefit equals the greater of:

          (a) The Specified Amount plus the increase in Fund Value since the last Monthly Anniversary Day, or

          (b) Fund Value on the date of death, plus the increase in Fund Value since the last Monthly Anniversary day, multiplied by a death benefit percentage required by the federal tax law definition of life insurance.


          If you choose Option I, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.


     Option II -- The death benefit equals the greater of:

        (a) The Specified Amount of the policy, plus the Fund Value on the date of death, or

          (b) The Fund Value on the date of death, plus the Fund Value on the last Monthly Anniversary Date, multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

          If you choose Option II, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.

     You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 22.

     When you apply for insurance, you can purchase either of the Guaranteed Death Benefit Riders. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect until (a) the later of the insured's age 75, or ten years from the date of the policy, or (b) the Maturity Date regardless of the policy's Cash Value. See "Guaranteed Death Benefit Rider," page 25.

PREMIUM FEATURES

     You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first two policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

     When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments, your policy continues in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

     The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations," page 43.

     The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace Period and Lapse," page 33. If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L" on page 12.

ALLOCATION OPTIONS


     You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of the MONY Series Fund, the Enterprise Accumulation Trust, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II or Janus Aspen Series (collectively the "Funds"). The subaccounts available to you and the investment objectives of each available subaccount are described in detail beginning on page 13.


TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See Transfer of Fund Value," page 30.

POLICY LOANS

     You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy Loans," page 31.

     The amount of Outstanding Debt reduced by any Unearned Interest is subtracted from your death benefit. Your Outstanding Debt reduced by any Unearned Interest is repaid from the proceeds of a full surrender. See "Full Surrender," page 32. Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse," page 33. The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.

FULL SURRENDER

     You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus (c) any Outstanding Debt plus any unearned loan interest. See "Full Surrender," page 32.

PARTIAL SURRENDER

     You may request a partial surrender after your Policy has been in effect for 2 years if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request and return it to you. A partial surrender will decrease the Specified Amount. See "Partial Surrender," at page 32.

     Partial surrenders must be for at least $500. A partial surrender fee of $25 or 2% of the amount surrendered (whichever is less) will be assessed against the remaining Fund Value. A portion of the surrender charge may be assessed on a partial surrender.

PREFERRED PARTIAL SURRENDER

     You may request up to 10% of your Policy's Cash Value on that day, without a Surrender Charge on the Specified Amount of your policy being reduced. You may make this request after your Policy has been in effect for two years. You will have to pay the partial surrender fee. See "Preferred Partial Surrender," page 33.

FREE LOOK PERIOD

     You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy within 10 days (or longer in some states) after you receive it. You may also return the policy within 45 days after the date you sign the application for the policy. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount of the Variable Account. See "Right to Examine a Policy -- Free Look Period," page 19.

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as:

          (1) it has a Cash Value greater than zero;

          (2) you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that Rider; or

          (3) during the first two policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (and related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect. If you increase the Specified Amount during the first three policy years, you must continue paying the Minimum Monthly Premium for an additional three policy years from the date of the increase.

     If the policy is about to terminate (or Lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

     In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider. See " Choice of Guaranteed Death Benefits," page . If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the Rider. See "Grace Period and Lapse", page 33.

     You must understand that after the first two policy years, the policy can lapse even if the scheduled premium payments are made unless you have made all the premium payments required by the Guaranteed Death Benefit Rider.

TAX TREATMENT OF INCREASES IN FUND VALUE

     The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Consideration," on page 43.

TAX TREATMENT OF DEATH BENEFIT

     Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations," page 43.

RIDERS

     Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are nine riders available with this policy:

     - Guaranteed Death Benefit Rider

     - Spouse's Term Rider

     - Children's Term Insurance Rider

     - Accidental Death Benefit Rider

     - Purchase Option Rider

     - Waiver of Monthly Deductions Rider

CONTACTING THE COMPANY

     All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

UNDERSTANDING THE POLICY

     The following chart may help you to understand how the policy works.

[HOW THE POLICY WORKS FLOW CHART]

                     DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT L

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is the corporate successor of VICO Credit Life Insurance Company incorporated in Arizona on March 6, 1969. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the Virgin Islands.


     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the Company, MONY America Variable Account L, or the Contract. The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019.



     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.


     The Company intends to administer the policies itself.


     MONY Securities Corporation, a wholly-owned subsidiary of the Company, is the principal underwriter for the policies.



YEAR 2000 ISSUE



  State of Readiness



     The Company has a service agreement with MONY whereby MONY provides services and equipment including computer and information systems to the Company to conduct its business.



     In 1996, the Company in conjunction with MONY and affiliates (hereafter collectively referred to as "MONY and its subsidiaries") initiated a formal Year 2000 Project (the "Project") to resolve the Year 2000 issue. The scope of the Project was identified, and funding was established.



     The scope of the Company's Project includes: ensuring the compliance of all applications, operating systems and hardware on mainframe, PC and local area network ("LAN") platforms; ensuring the compliance of voice and data network software and hardware; addressing issues related to non-IT systems in buildings, facilities and equipment which may contain date logic in embedded chips; and addressing the compliance of key vendors and other third parties. Each system is tested using a standard testing methodology which includes unit testing, baseline testing, and future date testing. Future date testing includes critical dates near the end of 1999 and into the year 2000.



     At December 31, 1999, all of MONY and its subsidiaries' existing application systems had been remediated, current date tested and future date tested. Newly acquired applications and new releases of software packages were tested in 1999 as implemented.



     In late 1998 and early 1999, the Company contracted with a consulting firm to perform an Independent Validation and Verification ("IV&V") of the Year 2000 remediation of selected critical applications. The results of the IV&V indicated that the Company's remediation and testing processes were highly effective and had achieved a high level of compliance.

     All of the operating systems, systems software, and hardware for mainframe, PC and LAN platforms are deemed compliant based on information supplied by vendors verbally, in writing, or on the vendor's Internet site. Essentially all critical hardware and software were compliant and tested by December 31, 1998. The few remaining items were resolved and tested prior to December 31, 1999. We continue to monitor for Year 2000 compliance in 2000 as applications, systems software and hardware are upgraded or replaced. All critical non-IT systems had been remediated as of December 31, 1999, and ongoing monitoring for year 2000 compliance will continue in 2000.



     As part of the Project, we identified and contacted significant service and information providers, external vendors, suppliers, and other third parties (including telecommunication, electrical, security, and HVAC systems) that believe will be critical to business operations after January 1, 2000. Procedures have been undertaken to ascertain with reasonable certainty their current and reasonably anticipated states of Year 2000 readiness through questionnaires, compliance letters, interviews, on-site visits, and other available means. We will continue to monitor and evaluate the progress of our suppliers and customers on this matter in 2000.



  Costs



     The total cost of the Year 2000 Project was $2.4 million. The total amount expended on the Project during 1999, 1998, and 1997 were $0.6 million, $1.4 million, and $0.4 million, respectively, aggregating $2.4 million through December 31, 1999. These amounts also include costs associated with the development of contingency plans. The Company does not expect to incur any future material costs on the Year 2000 Project.



  Risks



     The Company has not experienced any material (or significant) Year 2000 related problems post-December 31, 1999 with its operations or with any external parties with which business is conducted. However, there is still the possibility that future Year 2000 related failures in the Company's systems or equipment and/or failure of external parties to achieve Year 2000 compliance could affect the distribution and sale of the life insurance, annuity and investment products and could have a material adverse effect on the Company's consolidated financial position and results of its operations.



  Contingency Plans



     The Company retained outside consultants to assist in the development of Business Continuity Plans ("BCP"), which include identification of third party service providers, information systems, equipment, facilities and other items which are mission-critical to the operation of the business. In conjunction with this effort, the Company developed a Year 2000 Contingency Plan (the "Contingency Plan") to address Y2K related failures of third parties, among other factors that are critical to the ongoing operation of the business. The Contingency Plan provides alternate means of processing critical work and services, as well as a methodology for selection and retention of alternate service providers, vendors, and suppliers, if necessary. Additional maintenance and refinement of BCP will continue in 2000, as other critical Year 2000 dates approach (such as February 29, 2000). The Company believes that due to the pervasive and evolving nature of potential Year 2000 issues, the contingency planning process is an ongoing one that will require further modifications as the Company obtains additional information regarding the status of third party Year 2000 readiness.


MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

     Fund Values of the policy allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

     MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.


     MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.


     The following table lists the subaccounts of MONY America Variable Account L that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:




   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY MONEY MARKET SUBACCOUNT                  Seeks to maximize current income
                                                 consistent with preservation of capital
   This subaccount purchases shares of the       and maintenance of liquidity by investing
   MONY Series Fund, Inc. Money Market           primarily in high quality, short-term
   Portfolio.                                    money market instruments.
   --------------------------------------------------------------------------------------------

   MONY GOVERNMENT SECURITIES SUBACCOUNT         Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   This subaccount purchases shares of the       and other obligations either issued or
   MONY Series Fund, Inc. Government             guaranteed by the U.S. Government, its
   Securities Portfolio.                         agencies or instrumentalities, together
                                                 having a weighted average maturity of
                                                 between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   MONY INTERMEDIATE TERM BOND SUBACCOUNT        Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   This subaccount purchases shares of the       investing in highly rated fixed income
   MONY Series Fund, Inc. Intermediate Term      securities issued by a diverse mix of
   Bond Portfolio.                               corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY LONG TERM BOND SUBACCOUNT                Seeks to maximize income and capital
                                                 appreciation over the longer term by
   This subaccount purchases shares of the       investing in highly-rated fixed income
   MONY Series Fund, Inc. Long Term Bond         securities issued by a diverse mix of
   Portfolio.                                    corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH AND INCOME SUBACCOUNT       Seeks total return through capital
                                                 appreciation with income as a secondary
   This subaccount purchases shares of the       consideration by investing in a broadly
   Enterprise Accumulation Trust Growth and      diversified group of U.S. common stocks of
   Income Portfolio.                             large capitalization companies.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH SUBACCOUNT                  Seeks capital appreciation, primarily from
                                                 investments in U.S. common stocks of large
   This subaccount purchases shares of the       capitalization companies. Pursues goal by
   Enterprise Accumulation Trust Growth          investing in companies with long-term
   Portfolio.                                    earnings potential, but which are
                                                 currently selling at a discount to their
                                                 estimated long-term value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY SUBACCOUNT                  Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   This subaccount purchases shares of the       of companies that meet the portfolio
   Enterprise Accumulation Trust Equity          manager's criteria of high return on
   Portfolio.                                    investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   ENTERPRISE CAPITAL APPRECIATION SUBACCOUNT    Seeks maximum capital appreciation,
                                                 primarily through investment in common
   This subaccount purchases shares of the       stocks of U.S. companies that demonstrate
   Enterprise Accumulation Trust Capital         accelerating earnings momentum and
   Appreciation Portfolio.                       consistently strong financial
                                                 characteristics.
   --------------------------------------------------------------------------------------------

   ENTERPRISE MANAGED SUBACCOUNT                 Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   This subaccount purchases shares of the       common stocks, bonds and cash equivalents,
   Enterprise Accumulation Trust Managed         the percentages of which vary over time
   Portfolio.                                    based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE SMALL COMPANY VALUE SUBACCOUNT     Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the       small capitalization companies that the
   Enterprise Accumulation Trust Small           portfolio manager believes are
   Company Value Portfolio.                      undervalued -- that is the stock's market
                                                 price does not fully reflect the company's
                                                 value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE INTERNATIONAL GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   This subaccount purchases shares of the       non-United States equity securities that
   Enterprise Accumulation Trust                 the portfolio manager believes are
   International Growth Portfolio.               undervalued.
   --------------------------------------------------------------------------------------------

   ENTERPRISE HIGH YIELD BOND SUBACCOUNT         Seeks maximum current income by primarily
                                                 investing in high yield, income producing
   This subaccount purchases shares of the       U.S. corporate bonds rated B3 or better by
   Enterprise Accumulation Trust High Yield      Moody's Investors Service, Inc., or B- or
   Bond Portfolio.                               better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 subaccount.
   --------------------------------------------------------------------------------------------
   DREYFUS STOCK INDEX SUBACCOUNT                Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   This subaccount purchases shares of the       Price Index. Generally invests in all 500
   Dreyfus Stock Index Fund.                     stocks in the S&P 500 in proportion to
                                                 their weighting in the index.
   --------------------------------------------------------------------------------------------
   FIDELITY GROWTH SUBACCOUNT                    Seeks to achieve capital appreciation by
                                                 investing its assets primarily in common
   This subaccount purchases shares of           stocks that it believes have above-average
   Fidelity Variable Insurance Products Fund     growth potential. Tends to be companies
   (VIP) --                                      with higher than average price/earnings
   Growth Portfolio.                             ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or with a strong
                                                 industry or market position. May invest in
                                                 securities of foreign issuers in addition
                                                 to those of domestic issuers.
   --------------------------------------------------------------------------------------------
   FIDELITY CONTRAFUND(R) SUBACCOUNT             Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   This subaccount purchases shares of           companies whose value it believes is not
   Fidelity Variable Insurance Products Fund     fully recognized by the public. Typically,
   II (VIP II) -- Contrafund(R) Portfolio.       includes companies in turnaround
                                                 situations, companies experiencing
                                                 transitory difficulties, and undervalued
                                                 companies. May invest in securities of
                                                 foreign issuers in addition to those of
                                                 domestic issuers.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   JANUS CAPITAL APPRECIATION SUBACCOUNT         Seeks long-term growth of capital. It
                                                 pursues its objective by investing
   This subaccount purchases shares of Janus     primarily in common stocks selected for
   Aspen Series -- Capital Appreciation          their growth potential. The portfolio may
   Portfolio.                                    invest in companies of any size, from
                                                 larger, well-established companies to
                                                 smaller, emerging growth companies.
   --------------------------------------------------------------------------------------------
   JANUS WORLDWIDE GROWTH SUBACCOUNT             Seeks long-term growth of capital in a
                                                 manner consistent with the preservation of
   This subaccount purchases shares of Janus     capital. It pursues this objective by
   Aspen Series -- Worldwide Growth              investing primarily in common stocks of
   Portfolio.                                    companies of any size throughout the
                                                 world. Normally invests in issuers from at
                                                 least five different countries, including
                                                 the United States but may at times invest
                                                 in fewer than five countries or even in a
                                                 single country.
   --------------------------------------------------------------------------------------------



                                   THE FUNDS


     The Funds are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Funds.

MONY SERIES FUND, INC.


     Only shares of four of the seven portfolios of the MONY Series Fund, Inc. can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers and employees who are affiliated in some way with the Company. The MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as investment adviser, The Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to the MONY Series Fund, Inc., the Company receives a daily investment advisory fee for each portfolio (See chart below). Fees are deducted daily and paid to the Company monthly.



   --------------------------------------------------------------------------------------------
                   PORTFOLIO                              INVESTMENT ADVISORY FEE
   --------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets
   --------------------------------------------------------------------------------------------

   LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets
   --------------------------------------------------------------------------------------------

   INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                              INVESTMENT ADVISORY FEE
   --------------------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% of assets in excess of $800
                                                 million of the portfolio's aggregate
                                                 average daily net assets.
   ----------------------------------------------------------------------------------------


ENTERPRISE ACCUMULATION TRUST


     Enterprise Accumulation Trust has a number of portfolios, the shares of some of which can be purchased by subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information on the sub-advisers for each portfolio, see the Enterprise Accumulation Trust prospectus included in this Prospectus Portfolio. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the chart below.



----------------------------------------------------------------------------------------------
  PORTFOLIO AND INVESTMENT
        SUB-ADVISER              INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO            Annual rate of 0.80% of the     Annual rate of 0.40% up to
                              first $400 million, 0.75% of    $1 billion, and 0.30% in
  TCW Investment Management   the next $400 million and       excess of $1 billion of the
  Company is the              0.70% in excess of $800         portfolio's average daily
  sub-investment adviser.     million of the portfolio's      net assets.
                              average daily net assets.
----------------------------------------------------------------------------------------------

  MANAGED PORTFOLIO           Annual rate of 0.80% of the     OpCap Advisors' fee for the
                              first $400 million, 0.75% of    assets of the portfolio it
  OpCap Advisors and Sanford  the next $400 million and       manages is an annual rate of
  C. Bernstein & Co., Inc.    0.70% in excess of $800         0.40% up to $1 billion,
  are the co-sub-investment   million of the portfolio's      0.30% from $1 billion to $2
  advisers.                   average daily net assets.       billion, and 0.25% in excess
                                                              of $2 billion of the
                                                              portfolio's average daily
                                                              net assets. Sanford C.
                                                              Bernstein & Co., Inc.'s fee
                                                              for the assets of the
                                                              portfolio it manages is an
                                                              annual rate of 0.40% up to
                                                              $10 million, 0.30% from $10
                                                              million to $50 million,
                                                              0.20% from $50 million to
                                                              $100 million, and 0.10% in
                                                              excess of $100 million of
                                                              the portfolio's average
                                                              daily net assets.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
  PORTFOLIO AND INVESTMENT
        SUB-ADVISER              INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  GROWTH AND INCOME           Annual rate of 0.75% of the     Annual rate of 0.30% of the
  PORTFOLIO                   portfolio's average daily       first $100 million, 0.25% of
                              net assets.                     the next $100 million, and
  Retirement Systems                                          0.20% in excess of $200
  Investors, Inc. is the                                      million of the portfolio's
  sub-investment adviser.                                     average daily net assets.
----------------------------------------------------------------------------------------------

  GROWTH PORTFOLIO            Annual rate of 0.75% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $1 billion and 0.20%
  Montag & Caldwell, Inc. is  net assets.                     in excess of $1 billion of
  the sub-investment                                          the portfolio's average
  adviser.                                                    daily net assets.
----------------------------------------------------------------------------------------------

  CAPITAL APPRECIATION        Annual rate of 0.75% of the     Annual rate of 0.45% of the
  PORTFOLIO                   portfolio's average daily       portfolio's average daily
                              net assets.                     net assets.
  Marsico Capital
  Management, LLC is the
  sub-investment adviser.
----------------------------------------------------------------------------------------------

  SMALL COMPANY VALUE         Annual rate of 0.80% of the     Annual rate of 0.40% of the
  PORTFOLIO                   portfolio's average daily       first $1 billion and 0.30%
                              net assets.                     in excess of $1 billion of
  Gabelli Asset Management,                                   the portfolio's average
  Inc. is the sub-investment                                  daily net assets.
  adviser.
----------------------------------------------------------------------------------------------

  INTERNATIONAL GROWTH        Annual rate of 0.85% of the     Annual rate of 0.40% of the
  PORTFOLIO                   portfolio's average daily       first $100 million, 0.35% of
                              net assets.                     $100 million to $200
  Vontobel USA Inc. is the                                    million, 0.30% of $200
  sub-investment adviser.                                     million to $500 million,
                                                              0.25% in excess of $500
                                                              million of the portfolio's
                                                              average daily net assets.
----------------------------------------------------------------------------------------------

  HIGH YIELD BOND PORTFOLIO   Annual rate of 0.60% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $100 million and 0.25%
  Caywood-Scholl Capital      net assets.                     in excess of $100 million of
  Corporation is the sub-                                     the portfolio's average
  investment adviser.                                         daily net assets.
----------------------------------------------------------------------------------------------



DREYFUS STOCK INDEX FUND



     The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the table below.

----------------------------------------------------------------------------------------------
       PORTFOLIO AND
   SUB-INVESTMENT ADVISER        INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  DREYFUS STOCK INDEX FUND    Annual rate of 0.245% of the    The Dreyfus Corporation pays
                              fund's average daily net        the sub-investment adviser
  Mellon Equity Associates    assets.                         an annual rate of 0.095% of
  is the sub-investment                                       the value of the fund's
  adviser.                                                    average daily net assets.
----------------------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO -- Service Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND(R)
PORTFOLIO -- Service Class



     Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments. The daily investment advisory fee for each portfolio is shown in the table below.




   ----------------------------------------------------------------------------------------
     PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
   ----------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS          The fee is calculated by adding a group
   FUND -- GROWTH PORTFOLIO                      fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the Fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.
   ----------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   II -- CONTRAFUND(R) PORTFOLIO                 fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
   Fidelity Management & Research (U.K.) Inc.    result by the Fund's average net assets
   and Fidelity Management & Research Far        throughout the month. The group fee rate
   East Inc. are the sub-investment advisers.    is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.
   ----------------------------------------------------------------------------------------



JANUS ASPEN SERIES



     Janus Aspen Series has eleven portfolios. The shares of four of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment advisory fee for each portfolio is shown in the table below.




------------------------------------------------------------------------------------------
                 PORTFOLIO                               INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES -- CAPITAL                Annual rate of 0.65% of the portfolio's
  APPRECIATION PORTFOLIO                       average daily net assets.
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES -- WORLDWIDE GROWTH       Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------

     The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:



     (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or



     (2) more than 50% of the outstanding portfolio shares.



The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.


PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

     The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

     Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies and variable annuity policies. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. A summary of the investment objective of each of the subaccounts available to you is found in the chart on page 13. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

                     DETAILED INFORMATION ABOUT THE POLICY

     The Fund Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.

APPLICATION FOR A POLICY

     The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured for ages up to and including 80 with evidence of insurability that satisfies the Company. Policies offered to residents of, or issued for delivery in, the State of Maryland may only be issued on the life of an Insured for Ages up to and including Age 70 with evidence of insurability satisfactory to the

Company. Policies offered to residents of, or issued for delivery in, the State of New Jersey may only be issued on the lives of Insureds between the Ages of 18 and 70, depending upon the health and smoking status of the Insured applicants. The age of the insured is the age on his or her birthday nearest to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

     The minimum Specified Amount you may apply for is $100,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

     Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

     If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See "Premium Flexibility," page 19.

     Coverage under the Temporary Insurance Agreement ends (except for contracts issued in Kansas) on the earliest of:

     - the Policy Release Date, if the policy is issued as applied for;

     - the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     - no later than 90 days from the date the Temporary Insurance Agreement is signed;

     - the 45th day after the form is signed if you have not finished the last required medical exam;

     - 5 days after the Company sends notice to you that it declines to issue any policy; and

     - the date you tell the Company that the policy will be refused.

     For contracts issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

     - the Policy Release Date, if the policy is issued as applied for;

     - the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     - the date you tell the Company that the policy will be refused; and

     - the day written notice of the declination and refund of premium is provided to the applicant.

     If the insured dies during the period of temporary coverage, the death benefit will be:

          (1) the insurance coverage applied for (including any optional riders) up to $500,000, less

          (2) the deductions from premium and the monthly deduction due prior to the date of death.

     Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

          (1) the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

          (2) the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused.

     Premiums will be returned to you with interest within 5 days after the date the Company sends notice to you declining to issue any policy.

  Initial Premium Payment

     Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance remitted by you earns interest until the Policy Release Date. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 5% per year. Upon the Policy Release Date (or when your premium payment is received if you did not pay premium when you applied for the policy) your premiums will be allocated to the Money Market Subaccount. When the Free Look Period ends, amounts held in the Money Market Subaccount will be allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period," below.)

  Policy Date

     The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

     Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD

     The Right to Return Policy Period runs for 10 days (or longer in certain states) after you receive the policy. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

PREMIUMS

     The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

  Premium Flexibility

     The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

     1) the policy's Specified Amount,

     2) any riders added to the policy, and

     3) the insured's

          a) Age,

          b) smoking status,

          c) gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 38), and

          d) underwriting class.

     The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

     The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the Policy" on page 7 are met. See also "Grace Period and Lapse," page 33.

  Scheduled Premium Payments (Planned Premium Payments)

     When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments. For policies offered to residents of, or issued for delivery in the Commonwealth of Massachusetts, you will determine a Planned Premium Payment. The Planned Premium Payment provides for the payment of level premiums at fixed intervals over a specified period of time. For those policyowners, the term "Scheduled Premium Payment" used in this Prospectus refers to "Planned Premium Payment."

     You may elect to make monthly premium payments by the MONYMatic Plan. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by the MonyMatic Plan. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

     Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse" in the Summary and on page 33.)

CHOICE OF GUARANTEED DEATH BENEFIT RIDERS

     Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by,

          (1) the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

          (2) the interest earned in the Guaranteed Interest Account, and

          (3) the deduction from Cash Value of the various charges, costs, and expenses imposed by the policy provisions.

     This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace Period and Lapse," page 33.

     When you apply for a policy, you will be able to choose one of two Guaranteed Death Benefit Riders. Either Rider may extend the period that the Specified Amount of your policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. See "Choice of Guaranteed Death Benefit Riders," page 20. The Guaranteed Death Benefit Riders are not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

  Modified Endowment Contracts

     The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 44.

  Unscheduled Premium Payments

     Generally, you may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death Benefits Under the Policy," page 22 and "Federal Income Tax Considerations -- Definition of Life Insurance," page 43. However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

     Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Fund Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

     If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse" page 33.

     Your policy is guaranteed to remain in effect as long as: if:

          (a) the Cash Value less any Outstanding Debt is greater than zero; or

          (b) you have purchased one of the Guaranteed Death Benefit Riders and you have met all the requirements of the rider chosen; or

          (c) during the first two policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first two policy years the Minimum Monthly Premium requirements are satisfied during the two policy years following the effective date of the increase.

ALLOCATION OF NET PREMIUMS

     Net premiums may be allocated to any number of the nine available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%.

     You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 1740 Broadway, New York, New York, 10019. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Syracuse Operations Center at 1 MONY Plaza, Syracuse, New York, 13202. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone Transfer Privileges," page 57. Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $100,000.

     As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

          (1) The policy's death benefit, plus

          (2) Any insurance proceeds provided by rider, less

          (3) Any Outstanding Debt reduced by any unearned loan interest (and, if in the Grace Period, less any overdue charges).

     You may select one of two death benefit Options: Option I or Option II. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option I has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

     Option I -- The death benefit equals the greater of:

          (a) The Specified Amount, plus the increase in Fund Value since last monthly anniversary day or

          (b) Fund Value on date of death plus FV since last monthly anniversary day multiplied by a death benefit percentage.

          The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax
     Considerations -- Definition of Life Insurance," page 43. The death benefit percentage is 150% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option I.

     Option II -- The death benefit equals the greater of:

          (a) The Specified Amount of the policy, plus the Fund Value as of date of death or

          (b) The Fund Value on date of death plus Fund Value on the last monthly anniversary day multiplied by a death benefit percentage.

          The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option I and is stated in Appendix A. The death benefit in Option II will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option II.

  Examples of Options I and II

     The following examples demonstrate the determination of death benefits under Options I and II. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that the insured is age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                                                             POLICY 1    POLICY 2    POLICY 3
                                                             --------    --------    --------
Specified Amount...........................................  $100,000    $100,000    $100,000
Fund Value on Date of Death................................  $ 35,000    $ 60,000    $ 85,000
Death Benefit Percentage...................................       150%        150%        150%
Death Benefit under Option 1...............................  $100,000    $150,000    $212,500
Death Benefit under Option 2...............................  $135,000    $160,000    $212,500

Option I, Policy 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 x 250% = $87,500).

Option I, Policies 2 & 3: The death benefit is equal to the Fund Value plus the Fund Value multiplied by the death benefit percentage since ($60,000 x 250% = $150,000 for Policy 2; $85,000 x 150% = $212,500 for Policy 3) is greater than the Specified Amount ($100,000).

Option II, Policy 1: The death benefit equals $135,000 since the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000) is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 x 150% = $87,500).

Option II, Policy 2: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $60,000 = $160,000) since it is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($60,000 x 150% = $150,000).

Option II, Policy 3: The death benefit is the Fund Value plus the Fund Value multiplied by the death benefit percentage ($85,000 x 150% = $212,500) since it is greater than the Specified Amount plus the Fund Value ($100,000 + $85,000 = $185,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

  Changes in Death Benefit Option

     You may request that the death benefit option under your policy be changed from Option I to Option II, or Option II to Option I. You may make a change by sending a written request to the Company's administrative office. A change from Option II to Option I is made without providing evidence of insurability. A change from Option I to Option II will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

     If you change from Option I to Option II your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. The total death benefit will not change immediately. The change to Option II will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     If you change from Option II to Option I, the Specified Amount of the policy will remain the same. The death benefit will be reduced to the Specified Amount. However, the death benefit will equal the Fund Value on the date of death plus the Fund Value on the Monthly Anniversary day prior to the date of death times the Death Benefit Percentage if that amount is greater than the Specified Amount. The change to Option I will generally reduce the death benefit payable in the future.

     A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Cost of Insurance," page 38. If the policy's death benefit is not based on the death benefit percentage under Option I or II, changing from Option II to Option I will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option I to Option II will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

CHANGES IN SPECIFIED AMOUNT

     You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the second policy anniversary. Increases in Specified Amount are not permitted on or after the insured's age 81. For policies offered to residents of, or issued for delivery in, the State of New Jersey, increases in Specified Amount are not permitted after the insured's age 66. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the death benefit while the policy is in effect and the policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

     To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.

  Increases

     An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company. An increase will not be given for increments of Specified Amount less than $10,000.

     When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions," page 40. In addition, the fund charge associated with your policy will increase. The fund charge for the increase is computed in a similar way as for the original Specified Amount. The target premiums and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

     If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) the new coverage segments. Allocation to new coverage segments will be in the same proportion that the guideline annual premiums for each segment bear to the sum of guideline annual premiums for all segments. Guideline annual premiums are defined by federal securities law. Fund Value will also be allocated to each coverage segment.

     You will have the right to cancel an increase in the Specified Amount within the later of (1) 45 days after Part I of the application for the increase is signed, (2) ten days (or longer in certain states) after receipt of the policy endorsement applicable to the increase, or (3) ten days after mailing or personal delivery of a notice as to the availability of the Free Look provision. If the increase is canceled, any charges attributable to the increase will be reversed and then added to your Fund Value, without sales or other loads. The policy fund charge will also be adjusted to the amount which would have existed had the increase never taken place.

  Decreases

     Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

          (1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

          (2) To the next most recent increases successively, and last

          (3) To the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. A decrease will not be given if less than $10,000.

     If the reduction decreases the Specified Amount during the fund charge period, the fund charge on the remaining Specified Amount will be reduced. However, an amount equal to the reduction in the fund charge will be deducted from the Fund Value. See Fund Charge, page 39. Target premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

     The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

          (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

          (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Surrender Value of your policy.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 43.

  Guaranteed Death Benefit Rider

     When you apply for your policy you may choose to apply for one of two Guaranteed Death Benefit Riders. These riders provide under certain circumstances a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect, even if the Cash Value of the policy is zero on any monthly anniversary date.

     The two riders vary primarily by the length of the period during which the policy is guaranteed to remain in effect. The two periods are:

     - to the Insured's Age 75 but not less than 10 years from the Policy Date;
       or

     - to the Maturity Date of your policy.

     In order to remain in effect, both Guaranteed Death Benefit Riders require that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will automatically end. In addition, this rider will automatically end at the later of the insured's age 75 or ten years from the policy date ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See "Guaranteed Death Benefit Charge," page 39.

     On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider you have chosen in effect. To remain in effect, we make two calculations.

     The first calculation shows the net premiums you have paid. We:

          (1) total the actual premiums you have paid for the policy, and

          (2) subtract the amount of:

             (a) partial surrenders (and associated fees), and

             (b) outstanding debt

     The second calculation shows the amount of premiums the rider required you to pay. We

          (1) take the Monthly Guarantee Premium specified by the rider and

          (2) multiply it by the number of complete months since the policy date.

     If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.

     The grace period for this Rider is explained in the section called "Grace Period and Lapse -- If Guaranteed Death Benefit Is in Effect" on page 35.

     The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey or Texas. Because the Guaranteed Death Benefit Rider is not available, the Grace Period and Lapse will be treated as if the Guaranteed Death Benefit is not in effect.

     It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.)

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and
Deductions," page   . You can cancel these benefits at any time. Certain
restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 44. An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Spouse's Term Rider

     This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later.

  Children's Term Insurance Rider

     This rider provides term insurance coverage on the lives of the children of the insured under age 18. The coverage continues to the policy anniversary nearest the Insured's Age 65 or the child's 22nd birthday, if earlier. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability. Coverage is limited to the lesser of the initial Specified Amount or $10,000. Upon the expiration of the rider coverage, it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company.

  Accidental Death Benefit Rider

     This rider pays the benefit amount selected if the insured dies as a result of an accident. The accident must occur after the insured's age 5 and prior to insured's age 70. A benefit equal to twice the rider amount is payable if:

          (1) accidental death occurs as the result of riding as a passenger, and

          (2) the accidental death occurred while riding in a public conveyance, and

          (3) the public conveyance was being operated commercially to transport passengers for hire.

     The maximum amount of coverage is the initial specified amount but not more than the greater of:

          (1) $100,000 total coverage of all such insurance in the Company or its affiliates, or

          (2) $200,000 of all such coverages regardless of insurance companies issuing such coverages.

  Purchase Option Rider

     This Rider provides the option to purchase up to $50,000 of additional coverage without providing additional evidence that the insured remains insurable. Coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37 and 40. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

     - Marriage of the insured.

     - Birth of a child of the insured.

     - Legal adoption of a child by insured.

     A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

  Waiver of Monthly Deduction Rider

     This rider provides for the waiver of certain charges while the insured has a covered disability and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider.

BENEFITS AT MATURITY

     The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Surrender Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments," page 53. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

POLICY VALUES

  Fund Value

     The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

     On each Valuation Date, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the
assessment of the monthly deduction. See "Determination of Fund Value," page   .
No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

  Cash Value

     The Cash Value of the policy equals the Fund Value less any Outstanding Debt reduced by any unearned loan interest. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge. Once the surrender charge expires, the Cash Value equals the Fund Value.

DETERMINATION OF FUND VALUE

     Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

     - Payment of premiums.

     - Amount held in the Loan Account to secure any Outstanding Debt.

     - Partial surrenders.

     - Preferred Partial Surrenders.

     - The charges assessed in connection with the policy.

     - Investment experience of the subaccounts.

     - Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

     The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     - The investment income.

     - Realized and unrealized capital gains and losses.

     - Expenses of a portfolio including the investment adviser fees.

     - Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY America Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount," on page 29.) On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

     Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

     - Make partial surrenders.

     - Make Preferred Partial Surrenders.

     - Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the Loan Account).

     - Pay the death benefit when the insured dies.

     - Pay monthly deductions from the policy's Fund Value.

     - Pay policy transaction charges.

     - Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day.

The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

     Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 Eastern Time), the transaction date will be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation Date (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Company calculates the unit value of a subaccount on any Valuation Date as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily Deductions From the Variable
     Account -- Mortality and Expense Risk Charge," page   . If the previous day
     was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

     The unit value of each subaccount on its first Valuation Date was set at $10.00.

                             DETERMINING FUND VALUE

[DETERMINING FUND VALUE FLOW CHART]

TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts after the Free Look Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone Transfer Privileges," page 57. Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse," page 33 . No charges are currently imposed upon these transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers in excess of four during a policy year and to discontinue telephone transfers.

     After the Free Look Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account," page 50.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the policy date or an increase in the Specified Amount, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account," page 50. No charge is imposed on the transfer when you exercise the exchange privilege.

POLICY LOANS

     You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The minimum amount you may borrow is $250. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy less any Outstanding Debt. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.


     Loan interest is payable in advance on each policy anniversary at an annual rate of 5.4%. Interest on the full amount of any Outstanding Debt for the following Policy Year is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.


     You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

     When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. If the Policy Owner does not specify the source of the transfer, or if the transfer instructions are incorrect, loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Fund Value less Outstanding Debt. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on the basis you specify, or, if you do not specify, on a proportional basis.

     The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

     The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 5%. After the tenth Policy anniversary, it is expected the annual interest rate that applies to the Loan Account will be .5% higher than otherwise applicable. This increase is not guaranteed.

     Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred to each of the Subaccounts and Guaranteed Interest Account on the same basis.

     Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less
(1) any partial surrenders and their fees, and (2) Outstanding Debt do not exceed the premiums required under that Rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace Period and Lapse," page 33.

     A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 43.

FULL SURRENDER

     You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any fund charge, and (2) any Outstanding Debt reduced by any unearned loan interest.

     You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or
(2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan Settlement Provisions," page 53. For information on the tax effects of surrender of a policy, see "Federal Income Tax Consideration," page 43.

PARTIAL SURRENDER

     With a partial surrender, you obtain a part of the Surrender Value of your policy without having to surrender the policy in full. You may request a partial surrender after the second policy anniversary. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year. However, the Company reserves the right to limit the number of partial surrenders to 12 per year.

     A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Surrender Value must be at least $500 after the partial surrender.

     You may make a partial surrender by submitting a proper written request to the Company's home office. As of the effective date of any partial surrender, your Fund Value, Cash Value, and Surrender

Value are reduced by the amount surrendered (plus the applicable fee). The amount of any partial surrender (plus the applicable fee) is allocated proportionately to the policy owner's Fund Value in the subaccounts and Guaranteed Interest Account unless he/she requests otherwise. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

     When a partial surrender is made on a policy on which the owner has selected death benefit Option I, the Specified Amount under the policy is decreased by the lesser of (1) the amount of the partial surrender or (2) if the death benefit prior to the Partial Surrender is greater than the Specified Amount, the amount, if any, by which the Specified Amount exceeds the difference between the death benefit and the amount of the partial surrender. A partial surrender will not change the Specified Amount of a policy on which the owner has selected death benefit Option II. However, assuming that the death benefit is not equal to Fund Value plus Fund Value times a death benefit percentage, the partial surrender will reduce the death benefit by the amount of the partial surrender. To the extent the death benefit is based upon the Fund Value plus Fund Value times the death benefit percentage applicable to the insured, a partial surrender may cause the death benefit to decrease by an amount greater than the amount of the partial surrender. See "Death Benefits under the Policy," page 22.

     A fee for each Partial Surrender will be assessed. See "Charges and Deductions -- Transaction and Other Charges", page 35. In addition, a portion of the Fund Charge may be assessed if the Specified Amount is reduced as a result of the Partial Surrender. See "Charges and Deductions -- Fund Charge," page 39.

     For information on the tax treatment of partial surrenders, see "Federal
Income Tax Considerations," page   .

PREFERRED PARTIAL SURRENDER

     A Fund Charge which otherwise would have been imposed, will not be imposed to the extent required to permit the policy owner to receive amounts up to 10% of the Cash Value of the policy each year. The Cash Value of the policy is determined on the date the first request for a Partial Surrender is received in a Policy Year. The partial surrender fee will, however, be charged. The Company reserves the right to limit the number of partial surrenders available under the Preferred Partial Surrender to not more than 12 per policy year.

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as:

          (1) it has a Cash Value greater than zero,

          (2) you have purchased one of the Guaranteed Death Benefit Riders, and you have met all the requirements of that rider, and

          (3) you make any required additional premium payments during a 61-day Grace Period.

  Special Rule for First Two Policy Years

     During the first two policy years, your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

     - Your policy's Cash Value is greater than zero, or

     - The sum of the premiums paid minus all partial surrenders (and related fees), minus any Outstanding Debt, is greater than or equal to

        - The Minimum Monthly Premium times the number of months your policy has been in effect

     Your policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect if:

        - The insufficiency occurs at any other time, or

        - The Minimum Monthly Premium test has not been met during the first two policy years (as described above).

     See the explanation below.

  If Guaranteed Death Benefit Rider Is Not in Effect

     To avoid lapse if (1) the Cash Value is insufficient to pay the current Monthly Deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

     We will reject any payment if is means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

     If the Cash Value of your policy less any Outstanding Debt will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first two policy years, if the Cash Value of the policy is less than zero, you must pay:

          (1) The Minimum Monthly Premium not paid, plus

        (2) Not less than two succeeding Minimum Monthly Premiums (or the number of Minimum Monthly premiums remaining until the next Scheduled Premium due date.

After the second policy anniversary, the payment required is:

          (1) The monthly deduction not paid, plus

          (2) Two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.

(See "Charges and Deductions -- Deductions from Premiums," page 37). The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

          (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

          (2) Any unpaid monthly deductions and any Outstanding Debt.

  If Guaranteed Death Benefit Rider Is in Effect

     The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

          (1) Either of the Guaranteed Death Benefit Riders is in effect, and

          (2) The test for continuation of the guarantee period has been met.

See "Choice of Guaranteed Death Benefit Riders," page 20.

     While the Guaranteed Death Benefit Rider chosen is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider chosen is ended, the normal test for lapse will resume.

  Reinstatement

     We will reinstate a lapsed policy at any time:

          (1) Before the maturity date, and

          (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

     To reinstate a lapsed policy we must also receive:

          (1) A written application from you

          (2) Evidence of insurability satisfactory to us

          (3) Payment of all monthly deductions that were due and unpaid during the grace period

          (4) Payment of an amount at least sufficient to keep your policy in effect for three months after the reinstatement date

          (5) Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement

     When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

          (1) The Fund charge will be equal to the Fund charge that would have existed had your policy been in effect since the original policy date.

          (2) The Fund Value will be reduced by the decrease, if any, in the Fund charge during the period that the policy was not in effect.

          (3) Any Outstanding Debt on the date of lapse will also be reinstated.

          (4) No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

                             CHARGES AND DEDUCTIONS

     The following chart is intended to provide an overview of the current charges and deductions under the policy. Please see the discussion of each item in this prospectus and in the policy for further details.
--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS


-----------------------------------------------------------------------------------------------
     Sales Charge -- It is a % of Premium paid      4% during first 10 policy years
                                                    2% in policy years 11-20
                                                    0% after policy year 20
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 2%
                                                    Federal -- 1.25%
-----------------------------------------------------------------------------------------------


              DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L
--------------------------------------------------------------------------------

     Mortality & Expense Risk Charge -- Maximum    .75% of subaccount value (0.002055% daily)
     Annual Rate                                   Reduces after 10th policy year.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEDUCTIONS FROM FUND VALUE

----------------------------------------------------------------------------------------------
     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------

     Administrative Charge -- monthly              See discussion of Administrative Charge for
                                                   schedule.
----------------------------------------------------------------------------------------------

     Guaranteed Death Benefit Charge Monthly       $0.01 per $1,000 of Specified Amount and
     Charge for Death Benefit Rider                certain Rider amounts. Please note that the
                                                   Rider requires that premiums on the policy
                                                   itself be paid in order to remain in
                                                   effect.
----------------------------------------------------------------------------------------------
     Optional Insurance Benefits Charge Monthly    As applicable.
     Deduction for any other Optional Insurance
     Benefits added by rider
----------------------------------------------------------------------------------------------

     Transaction and Other Charges
     - Partial Surrender Fee                       - The lesser of 2% of the amount
                                                   surrendered or $25.

     - Transfer of Fund Value (at Company's        - Currently $0.
     Option)
----------------------------------------------------------------------------------------------

     Administrative Fund Charge Grades from 80%    See discussion of Fund Charge for grading
     to 0 over 15 years based on a schedule.       schedule.
     Factors per $1,000 of Specified Amount vary
     based on issue age, gender, and
     underwriting class
----------------------------------------------------------------------------------------------

     Sales Fund Charge Percentage of premium       See discussion of Fund Charge for
     paid in first five years up to a maximum      percentage schedule.
     amount of premiums called the target
     premium.
----------------------------------------------------------------------------------------------

     The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.

DEDUCTIONS FROM PREMIUMS

     Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

Sales Charge --              This charge is equal to a percent of premiums paid
                             as follows:

                             Policy years 1-10: 4%

                             Policy years 11-20: 2%

                             Policy years after 20: 0%

     You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.


     The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.


Tax Charge --                State and local premium tax -- currently 2% Federal
                             tax for deferred acquisition costs of the Company -- currently 1.25%

     All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.

     The 1.25% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax.

     We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L


     A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense Risk
  Charge --                  Maximum of .002055% of the amount in the
                             subaccount, which is equivalent to an annual rate of .75% of subaccount value.

                             The Mortality and Expense Risk Charge will effectively be reduced after the tenth policy anniversary. Each month after said date, an expected amount equal to .04167% of the subaccount value will be credited to the Fund Value allocated to the subaccounts. This is equivalent to 0.5% on an annualized basis. This amount is not guaranteed. The allocation among subaccounts will be done proportionately on each monthly anniversary following the tenth policy anniversary.

     This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

     This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.


DEDUCTIONS FROM FUND VALUE



     A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:


Cost of Insurance --         This charge compensates us for the anticipated cost
                             of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund
                             Value at that time.

     The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex laws include the State of Montana and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount.

Administrative Charge

     An administrative charge is deducted monthly from the Fund Value. The amount of this charge varies by issue age of the insured, policy duration and with the size of a policy's Specified Amount.

                                                                FIRST 12        EACH POLICY
                                                              POLICY MONTHS   MONTH THEREAFTER
                                                              -------------   ----------------
Specified Amount:
  Less than $250,000........................................     $ 31.50*           $6.50
  $250,000 to $499,000......................................       28.50*           3.50
  $500,000 or more..........................................       25.00*           None

------------------------
* Reduced by $5.00 for issue ages 0 through 17. Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

     For purposes of this charge, if an increase or decrease in Specified Amount causes your policy to change bands, the monthly administrative charges on the monthly anniversary day of the change will be adjusted to reflect the new Specified Amount. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the policies. The administrative charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

Guaranteed Death Benefit
  Charge --                  If you elect the Guaranteed Death Benefit Rider,
                             you will be charged $0.01 per $1,000 of policy
                             Specified Amount and certain Rider amounts per month during the term of the Guaranteed Death
                             Benefit Rider. This charge is guaranteed never to exceed this amount.

Optional Insurance Benefits
  Charge --                  A monthly deduction for any other optional
                             insurance benefits added to the policy by rider.

FUND CHARGE

     There will be a difference between the Fund Value of the policy and its Cash Value for at least the first fourteen policy years. This difference is the Fund Charge, a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered, if the policy lapses, or if the Specified Amount of the policy is decreased. It is a deferred load because it is not deducted from the premiums paid. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge. The Company will assess the Fund Charge against the Fund Value upon surrender, lapse or reduction in Specified Amount within fourteen years after its issuance, or within fourteen years following an increase in Specified Amount.

  Administrative Fund Charge

     The Administrative Fund Charge is equal to an amount per thousand dollars of Specified Amount as follows:

                                                              ADMINISTRATIVE
                         ISSUE AGE*                            FUND CHARGE
                         ----------                           --------------
0-25........................................................      $2.50
26..........................................................       3.00
27..........................................................       3.50
28..........................................................       4.00
29..........................................................       4.50
30 or higher................................................       5.00

---------------

* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

The amount of the charge remains level for five policy years. After the fifth policy Anniversary, the charge decreases by 10% per year until it reaches zero at the end of the 14th policy year. An additional Administrative Fund Charge is created each time a new coverage segment of Specified Amount is added. The Administrative Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Administrative Fund Charge.

     For example, if a policy issued at Age 40 with an initial Specified Amount of $100,000 is surrendered in the third policy year, the Administrative Fund Charge would be $500 ($100 times $5.00). If that policy is increased in the fourth policy year to $150,000 and is subsequently surrendered in the seventh policy year, the total Administrative Fund Charge would be $650 ($100 times $5.00 times 80%, plus $50 times $5.00.)

     The Administrative Fund Charge is designed to cover the administrative expenses associated with underwriting and issuing a policy, including the costs of processing applications, conducting medical examinations, determining insurability and your underwriting class, and establishing policy records. The Company does not expect to profit from the Administrative Fund Charge.

  Sales Fund Charge

     To determine the Sales Fund Charge, a "target premium" is used. The target premium is not based on the minimum annual premiums or the scheduled premium payments. The maximum Sales Fund Charge for the initial Specified Amount of the policy will be equal to the following percentage of premiums paid up to one target premium. The maximum Sales Fund Charge will not vary based on the amount of premiums paid or the timing of the premium payments. The actual Sales Fund Charge for your policy is a percentage of the premiums paid on your policy during the first five policy years, up to the maximum. This percentage varies by the Age of the Insured on the policy date as follows:

                                                              PERCENTAGE OF
                            AGE*                              PREMIUMS PAID
                            ----                              -------------
0-17........................................................       50%
18-65.......................................................       75
66..........................................................       70
67..........................................................       65
68..........................................................       60
69..........................................................       55
70 or higher................................................       50

---------------

* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

Therefore, the Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth Policy anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year.

     During the first two Policy years, the Sales Fund Charge will be further limited.

     As an example of the Sales Fund Charge calculation, if a Male Insured Age 25 purchases a Policy with a Specified Amount of $100,000, the, Target Premium, based upon the assumptions described above, would be $580.00 (Preferred, nonsmoker, Death Benefit Option I). The maximum Sales Fund charge during the first five Policy Years would be 75% of this amount, or $435.00.

     The purpose of the Sales Fund Charge is to reimburse the Company for some of the expenses of distributing the Policies.

  Effect of Changes in Specified Amount on the Fund Charge

     The Fund Charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The fund charge related to the increase will be calculated in the same manner as the fund charge for the original Specified Amount, and will be reduced over the 15 year period following the increase. For purposes of calculating the sales fund charge, premiums paid after the increase will be allocated to Specified Amount segments in the same proportion that the guideline annual premium as defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all coverage segments. The new fund charge for the policy will equal the remaining portion of the fund charge for the original Specified Amount, plus the fund charge related to the increase.

     A portion of the fund charge will be deducted from the Fund Value whenever the Specified Amount of the policy is reduced. This may result from (1) a requested decrease, (2) a change of death benefit option from Option II to Option I, or (3) a partial surrender. The fund charge, as well as the transaction charge assessed for the Partial Surrender, if applicable, will be deducted from the subaccounts and the Guaranteed Interest Account on the same basis that the partial surrender is allocated. For purposes of this calculation, if any subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the subaccounts from which the partial surrender is deducted in relation to their Fund Values. The remaining Fund Charge which applies to the policy will be reduced proportionately for the amount of the fund charge which was assessed against the Fund Value.

     Effect of Changes in Specified Amount on the Fund Charge --

     The fund charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The fund charge related to the increase will be computed in the same manner as the fund charge for the original Specified Amount. It will reduce over the 15-year period following the increase. The new fund charge for the policy will equal:

     (1) The remaining part of the fund charge for the original Specified Amount, plus

     (2) The fund charge related to the increase.

     A portion of the Fund Charge will be deducted from the Fund Value whenever the Specified Amount of the policy is reduced. This may result from:

     - a requested decrease,

     - a change of death benefit option from Option I to Option II, or

     - a partial surrender.

     The Fund Charge, as well as any applicable transaction charge assessed for the partial surrender, will be deducted from the subaccounts and the Guaranteed Interest Account. The deduction will be made on the same basis that the partial surrender is allocated. If any subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the subaccounts from which the partial surrender is deducted in relation to their Fund Values. The remaining Fund Charge which applies to the policy will be reduced proportionately for the amount of the Fund Charge which was assessed against the Fund Value.

TRANSACTION AND OTHER CHARGES

     - Partial Surrender Fee -- The lesser of 2% of the partial surrender amount or $25.

     - Transfer of Fund Value -- Currently $0.

     The partial surrender fee is guaranteed not to exceed the amounts above. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers which exceed 4 in any policy year. For policies issued for delivery to residents of the Commonwealth of Massachusetts, we guarantee that no transfer charge will be imposed on transfers made within one year from the date the policy is issued.

     We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 47.

     We will bear the direct operating expenses of MONY America Variable Account
L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

FEES AND EXPENSES OF THE FUNDS


     The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The
advisory fees are summarized at pages      . Fees and expenses of the Funds are
described in more detail in the Funds' prospectuses.

GUARANTEE OF CERTAIN CHARGES

     We guarantee that the following charges will not increase:

          (1) Mortality and expense risk charge.

          (2) Administrative charge.

          (3) Sales charge.

          (4) Guaranteed cost of insurance rates.

          (5) Fund charge.

          (6) Partial surrender fee.

     Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

        (1) Future expectations with respect to investment earnings,

        (2) Mortality,

        (3) Length of time policies will remain in effect,

        (4) Expenses, and

        (5) Taxes.

     In no event will they exceed the guaranteed rates defined in the policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

     Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if one of two alternate tests are met. These tests are:

          (1) "Cash Value Accumulation Test"

          (2) "Guideline Premium/Cash Value Corridor Test"

     Your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

          (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

          (2) A minimum ongoing "corridor" of death benefit in relation to the Fund Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors.

     We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101 (a) (1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:  "Seven-pay premium = $1,000
          Maximum premium to avoid "modified endowment" treatment = First year -- $1,000
          Through first two years -- $2,000
          Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies


     If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.


     We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner until the policy matures, unless the policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. If, for example, an individual who uses the proceeds of a loan for business or investment purposes, may be able to deduct all or part of the interest expense. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

     For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

     - The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

     - The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

     Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

          (1) The policies are purchased from any one insurance company (including the Company), and

          (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

          (1) When the taxpayer is at least 59 1/2 years old;

          (2) Which is attributable to the taxpayer becoming disabled; or

          (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Conventional Life Insurance Policies," page 44.)

  Reasonableness Requirement for Charges

     The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Pension and Profit Sharing Plans

     Policies purchased by a fund, which is part of a pension or profit sharing plan (under Sections 401(a) or 403 of the Code), will be treated differently from that described above. For participants in these plans, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit." The current cost of insurance must be included annually in the plan participant's gross income. This cost (referred to as the "P.S. 58" cost) is reported to the participant annually. The excess of the death benefit over the policy Fund Value will not be subject to federal income tax if:

          (1) The plan participant dies while covered by the plan, and

          (2) The policy proceeds are paid to the participant's beneficiary.

     However, the policy Fund Value will generally be taxable to the extent it exceeds the sum of (1) $5,000 plus (2) the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant has borrowed from his or her policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan.

  Other Employee Benefit Programs

     Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Diversification Requirements

     To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

          (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

          (2) No more than 70% can be represented by any two investments,

          (3) No more than 80% can be represented by any three investments, and

          (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

     Currently, for federal income tax purposes, the portfolio shares underlying the subaccounts available under the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

          (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

          (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

          (3) There is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

VOTING OF FUND SHARES

     Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if:

          (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

          (2) The present interpretation of the Act should change, and

          (3) As a result we determine that it is permitted to vote the shares of the Funds in our right.

     The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

     If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each policy owner setting forth:

          (1) A summary of the transactions which occurred since the last statement, and

          (2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

          (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

          (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

     Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

     The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

          (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

          (2) Be deregistered under that Act if such registration is no longer required, or

          (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     We may advertise the performance of the MONY America Variable Account L subaccounts. We will also report performance to policy owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

     Performance information may show the change in a policy owner's Fund Value in one or more subaccounts, or as a change in a policy owner's death benefit. Performance information may be expressed as a change in a policy owner's Fund Value over time or in terms of the average annual compounded rate of return on the policy owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular subaccount of MONY America Variable Account L over certain periods of time that will include one, five and ten years, or from the commencement of operation of the subaccount of MONY America Variable Account L if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

     Performance information for MONY America Variable Account L may be compared in advertisements, sales literature, and reports to policy owners to:

          (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

          (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount of MONY America Variable Account L reflects only the performance of a hypothetical policy whose Fund Value is allocated to MONY America Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY America Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

     You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0133689% daily, compounded daily, for a minimum effective annual rate of 5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5%.) After the tenth policy anniversary, an increase in the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account and Loan Account is expected. The rate is expected to be .5% higher. Neither increase is guaranteed.

     The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

     No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. The Company reserves the right to increase or decrease this limit in the future. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the policy owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the policy owner elects the Right to Exchange Policy. See "Right to Exchange Policy", page 31.

DEATH BENEFIT

     The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option I will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last monthly anniversary or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a death benefit percentage. Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a death benefit percentage. See "Death Benefits under the Policy," page 22.

POLICY CHARGES

     Deductions from premium, monthly deductions from the Fund Value, and Fund charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, the charge for any optional insurance benefits added by Rider, and administrative Fund Charge and sales Fund Charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Free Look Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

     - Transfers to the Guaranteed Interest Account may be made at any time and in any amount subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account. These limits are waived if the policyowner elects the Right to Exchange the Policy. See "Right to Exchange the Policy", page 17.

     - Transfers from the Guaranteed Interest Account to the subaccounts are limited to:

          - one in any policy year,

          - the greater of $5,000 and 25% of the Fund Value allocated to the Guaranteed Interest Account on the date of transfer, and

          - the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the valuation date when it is received. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

     Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     You may also make full surrenders, partial surrenders, and preferred partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See "Full Surrender," page 32 and "Partial Surrender", page 32. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

     If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.

     The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.

  The Policy

     This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

     If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

PAYMENTS

     Within seven days after the Company receives all the information needed for processing a payment, the Company will:

          (1) Pay death benefit proceeds,

          (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

          (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     - The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     - An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 43.)

ERRORS ON THE APPLICATION

     If the age or gender of the insured has been misstated, the death benefit under this policy will be the greater of:

          (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

          (2) The death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct age and gender.

If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Cost of Insurance," page 38.

INCONTESTABILITY

     The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

          (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy date; and

          (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, is principal underwriter (distributor) of the policies. MSC is a New York corporation organized on September 26, 1969. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the policies (as described in the preceding paragraph), compensation payable for the sale of the policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 50 percent of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.0 percent of any additional premiums plus, on the sixth and each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.10 percent of the Fund Value of the policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.0 percent level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     Commissions may be required to be repaid to the Company if Sales Charges are refunded upon exercise of the exchange privileges during the first 24 months after the Policy Date or within 24 months following an increase in Specified Amount.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019.

     Current Officers and Directors of MONY America are:

NAME                                      POSITION AND OFFICES WITH DEPOSITOR
----                                      -----------------------------------
Michael I. Roth................  Director, Chairman and Chief Executive Officer
Samuel J. Foti.................  Director, President and Chief Operating Officer
Richard E. Connors.............  Director
Richard Daddario...............  Director, Vice President and Controller
Phillip A. Eisenberg...........  Director, Vice President and Actuary
Margaret G. Gale...............  Director and Vice President
Stephen J. Hall................  Director
Charles P. Leone...............  Director, Vice President and Chief Compliance Officer
Kenneth M. Levine..............  Director and Executive Vice President
David S. Waldman...............  Secretary
David V. Weigel................  Treasurer

     No officer or director listed above receives any compensation from the Company in addition to compensation paid by MONY.

     Biographical information for each of the individuals listed in the above table is set forth below.

     DIRECTORS AND EXECUTIVE OFFICERS. Set forth below is a description of the business positions during at least the past five years for the directors and the executive officers of the Company.

     Michael I. Roth is Director, Chairman of the Board and Chief Executive Officer of the Company. He is Chairman of the Board (since July 1993) and Chief Executive Officer (since January 1993) of MONY and has been a Trustee since May 1991. Mr. Roth is also a director of the following subsidiaries of MONY: 1740 Advisers, Inc. (since December 1992) and MONY CS, Inc. (since December 1989). He has also served as MONY's President and Chief Executive Officer (from January 1993 to July 1993), President and Chief Operating Officer (from January 1991 to January 1993) and Executive Vice President and Chief Financial Officer (from March 1989 to January 1991). Mr. Roth has been with MONY for 9 years. Mr. Roth also served on the board of directors of the American Council of Life Insurance and serves on the boards of directors of the Life Insurance Council of New York, Insurance Marketplace Standards Association, Enterprise Foundation (a charitable foundation which develops housing not affiliated with the Enterprise Group of Funds), Metropolitan Development Association of Syracuse and Central New York, Enterprise Group of Funds, Inc., Enterprise Accumulation Trust, Pitney Bowes, Inc. and Promus Hotel Corporation.

     Samuel J. Foti is Director, President and Chief Operating Officer of the Company. He is President and Chief Operating Officer (since February 1994) of MONY and has been a Trustee since January 1993. Mr. Foti is also a director of the following subsidiaries of MONY: MONY Brokerage, Inc. (since January 1990), MONY International Holdings, Inc. (since October 1994), MONY Life Insurance Company of the Americas, Ltd., (since December 1994) and MONY Bank & Trust Company of the Americas, Ltd. (since December 1994). He has also served as MONY's Executive Vice President (from January 1991 to February 1994) and Senior Vice President (from April 1989 to January 1991). Mr. Foti has been with MONY for 10 years. Mr. Foti also serves on the board of directors of the Life Insurance Marketing and Research Association, where he served as Chairman from October 1996 through October 1997, Enterprise Group of Funds, Inc., Enterprise Accumulation Trust and The American College.

     Richard Daddario is Director, Vice President and Controller of the Company. He is Executive Vice President and Chief Financial Officer (since April 1994) of MONY. Mr. Daddario is also a director of the following subsidiaries of MONY:
MONY Brokerage, Inc. (since June 1997) and MONY Life Insurance Company of the Americas, Ltd. (since December 1997). He has also served as MONY's Chief Financial Officer (from January 1991 to present) and Senior Vice President (from July 1989 to April 1994). Mr. Daddario has been with MONY for 9 years.

     Kenneth M. Levine is Director and Executive Vice President of the Company. He is Executive Vice President (since February 1990) and Chief Investment Officer (since January 1991) of MONY and has been a Trustee since May 1994. Mr. Levine is also a director of the following subsidiaries of MONY: 1740 Advisers, Inc. (since December 1989), MONY Funding, Inc. (since October 1991), MONY Realty Partners, Inc. (since October 1991) and 1740 Ventures, Inc. (since October
1991). He has also served as MONY's Senior Vice President -- Pensions (from January 1988 to February 1990). Prior to that time, Mr. Levine held various management positions within MONY. Mr. Levine has been with MONY for 25 years.

     Richard E. Connors is Director of the Company. He is Senior Vice President of MONY (since February 1994). Mr. Connors is also a director of the following subsidiary of MONY: MONY Brokerage, Inc. (since May 1994). He has also served as MONY's Regional Vice President -- Western Region (from June 1991 to February
1994), Vice President -- Small Business Marketing (from January 1990 to June
1991) and Vice President -- Manpower Development (from March 1988 to January
1990). Mr. Connors has been with MONY for 10 years.

     Phillip A. Eisenberg is Director, Vice President and Actuary of the Company. He is Senior Vice President and Chief Actuary of MONY (since April
1993). He has also served as MONY's Vice President -- Individual Financial Affairs (from January 1989 to March 1993). Prior to that time, Mr. Eisenberg held various positions within MONY. Mr. Eisenberg has been with MONY for 34 years.

     Margaret G. Gale is Director and Vice President of the Company. She is Vice President of MONY (since February 1991). She has also served as Vice
President -- Policyholder Services (from 1988 to 1991). Ms. Gale has been with MONY for 20 years.

     Stephen J. Hall is Director of the Company. He is Senior Vice President of MONY (since February 1994). Mr. Hall is also a director of the following subsidiary of MONY: MONY Brokerage, Inc. (since October 1991). He has also served as MONY's Vice President & Chief Marketing Officer (from November 1990 to February 1994) and prior to that time was manager of MONY's Boise, Idaho insurance agency. Mr. Hall has been with MONY for 24 years.

     Charles P. Leone is Director, Vice President and Chief Compliance Officer of the Company. He is Vice President and Chief Corporate Compliance Officer of MONY (since 1996). He has also served as Vice President of MONY (from 1987 to
1996). Mr. Leone has been with MONY for 35 years.

     David S. Waldman is Secretary of the Company. He is Assistant Vice President and Senior Counsel -- Operations (since 1992). He has also served as Assistant General Counsel of MONY (from 1986 to 1992). Mr. Waldman has been with MONY for 16 years.

     David V. Weigel is Treasurer of the Company. He is Vice
President -- Treasurer of MONY (since 1994). He has also served as Assistant Treasurer of MONY (from 1986 to 1994). Mr. Weigel has been with MONY for 25 years.

     No officer or director listed above receives any compensation from MONY America Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

TELEPHONE TRANSFER PRIVILEGES

     You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. The Company may record all or part of any telephone conversation with respect to transfer and allocation instructions. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any valuation date will be effected as of the end of that valuation date in accordance with your instructions, subject to the limitations stated in this prospectus (presuming that the Right to Return Policy Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

     The Company has adopted guidelines (which it believes to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and you will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which MONY America Variable Account L is a party, or which would materially affect MONY America Variable Account L.

LEGAL MATTERS

     Legal matters have been passed on by the then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) in connection with:

     (1) The issue and sale of the policies described in this prospectus,

     (2) The organization of the Company,

     (3) The Company's authority to issue the policies under Arizona law, and

     (4) The validity of the forms of the policies under Arizona law.

     Edward P. Bank, then Vice President -- Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) has passed upon legal matters relating to the federal income tax laws.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS


     The audited financial statements for MONY America Variable Account L and for the Company for the years ended December 31, 1997, 1998 and 1999 included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.


FINANCIAL STATEMENTS


     The audited financial statements for MONY America Variable Account L for the years ended December 31, 1997, 1998 and 1999 are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein, starting on page F-35.



     The financial statements of MONY America Variable Account L and of the Company for the years ended December 31, 1997, 1998 and 1999 have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account L and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Report of Independent Accountants.........................  F-2
  Statements of assets and liabilities as of December 31,
     1999...................................................  F-3
  Statements of operations for the year ended December 31,
     1999...................................................  F-5
  Statements of changes in net assets for the years ended
     December 31, 1999 and 1998.............................  F-7
  Notes to financial statements.............................  F-10
  Report of Independent Accountants.........................  F-12
  Statements of assets and liabilities as of December 31,
     1998...................................................  F-13
  Statements of operations for the year ended December 31,
     1998...................................................  F-15
  Statements of changes in net assets for the years ended
     December 31, 1998 and 1997.............................  F-17
  Notes to financial statements.............................  F-20
  Report of Independent Accountants.........................  F-23
  Statements of assets and liabilities as of December 31,
     1997...................................................  F-24
  Statements of operations for the year ended December 31,
     1997...................................................  F-26
  Statements of changes in net assets for the years ended
     December 31, 1997 and 1996.............................  F-28
  Notes to financial statements.............................  F-31
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.........................  F-
  Balance sheets as of December 31, 1999 and 1998...........  F-
  Statements of income and comprehensive income for the
     years ended December 31, 1999, 1998 and 1997...........  F-
  Statements of changes in shareholder's equity for the
     years ended December 31, 1999, 1998 and 1997...........  F-
  Statements of cash flows for the years ended December 31,
     1999, 1998 and 1997....................................  F-
  Notes to financial statements.............................  F-

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the

Contractholders of MONY America Variable Account L -- Strategist and MONYEquity
Master:



In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY America Variable Account L at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                      STRATEGIST
                                    ------------------------------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                    ------------------------------------------------------------------------------
                                      EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                      GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                    ----------   ----------   ------------   ----------   -----------   ----------
              ASSETS
Shares held in respective Funds...      27,205      32,301        13,191         4,713        64,512       61,113
                                    ==========   =========      ========      ========    ==========     ========
Investments at cost in respective
  Funds...........................  $  793,148   $ 701,844      $139,607      $ 59,590    $1,140,535     $ 61,113
                                    ==========   =========      ========      ========    ==========     ========
Investments in respective Funds at
  net asset value.................  $1,323,536   $ 756,486      $142,729      $ 58,060    $1,479,270     $ 61,113
Amount due from respective
  Funds...........................          10          10             0             0        39,706            0
                                    ----------   ---------      --------      --------    ----------     --------
          Total assets............   1,323,546     756,496       142,729        58,060     1,518,976       61,113
                                    ----------   ---------      --------      --------    ----------     --------
           LIABILITIES
Amount due to MONY America........         351         206            38            15        40,090           16
                                    ----------   ---------      --------      --------    ----------     --------
          Total liabilities.......         351         206            38            15        40,090           16
                                    ----------   ---------      --------      --------    ----------     --------
Net assets........................  $1,323,195   $ 756,290      $142,691      $ 58,045    $1,478,886     $ 61,097
                                    ==========   =========      ========      ========    ==========     ========
Net assets consist of:
  Contractholders' net payments...  $  127,559   $(131,210)     $(33,305)     $(62,444)   $ (213,989)    $(22,152)
  Undistributed net investment
     income.......................     380,866     575,737       177,129       106,841       943,194       83,249
  Accumulated net realized gain
     (loss) on investments........     284,382     257,121        (4,255)       15,178       410,946            0
  Net unrealized appreciation
     (depreciation) of
     investments..................     530,388      54,642         3,122        (1,530)      338,735            0
                                    ----------   ---------      --------      --------    ----------     --------
Net assets........................  $1,323,195   $ 756,290      $142,691      $ 58,045    $1,478,886     $ 61,097
                                    ==========   =========      ========      ========    ==========     ========
Number of units outstanding*......      14,055      10,955         5,687         1,884        23,596        3,115
                                    ----------   ---------      --------      --------    ----------     --------
Net asset value per unit
  outstanding*....................  $    94.14   $   69.04      $  25.09      $  30.81    $    62.68     $  19.61
                                    ==========   =========      ========      ========    ==========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                               MONYEQUITY MASTER
                                               ---------------------------------------------------------------------------------
                                                             MONY SERIES FUND, INC.                  ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------------------------------   ---------------------------
                                               INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                    SMALL COMPANY
                                                TERM BOND        BOND      SECURITIES     MARKET       EQUITY          VALUE
                                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT**
                                               ------------   ----------   ----------   ----------   -----------   -------------
                   ASSETS
Shares held in respective Funds..............      72,056       128,297       89,268    6,446,227      1,112,520        881,104
                                                 ========     ==========    ========    ==========   ===========    ===========
Investments at cost in respective Funds......    $802,858     $1,705,866    $978,049    $6,446,227   $40,476,744    $25,150,641
                                                 ========     ==========    ========    ==========   ===========    ===========
Investments in respective Funds at net asset
  value......................................    $779,642     $1,580,617    $973,916    $6,446,227   $42,965,518    $27,710,718
Amount due from respective Funds.............           5           126           38           42         26,217          4,764
Amount due from MONY America.................       5,565           928            0        1,406          2,993          2,255
                                                 --------     ----------    --------    ----------   -----------    -----------
        Total assets.........................     785,212     1,581,671      973,954    6,447,675     42,994,728     27,717,737
                                                 --------     ----------    --------    ----------   -----------    -----------
                 LIABILITIES
Amount due to respective Funds...............       5,565           928            0        1,406          2,993          2,255
Amount due to MONY America...................         265           653          360        2,092         39,933         13,629
                                                 --------     ----------    --------    ----------   -----------    -----------
        Total liabilities....................       5,830         1,581          360        3,498         42,926         15,884
                                                 --------     ----------    --------    ----------   -----------    -----------
Net assets...................................    $779,382     $1,580,090    $973,594    $6,444,177   $42,951,802    $27,701,853
                                                 ========     ==========    ========    ==========   ===========    ===========
Net assets consist of:
  Contractholders' net payments..............    $749,548     $1,487,610    $905,960    $5,882,067   $32,774,684    $20,153,144
  Undistributed net investment income........      50,656       172,195       48,240      562,110      4,628,634      3,191,939
  Accumulated net realized gain (loss) on
    investments..............................       2,394        45,534       23,527            0      3,059,710      1,796,693
  Net unrealized appreciation (depreciation)
    of investments...........................     (23,216)     (125,249)      (4,133)           0      2,488,774      2,560,077
                                                 --------     ----------    --------    ----------   -----------    -----------
Net assets...................................    $779,382     $1,580,090    $973,594    $6,444,177   $42,951,802    $27,701,853
                                                 ========     ==========    ========    ==========   ===========    ===========
Number of units outstanding*.................      61,590       116,016       78,201      521,637      1,709,190      1,135,497
                                                 --------     ----------    --------    ----------   -----------    -----------
Net asset value per unit outstanding*........    $  12.65     $   13.62     $  12.45    $   12.35    $     25.13    $     24.40
                                                 ========     ==========    ========    ==========   ===========    ===========

                                                           MONYEQUITY MASTER
                                               -----------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                               -----------------------------------------
                                                              INTERNATIONAL   HIGH YIELD
                                                 MANAGED         GROWTH          BOND
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ------------   -------------   ----------
                   ASSETS
Shares held in respective Funds..............     3,125,732      1,499,670       816,915
                                               ============    ===========    ==========
Investments at cost in respective Funds......  $125,216,632    $10,231,152    $4,411,799
                                               ============    ===========    ==========
Investments in respective Funds at net asset
  value......................................  $113,464,083    $13,931,932    $4,133,590
Amount due from respective Funds.............        30,460          1,332         1,427
Amount due from MONY America.................         8,518          1,938           250
                                               ------------    -----------    ----------
        Total assets.........................   113,503,061     13,935,202     4,135,267
                                               ------------    -----------    ----------
                 LIABILITIES
Amount due to respective Funds...............         8,518          1,938           250
Amount due to MONY America...................        67,326          5,681         2,787
                                               ------------    -----------    ----------
        Total liabilities....................        75,844          7,619         3,037
                                               ------------    -----------    ----------
Net assets...................................  $113,427,217    $13,927,583    $4,132,230
                                               ============    ===========    ==========
Net assets consist of:
  Contractholders' net payments..............  $ 88,371,723    $ 9,122,684    $3,704,847
  Undistributed net investment income........    27,092,347        653,771       754,832
  Accumulated net realized gain (loss) on
    investments..............................     9,715,696        450,348       (49,240)
  Net unrealized appreciation (depreciation)
    of investments...........................   (11,752,549)     3,700,780      (278,209)
                                               ------------    -----------    ----------
Net assets...................................  $113,427,217    $13,927,583    $4,132,230
                                               ============    ===========    ==========
Number of units outstanding*.................     4,803,230        616,656       277,914
                                               ------------    -----------    ----------
Net asset value per unit outstanding*........  $      23.61    $     22.59    $    14.87
                                               ============    ===========    ==========

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                        STRATEGIST
                                      ------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                      ------------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                      ----------   ----------   ------------   ----------   -----------   ----------
Dividend income.....................   $ 86,240    $ 138,748      $ 6,984       $  3,619     $163,472       $3,163
Mortality and expense risk
  charges...........................     (6,683)      (4,692)        (886)          (367)      (8,122)        (391)
                                       --------    ---------      -------       --------     --------       ------
Net investment income...............     79,557      134,056        6,098          3,252      155,350        2,772
                                       --------    ---------      -------       --------     --------       ------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain on
     investments....................     28,326       31,610          613          2,745       81,348            0
  Net change in unrealized
     appreciation (depreciation) of
     investments....................    251,887     (108,424)      (7,233)       (11,228)     118,209            0
                                       --------    ---------      -------       --------     --------       ------
Net realized and unrealized gain
  (loss) on investments.............    280,213      (76,814)      (6,620)        (8,483)     199,557            0
                                       --------    ---------      -------       --------     --------       ------
Net increase (decrease) in net
  assets resulting from
  operations........................   $359,770    $  57,242      $  (522)      $ (5,231)    $354,907       $2,772
                                       ========    =========      =======       ========     ========       ======


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                        MONYEQUITY MASTER
                                       ---------------------------------------------------
                                                     MONY SERIES FUND, INC.
                                       ---------------------------------------------------
                                       INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                        TERM BOND        BOND      SECURITIES     MARKET
                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                       ------------   ----------   ----------   ----------
Dividend income......................    $ 38,579     $  92,636     $ 25,957     $231,542
Mortality and expense risk charges...      (5,957)      (12,249)      (6,653)     (35,133)
                                         --------     ---------     --------     --------
Net investment income................      32,622        80,387       19,304      196,409
                                         --------     ---------     --------     --------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments......................      (3,347)      (16,422)       6,761            0
  Net change in unrealized
    appreciation (depreciation) of
    investments......................     (33,665)     (209,021)     (26,058)           0
                                         --------     ---------     --------     --------
Net realized and unrealized gain
  (loss) on investments..............     (37,012)     (225,443)     (19,297)           0
                                         --------     ---------     --------     --------
Net increase (decrease) in net assets
  resulting from operations..........    $ (4,390)    $(145,056)    $      7     $196,409
                                         ========     =========     ========     ========

                                                                 MONYEQUITY MASTER
                                       ----------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                       ----------------------------------------------------------------------
                                                    SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                         EQUITY         VALUE         MANAGED         GROWTH          BOND
                                       SUBACCOUNT    SUBACCOUNT*     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                       ----------   -------------   ------------   -------------   ----------
Dividend income......................  $3,224,434    $1,710,177     $ 18,691,259    $  298,708     $ 379,263
Mortality and expense risk charges...    (267,085)     (167,321)        (778,744)      (70,500)      (29,235)
                                       ----------    ----------     ------------    ----------     ---------
Net investment income................   2,957,349     1,542,856       17,912,515       228,208       350,028
                                       ----------    ----------     ------------    ----------     ---------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments......................     816,091       533,338        1,708,506       137,455      (101,361)
  Net change in unrealized
    appreciation (depreciation) of
    investments......................   1,678,484     2,698,994      (11,119,070)    3,547,935      (132,000)
                                       ----------    ----------     ------------    ----------     ---------
Net realized and unrealized gain
  (loss) on investments..............   2,494,575     3,232,332       (9,410,564)    3,685,390      (233,361)
                                       ----------    ----------     ------------    ----------     ---------
Net increase (decrease) in net assets
  resulting from operations..........  $5,451,924    $4,775,188     $  8,501,951    $3,913,598     $ 116,667
                                       ==========    ==========     ============    ==========     =========


---------------
* Formerly Small Cap Subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                           STRATEGIST
                                     ---------------------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------
                                                                                    INTERMEDIATE TERM
                                         EQUITY GROWTH          EQUITY INCOME             BOND             LONG TERM BOND
                                          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                     ---------------------   -------------------   -------------------   -------------------
                                        1999        1998       1999       1998       1999       1998       1999       1998
                                     ----------   --------   --------   --------   --------   --------   --------   --------
From operations:
 Net investment income.............  $   79,557   $133,288   $134,056   $113,923   $  6,098   $  7,197   $  3,252   $  3,494
 Net realized gain on
   investments.....................      28,326     31,754     31,610     24,324        613      1,127      2,745      1,624
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................     251,887     26,614   (108,424)   (55,179)    (7,233)     1,982    (11,228)     1,198
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets resulting from
 operations........................     359,770    191,656     57,242     83,068       (522)    10,306     (5,231)     6,316
                                     ----------   --------   --------   --------   --------   --------   --------   --------
From unit transactions:
 Net proceeds from the issuance of
   units...........................      51,062     47,550     33,394     31,012     10,042      8,787      5,202      4,168
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................     (48,972)   (76,005)   (93,401)   (60,685)   (17,325)   (25,134)   (12,760)   (11,205)
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) from unit
 transactions......................       2,090    (28,455)   (60,007)   (29,673)    (7,283)   (16,347)    (7,558)    (7,037)
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets............................     361,860    163,201     (2,765)    53,395     (7,805)    (6,041)   (12,789)      (721)
Net assets beginning of year.......     961,335    798,134    759,055    705,660    150,496    156,537     70,834     71,555
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Net assets end of year*............  $1,323,195   $961,335   $756,290   $759,055   $142,691   $150,496   $ 58,045   $ 70,834
                                     ==========   ========   ========   ========   ========   ========   ========   ========
Unit transactions:
 Units outstanding beginning of
   year............................      14,007     14,506     11,808     12,292      5,977      6,639      2,112      2,334
 Units issued during the year......         670        803        497        526        400        363        163        127
 Units redeemed during the year....        (622)    (1,302)    (1,350)    (1,010)      (690)    (1,025)      (391)      (349)
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Units outstanding end of year......      14,055     14,007     10,955     11,808      5,687      5,977      1,884      2,112
                                     ==========   ========   ========   ========   ========   ========   ========   ========
---------------
* Includes undistributed net
 investment income of:               $  380,866   $301,309   $575,737   $441,681   $177,129   $171,031   $106,841   $103,589
                                     ==========   ========   ========   ========   ========   ========   ========   ========

                                                      STRATEGIST
                                     ---------------------------------------------
                                                MONY SERIES FUND, INC.
                                     ---------------------------------------------

                                           DIVERSIFIED            MONEY MARKET
                                           SUBACCOUNT              SUBACCOUNT
                                     -----------------------   -------------------
                                        1999         1998        1999       1998
                                     ----------   ----------   --------   --------
From operations:
 Net investment income.............  $  155,350   $  254,338   $  2,772   $  3,301
 Net realized gain on
   investments.....................      81,348       73,407          0          0
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................     118,209      (84,041)         0          0
                                     ----------   ----------   --------   --------
Net increase (decrease) in net
 assets resulting from
 operations........................     354,907      243,704      2,772      3,301
                                     ----------   ----------   --------   --------
From unit transactions:
 Net proceeds from the issuance of
   units...........................      67,724       63,685      7,498      6,765
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................    (178,570)    (183,727)   (18,290)   (16,512)
                                     ----------   ----------   --------   --------
Net increase (decrease) from unit
 transactions......................    (110,846)    (120,042)   (10,792)    (9,747)
                                     ----------   ----------   --------   --------
Net increase (decrease) in net
 assets............................     244,061      123,662     (8,020)    (6,446)
Net assets beginning of year.......   1,234,825    1,111,163     69,117     75,563
                                     ----------   ----------   --------   --------
Net assets end of year*............  $1,478,886   $1,234,825   $ 61,097   $ 69,117
                                     ==========   ==========   ========   ========
Unit transactions:
 Units outstanding beginning of
   year............................      25,565       28,291      3,678      4,207
 Units issued during the year......       1,275        1,509        392        369
 Units redeemed during the year....      (3,244)      (4,235)      (955)      (898)
                                     ----------   ----------   --------   --------
Units outstanding end of year......      23,596       25,565      3,115      3,678
                                     ==========   ==========   ========   ========
---------------
* Includes undistributed net
 investment income of:               $  943,194   $  787,844   $ 83,249   $ 80,477
                                     ==========   ==========   ========   ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                       MONYEQUITY MASTER
                              ---------------------------------------------------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                              ---------------------------------------------------------------------------------------------------
                               INTERMEDIATE TERM            LONG TERM               GOVERNMENT                   MONEY
                                      BOND                    BOND                  SECURITIES                   MARKET
                                   SUBACCOUNT              SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                              --------------------   -----------------------   ---------------------   --------------------------
                                1999        1998        1999         1998        1999        1998         1999           1998
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
From operations:
  Net investment income.....  $  32,622   $ 11,937   $   80,387   $   44,501   $  19,304   $  14,412   $   196,409   $    143,110
  Net realized gain (loss)
    on investments..........     (3,347)     4,813      (16,422)      53,711       6,761      10,794             0              0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments.............    (33,665)     5,189     (209,021)       5,771     (26,058)      5,587             0              0
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Net increase (decrease) in
  net assets resulting from
  operations................     (4,390)    21,939     (145,056)     103,983           7      30,793       196,409        143,110
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
From unit transactions:
  Net proceeds from the
    issuance of units.......    259,097    495,470      939,989      910,497     486,563     389,606     6,472,419     21,592,510
  Net asset value of units
    redeemed or used to meet
    contract obligations....   (127,346)   (99,753)    (770,619)    (407,166)   (232,350)   (199,430)   (5,555,147)   (20,103,798)
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Net increase (decrease) from
  unit transactions.........    131,751    395,717      169,370      503,331     254,213     190,176       917,272      1,488,712
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Net increase (decrease) in
  net assets................    127,361    417,656       24,314      607,314     254,220     220,969     1,113,681      1,631,822
Net assets beginning of
  year......................    652,021    234,365    1,555,776      948,462     719,374     498,405     5,330,496      3,698,674
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Net assets end of year*.....  $ 779,382   $652,021   $1,580,090   $1,555,776   $ 973,594   $ 719,374   $ 6,444,177   $  5,330,496
                              =========   ========   ==========   ==========   =========   =========   ===========   ============
Unit transactions:
  Units outstanding
    beginning of year.......     51,260     19,650      104,745       69,779      57,728      42,420       449,645        325,979
  Units issued during the
    year....................     20,763     39,723       69,177       63,831      39,507      31,996       686,519      1,861,351
  Units redeemed during the
    year....................    (10,433)    (8,113)     (57,906)     (28,865)    (19,034)    (16,688)     (614,527)    (1,737,685)
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Units outstanding end of
  year......................     61,590     51,260      116,016      104,745      78,201      57,728       521,637        449,645
                              =========   ========   ==========   ==========   =========   =========   ===========   ============
---------------
* Includes undistributed net
  investment income of:       $  50,656   $ 18,034   $  172,195   $   91,808   $  48,240   $  28,936   $   562,110   $    365,701
                              =========   ========   ==========   ==========   =========   =========   ===========   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                         MONYEQUITY MASTER
                                        -----------------------------------------------------------------------------------
                                                                   ENTERPRISE ACCUMULATION TRUST
                                        -----------------------------------------------------------------------------------
                                                                          SMALL COMPANY
                                                 EQUITY                       VALUE                       MANAGED
                                               SUBACCOUNT                 SUBACCOUNT**                  SUBACCOUNT
                                        -------------------------   -------------------------   ---------------------------
                                           1999          1998          1999          1998           1999           1998
                                        -----------   -----------   -----------   -----------   ------------   ------------
From operations:
Net investment income (loss)..........  $ 2,957,349   $ 1,132,378   $ 1,542,856   $   943,250   $ 17,912,515   $  6,460,211
Net realized gain (loss) on
  investments.........................      816,091     1,299,251       533,338       880,276      1,708,506      4,263,820
Net change in unrealized appreciation
  (depreciation) of investments.......    1,678,484      (555,041)    2,698,994      (781,462)   (11,119,070)    (6,000,861)
                                        -----------   -----------   -----------   -----------   ------------   ------------
Net increase in net assets resulting
  from operations.....................    5,451,924     1,876,588     4,775,188     1,042,064      8,501,951      4,723,170
                                        -----------   -----------   -----------   -----------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance of
    units.............................   14,814,850    17,178,981    10,495,593    11,226,613     32,930,266     43,195,093
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................   (7,392,370)   (5,460,969)   (4,895,495)   (3,126,835)   (19,858,472)   (16,133,792)
                                        -----------   -----------   -----------   -----------   ------------   ------------
Net increase from unit transactions...    7,422,480    11,718,012     5,600,098     8,099,778     13,071,794     27,061,301
                                        -----------   -----------   -----------   -----------   ------------   ------------
Net increase in net assets............   12,874,404    13,594,600    10,375,286     9,141,842     21,573,745     31,784,471
Net assets beginning of year..........   30,077,398    16,482,798    17,326,567     8,184,725     91,853,472     60,069,001
                                        -----------   -----------   -----------   -----------   ------------   ------------
Net assets end of year*...............  $42,951,802   $30,077,398   $27,701,853   $17,326,567   $113,427,217   $ 91,853,472
                                        ===========   ===========   ===========   ===========   ============   ============
Unit transactions:
Units outstanding beginning of year...    1,373,480       821,090       874,371       449,403      4,216,748      2,954,670
Units issued during the year..........      697,369       812,747       509,273       594,256      1,506,274      2,028,359
Units redeemed during the year........     (361,659)     (260,357)     (248,147)     (169,288)      (919,792)      (766,281)
                                        -----------   -----------   -----------   -----------   ------------   ------------
Units outstanding end of year.........    1,709,190     1,373,480     1,135,497       874,371      4,803,230      4,216,748
                                        ===========   ===========   ===========   ===========   ============   ============
---------------
 * Includes undistributed net
   investment income of:                $ 4,628,634   $ 1,671,285   $ 3,191,939   $ 1,649,083   $ 27,092,347   $  9,179,832
                                        ===========   ===========   ===========   ===========   ============   ============
** Formerly Small Cap Subaccount

                                                         MONYEQUITY MASTER
                                        ----------------------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                        ----------------------------------------------------
                                              INTERNATIONAL                HIGH YIELD
                                                 GROWTH                       BOND
                                               SUBACCOUNT                  SUBACCOUNT
                                        -------------------------   ------------------------
                                           1999          1998          1999          1998
                                        -----------   -----------   -----------   ----------
From operations:
Net investment income (loss)..........  $   228,208   $   309,850   $   350,028   $  243,867
Net realized gain (loss) on
  investments.........................      137,455       147,844      (101,361)      15,820
Net change in unrealized appreciation
  (depreciation) of investments.......    3,547,935       260,368      (132,000)    (184,965)
                                        -----------   -----------   -----------   ----------
Net increase in net assets resulting
  from operations.....................    3,913,598       718,062       116,667       74,722
                                        -----------   -----------   -----------   ----------
From unit transactions:
  Net proceeds from the issuance of
    units.............................    4,118,010     4,158,036     1,520,826    2,119,601
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................   (1,722,826)   (1,336,551)   (1,041,034)    (598,271)
                                        -----------   -----------   -----------   ----------
Net increase from unit transactions...    2,395,184     2,821,485       479,792    1,521,330
                                        -----------   -----------   -----------   ----------
Net increase in net assets............    6,308,782     3,539,547       596,459    1,596,052
Net assets beginning of year..........    7,618,801     4,079,254     3,535,771    1,939,719
                                        -----------   -----------   -----------   ----------
Net assets end of year*...............  $13,927,583   $ 7,618,801   $ 4,132,230   $3,535,771
                                        ===========   ===========   ===========   ==========
Unit transactions:
Units outstanding beginning of year...      475,982       290,466       245,156      138,275
Units issued during the year..........      251,798       275,608       104,613      148,827
Units redeemed during the year........     (111,124)      (90,092)      (71,855)     (41,946)
                                        -----------   -----------   -----------   ----------
Units outstanding end of year.........      616,656       475,982       277,914      245,156
                                        ===========   ===========   ===========   ==========
---------------
 * Includes undistributed net
   investment income of:                $   653,771   $   425,563   $   754,832   $  404,804
                                        ===========   ===========   ===========   ==========
** Formerly Small Cap Subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONYCustom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

     There are currently six Strategist Subaccounts and nine MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of Strategist commenced operation in 1985 and the subaccounts of MONY Equity Master commenced operations in 1995. The Funds are registered under the 1940 Act as open end, diversified, management investment companies, and are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONY Equity Master Subaccounts for 1999 aggregated $18,529,609.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 1999 were as follows:

                                                              COST OF        PROCEEDS FROM
STRATEGIST SUBACCOUNTS                                    SHARES ACQUIRED   SHARES REDEEMED
----------------------                                    ---------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio.................................    $    53,386       $    57,639
Equity Income Portfolio.................................         38,478           102,983
Intermediate Term Bond Portfolio........................         10,616            18,747
Long Term Bond Portfolio................................          5,347            13,257
Diversified Portfolio...................................        108,619           227,203
Money Market Portfolio..................................          7,560            18,727

MONYEQUITY MASTER SUBACCOUNTS
-----------------------------

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio........................        362,051           235,997
Long Term Bond Portfolio................................      1,331,969         1,174,321
Government Securities Portfolio.........................        505,766           257,884
Money Market Portfolio..................................     11,517,132        10,632,944
Enterprise Accumulation Trust
Equity Portfolio........................................     16,675,473         9,506,362
Small Company Value Portfolio...........................     11,911,641         6,469,999
Managed Portfolio.......................................     36,248,438        23,918,522
International Growth Portfolio..........................      4,539,166         2,210,133
High Yield Bond Portfolio...............................      1,598,893         1,146,976

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Strategist/MONYEquity
Master:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L (comprising, respectively, Strategist's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, and Money Market Subaccounts; and MONYEquity Master's Intermediate Term Bond, Long Term Bond, Government Securities, Money Market, Equity, Small Cap, Managed, International Growth, and High Yield Bond Subaccounts) at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 12, 1999

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998

                                                                     STRATEGIST
                                   ------------------------------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                   ------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                     GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   ------------   ----------   -----------   ----------
             ASSETS
Investments at cost (Note 4).....  $ 682,834    $ 595,988     $ 140,141     $  61,136    $1,014,298    $  69,117
                                   =========    =========     =========     =========    ==========    =========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2).............................  $ 961,335    $ 759,055     $ 150,496     $  70,834    $1,234,825    $  69,117
Amount due from MONY Series Fund,
  Inc............................          7           38             0             0           157           21
Amount due from MONY America.....         10           10             0             0            27            0
                                   ---------    ---------     ---------     ---------    ----------    ---------
          Total assets...........    961,352      759,103       150,496        70,834     1,235,009       69,138
                                   ---------    ---------     ---------     ---------    ----------    ---------
           LIABILITIES
Amount due to MONY Series Fund,
  Inc............................         10           10             0             0            27            0
Amount due to MONY America.......          7           38             0             0           157           21
                                   ---------    ---------     ---------     ---------    ----------    ---------
          Total liabilities......         17           48             0             0           184           21
                                   ---------    ---------     ---------     ---------    ----------    ---------
Net assets.......................  $ 961,335    $ 759,055     $ 150,496     $  70,834    $1,234,825    $  69,117
                                   =========    =========     =========     =========    ==========    =========
Net assets consist of:
  Contractholders' net
     payments....................  $ 532,846    $ 452,429     $ 186,834     $ 110,895    $  870,386    $ 202,760
  Cost of insurance withdrawals
     (Note 3)....................   (407,376)    (523,633)     (212,856)     (165,781)     (973,530)    (214,120)
  Undistributed net investment
     income......................    301,309      441,681       171,031       103,589       787,844       80,477
  Accumulated net realized gain
     (loss) on investments.......    256,055      225,511        (4,868)       12,433       329,598            0
  Unrealized appreciation of
     investments.................    278,501      163,067        10,355         9,698       220,527            0
                                   ---------    ---------     ---------     ---------    ----------    ---------
Net assets.......................  $ 961,335    $ 759,055     $ 150,496     $  70,834    $1,234,825    $  69,117
                                   =========    =========     =========     =========    ==========    =========
Number of units outstanding* ....     14,007       11,808         5,977         2,112        25,565        3,678
                                   ---------    ---------     ---------     ---------    ----------    ---------
Net asset value per unit
  outstanding* ..................  $   68.63    $   64.28     $   25.18     $   33.55    $    48.30    $   18.79
                                   =========    =========     =========     =========    ==========    =========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                     MONYEQUITY MASTER
                                    ---------------------------------------------------
                                                  MONY SERIES FUND, INC.
                                    ---------------------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                     TERM BOND        BOND      SECURITIES     MARKET
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                    ------------   ----------   ----------   ----------
              ASSETS
Investments at cost (Note 4)......    $641,572     $1,472,004    $697,449    $5,330,496
                                      ========     ==========    ========    ==========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)..................    $      0     $       0     $      0    $       0
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)..............................     652,021     1,555,776      719,374    5,330,496
Amount due from Enterprise
  Accumulation Trust..............           0             0            0            0
Amount due from MONY America......       7,498           164           11       12,554
Amount due from MONY Series Fund,
  Inc.............................       1,617           236           55        2,757
                                      --------     ----------    --------    ----------
        Total assets..............     661,136     1,556,176      719,440    5,345,807
                                      --------     ----------    --------    ----------
           LIABILITIES
Amount due to Enterprise
  Accumulation Trust..............           0             0            0            0
Amount due to MONY America........       1,617           236           55        2,757
Amount due to MONY Series Fund,
  Inc.............................       7,498           164           11       12,554
                                      --------     ----------    --------    ----------
        Total liabilities.........       9,115           400           66       15,311
                                      --------     ----------    --------    ----------
Net assets........................    $652,021     $1,555,776    $719,374    $5,330,496
                                      ========     ==========    ========    ==========
Net assets consist of:
  Contractholders' net payments...    $705,932     $1,622,461    $816,253    $5,888,281
  Cost of insurance withdrawals
    (Note 3)......................     (88,135)     (304,221)    (164,506)    (923,486)
  Undistributed net investment
    income........................      18,034        91,808       28,936      365,701
  Accumulated net realized gain on
    investments...................       5,741        61,956       16,766            0
  Unrealized appreciation
    (depreciation) of
    investments...................      10,449        83,772       21,925            0
                                      --------     ----------    --------    ----------
Net assets........................    $652,021     $1,555,776    $719,374    $5,330,496
                                      ========     ==========    ========    ==========
Number of units outstanding* .....      51,260       104,745       57,728      449,645
                                      --------     ----------    --------    ----------
Net asset value per unit
  outstanding* ...................    $  12.72     $   14.85     $  12.46    $   11.85
                                      ========     ==========    ========    ==========

                                                              MONYEQUITY MASTER
                                    ---------------------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------
                                                                               INTERNATIONAL   HIGH YIELD
                                      EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    -----------   -----------   ------------   -------------   ----------
              ASSETS
Investments at cost (Note 4)......  $29,267,109   $17,465,483   $ 92,486,951    $7,465,956     $3,681,980
                                    ===========   ===========   ============    ==========     ==========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)..................  $30,077,398   $17,326,567   $ 91,853,472    $7,618,801     $3,535,771
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)..............................            0             0              0             0              0
Amount due from Enterprise
  Accumulation Trust..............       13,686         5,946         36,505         2,166          1,550
Amount due from MONY America......        5,988         3,942          7,552           637            586
Amount due from MONY Series Fund,
  Inc.............................            0             0              0             0              0
                                    -----------   -----------   ------------    ----------     ----------
        Total assets..............   30,097,072    17,336,455     91,897,529     7,621,604      3,537,907
                                    -----------   -----------   ------------    ----------     ----------
           LIABILITIES
Amount due to Enterprise
  Accumulation Trust..............        5,988         3,942          7,552           637            586
Amount due to MONY America........       13,686         5,946         36,505         2,166          1,550
Amount due to MONY Series Fund,
  Inc.............................            0             0              0             0              0
                                    -----------   -----------   ------------    ----------     ----------
        Total liabilities.........       19,674         9,888         44,057         2,803          2,136
                                    -----------   -----------   ------------    ----------     ----------
Net assets........................  $30,077,398   $17,326,567   $ 91,853,472    $7,618,801     $3,535,771
                                    ===========   ===========   ============    ==========     ==========
Net assets consist of:
  Contractholders' net payments...  $31,708,512   $17,792,682   $ 94,994,106    $8,279,552     $3,923,901
  Cost of insurance withdrawals
    (Note 3)......................   (6,356,307)   (3,239,637)   (19,694,177)   (1,552,052)      (698,846)
  Undistributed net investment
    income........................    1,671,285     1,649,083      9,179,832       425,563        404,804
  Accumulated net realized gain on
    investments...................    2,243,619     1,263,355      8,007,190       312,893         52,121
  Unrealized appreciation
    (depreciation) of
    investments...................      810,289      (138,916)      (633,479)      152,845       (146,209)
                                    -----------   -----------   ------------    ----------     ----------
Net assets........................  $30,077,398   $17,326,567   $ 91,853,472    $7,618,801     $3,535,771
                                    ===========   ===========   ============    ==========     ==========
Number of units outstanding* .....    1,373,480       874,371      4,216,748       475,982        245,156
                                    -----------   -----------   ------------    ----------     ----------
Net asset value per unit
  outstanding* ...................  $     21.90   $     19.82   $      21.78    $    16.01     $    14.42
                                    ===========   ===========   ============    ==========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                        STRATEGIST
                                      ------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                      ------------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                      ----------   ----------   ------------   ----------   -----------   ----------
Dividend income.....................   $138,443     $118,315      $  8,132      $  3,912     $ 261,166     $  3,735
Mortality and expense risk charges
  (Note 3)..........................     (5,155)      (4,392)         (935)         (418)       (6,828)        (434)
                                       --------     --------      --------      --------     ---------     --------
Net investment income...............    133,288      113,923         7,197         3,494       254,338        3,301
                                       --------     --------      --------      --------     ---------     --------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales...............     83,899       70,294        26,174        11,980       244,465       17,192
  Cost of shares sold...............    (52,145)     (45,970)      (25,047)      (10,356)     (171,058)     (17,192)
                                       --------     --------      --------      --------     ---------     --------
Net realized gain on investments....     31,754       24,324         1,127         1,624        73,407            0
Net increase (decrease) in
  unrealized appreciation of
  investments.......................     26,614      (55,179)        1,982         1,198       (84,041)           0
                                       --------     --------      --------      --------     ---------     --------
Net realized and unrealized gain
  (loss) on investments.............     58,368      (30,855)        3,109         2,822       (10,634)           0
                                       --------     --------      --------      --------     ---------     --------
Net increase in net assets resulting
  from operations...................   $191,656     $ 83,068      $ 10,306      $  6,316     $ 243,704     $  3,301
                                       ========     ========      ========      ========     =========     ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                     MONYEQUITY MASTER
                                   -----------------------------------------------------
                                                  MONY SERIES FUND, INC.
                                   -----------------------------------------------------
                                   INTERMEDIATE   LONG TERM    GOVERNMENT      MONEY
                                    TERM BOND        BOND      SECURITIES      MARKET
                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ------------   ----------   ----------   ------------
Dividend income.................    $  14,696     $  53,185    $  18,282    $    167,557
Mortality and expense risk
  charges (Note 3)..............       (2,759)       (8,684)      (3,870)        (24,447)
                                    ---------     ---------    ---------    ------------
Net investment income...........       11,937        44,501       14,412         143,110
                                    ---------     ---------    ---------    ------------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales...........      129,866       518,157      250,828      22,561,017
  Cost of shares sold...........     (125,053)     (464,446)    (240,034)    (22,561,017)
                                    ---------     ---------    ---------    ------------
Net realized gain on
  investments...................        4,813        53,711       10,794               0
Net increase (decrease) in
  unrealized appreciation of
  investments...................        5,189         5,771        5,587               0
                                    ---------     ---------    ---------    ------------
Net realized and unrealized gain
  (loss) on investments.........       10,002        59,482       16,381               0
                                    ---------     ---------    ---------    ------------
Net increase in net assets
  resulting from operations.....    $  21,939     $ 103,983    $  30,793    $    143,110
                                    =========     =========    =========    ============

                                                            MONYEQUITY MASTER
                                  ---------------------------------------------------------------------
                                                      ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------------------------
                                                                             INTERNATIONAL   HIGH YIELD
                                    EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                  -----------   -----------   ------------   -------------   ----------
Dividend income.................  $ 1,305,382   $ 1,037,569   $  7,035,689    $   352,610    $ 263,918
Mortality and expense risk
  charges (Note 3)..............     (173,004)      (94,319)      (575,478)       (42,760)     (20,051)
                                  -----------   -----------   ------------    -----------    ---------
Net investment income...........    1,132,378       943,250      6,460,211        309,850      243,867
                                  -----------   -----------   ------------    -----------    ---------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales...........    6,165,465     3,785,091     18,055,194      1,538,299      804,131
  Cost of shares sold...........   (4,866,214)   (2,904,815)   (13,791,374)    (1,390,455)    (788,311)
                                  -----------   -----------   ------------    -----------    ---------
Net realized gain on
  investments...................    1,299,251       880,276      4,263,820        147,844       15,820
Net increase (decrease) in
  unrealized appreciation of
  investments...................     (555,041)     (781,462)    (6,000,861)       260,368     (184,965)
                                  -----------   -----------   ------------    -----------    ---------
Net realized and unrealized gain
  (loss) on investments.........      744,210        98,814     (1,737,041)       408,212     (169,145)
                                  -----------   -----------   ------------    -----------    ---------
Net increase in net assets
  resulting from operations.....  $ 1,876,588   $ 1,042,064   $  4,723,170    $   718,062    $  74,722
                                  ===========   ===========   ============    ===========    =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        STRATEGIST
                                  --------------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                  --------------------------------------------------------------------------------------
                                     EQUITY GROWTH         EQUITY INCOME        INTERMEDIATE TERM         LONG TERM
                                      SUBACCOUNT             SUBACCOUNT          BOND SUBACCOUNT       BOND SUBACCOUNT
                                  -------------------   --------------------   -------------------   -------------------
                                    1998       1997       1998       1997        1998       1997       1998       1997
                                  --------   --------   --------   ---------   --------   --------   --------   --------
From operations:
  Net investment income.........  $133,288   $ 53,040   $113,923   $  76,627   $  7,197   $  9,374   $  3,494   $  5,147
  Net realized gain on
    investments.................    31,754     33,607     24,324      84,704      1,127      1,672      1,624      3,780
  Net increase (decrease) in
    unrealized appreciation of
    investments.................    26,614    101,936    (55,179)     32,332      1,982        288      1,198        649
                                  --------   --------   --------   ---------   --------   --------   --------   --------
Net increase in net assets
  resulting from operations.....   191,656    188,583     83,068     193,663     10,306     11,334      6,316      9,576
                                  --------   --------   --------   ---------   --------   --------   --------   --------
From unit transactions:
  Net proceeds from the issuance
    of units....................    47,550     35,646     31,012      39,172      8,787      8,194      4,168      4,547
  Net asset value of units
    redeemed or used to meet
    contract obligations........   (76,005)   (59,621)   (60,685)   (193,625)   (25,134)   (40,032)   (11,205)   (37,821)
                                  --------   --------   --------   ---------   --------   --------   --------   --------
Net decrease from unit
  transactions..................   (28,455)   (23,975)   (29,673)   (154,453)   (16,347)   (31,838)    (7,037)   (33,274)
                                  --------   --------   --------   ---------   --------   --------   --------   --------
Net increase (decrease) in net
  assets........................   163,201    164,608     53,395      39,210     (6,041)   (20,504)      (721)   (23,698)
Net assets beginning of year....   798,134    633,526    705,660     666,450    156,537    177,041     71,555     95,253
                                  --------   --------   --------   ---------   --------   --------   --------   --------
Net assets end of year*.........  $961,335   $798,134   $759,055   $ 705,660   $150,496   $156,537   $ 70,834   $ 71,555
                                  ========   ========   ========   =========   ========   ========   ========   ========
Units outstanding beginning of
  year..........................    14,506     14,958     12,292      15,149      6,639      8,041      2,334      3,504
Units issued during the year....       803        747        526         783        363        362        127        165
Units redeemed during the
  year..........................    (1,302)    (1,199)    (1,010)     (3,640)    (1,025)    (1,764)      (349)    (1,335)
                                  --------   --------   --------   ---------   --------   --------   --------   --------
Units outstanding end of year...    14,007     14,506     11,808      12,292      5,977      6,639      2,112      2,334
                                  ========   ========   ========   =========   ========   ========   ========   ========
---------------
* Includes undistributed net
  investment income of:           $301,309   $168,021   $441,681   $ 327,758   $171,031   $163,834   $103,589   $100,095

                                                   STRATEGIST
                                  ---------------------------------------------
                                             MONY SERIES FUND, INC.
                                  ---------------------------------------------
                                        DIVERSIFIED            MONEY MARKET
                                        SUBACCOUNT              SUBACCOUNT
                                  -----------------------   -------------------
                                     1998         1997        1998       1997
                                  ----------   ----------   --------   --------
From operations:
  Net investment income.........  $  254,338   $   77,745   $  3,301   $  3,689
  Net realized gain on
    investments.................      73,407      100,092          0          0
  Net increase (decrease) in
    unrealized appreciation of
    investments.................     (84,041)      59,772          0          0
                                  ----------   ----------   --------   --------
Net increase in net assets
  resulting from operations.....     243,704      237,609      3,301      3,689
                                  ----------   ----------   --------   --------
From unit transactions:
  Net proceeds from the issuance
    of units....................      63,685       77,730      6,765      6,471
  Net asset value of units
    redeemed or used to meet
    contract obligations........    (183,727)    (287,917)   (16,512)   (19,886)
                                  ----------   ----------   --------   --------
Net decrease from unit
  transactions..................    (120,042)    (210,187)    (9,747)   (13,415)
                                  ----------   ----------   --------   --------
Net increase (decrease) in net
  assets........................     123,662       27,422     (6,446)    (9,726)
Net assets beginning of year....   1,111,163    1,083,741     75,563     85,289
                                  ----------   ----------   --------   --------
Net assets end of year*.........  $1,234,825   $1,111,163   $ 69,117   $ 75,563
                                  ==========   ==========   ========   ========
Units outstanding beginning of
  year..........................      28,291       34,279      4,207      4,970
Units issued during the year....       1,509        2,219        369        368
Units redeemed during the
  year..........................      (4,235)      (8,207)      (898)    (1,131)
                                  ----------   ----------   --------   --------
Units outstanding end of year...      25,565       28,291      3,678      4,207
                                  ==========   ==========   ========   ========
---------------
* Includes undistributed net
  investment income of:           $  787,844   $  533,506   $ 80,477   $ 77,176

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       MONYEQUITY MASTER
                               --------------------------------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                               --------------------------------------------------------------------------------------------------
                                INTERMEDIATE TERM          LONG TERM               GOVERNMENT                    MONEY
                                      BOND                    BOND                 SECURITIES                   MARKET
                                   SUBACCOUNT              SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT
                               -------------------   ----------------------   ---------------------   ---------------------------
                                 1998       1997        1998        1997        1998        1997          1998           1997
                               --------   --------   ----------   ---------   ---------   ---------   ------------   ------------
From operations:
  Net investment income......  $ 11,937   $  5,087   $   44,501   $  36,542   $  14,412   $  11,060   $    143,110   $    115,801
  Net realized gain on
    investments..............     4,813      1,269       53,711       6,284      10,794       4,933              0              0
  Net increase in unrealized
    appreciation of
    investments..............     5,189      3,027        5,771      56,115       5,587       9,241              0              0
                               --------   --------   ----------   ---------   ---------   ---------   ------------   ------------
Net increase in net assets
  resulting from
  operations.................    21,939      9,383      103,983      98,941      30,793      25,234        143,110        115,801
                               --------   --------   ----------   ---------   ---------   ---------   ------------   ------------
From unit transactions:
  Net proceeds from the
    issuance of units........   495,470    172,340      910,497     471,749     389,606     288,293     21,592,510     20,219,389
  Net asset value of units
    redeemed or used to meet
    contract obligations.....   (99,753)   (38,182)    (407,166)   (236,759)   (199,430)   (107,779)   (20,103,798)   (20,985,756)
                               --------   --------   ----------   ---------   ---------   ---------   ------------   ------------
Net increase (decrease) from
  unit transactions..........   395,717    134,158      503,331     234,990     190,176     180,514      1,488,712       (766,367)
                               --------   --------   ----------   ---------   ---------   ---------   ------------   ------------
Net increase (decrease) in
  net assets.................   417,656    143,541      607,314     333,931     220,969     205,748      1,631,822       (650,566)
Net assets beginning of
  year.......................   234,365     90,824      948,462     614,531     498,405     292,657      3,698,674      4,349,240
                               --------   --------   ----------   ---------   ---------   ---------   ------------   ------------
Net assets end of year*......  $652,021   $234,365   $1,555,776   $ 948,462   $ 719,374   $ 498,405   $  5,330,496   $  3,698,674
                               ========   ========   ==========   =========   =========   =========   ============   ============
Units outstanding beginning
  of year....................    19,650      8,138       69,779      50,910      42,420      26,498        325,979        400,565
Units issued during the
  year.......................    39,723     14,831       63,831      37,613      31,996      25,322      1,861,351      1,818,649
Units redeemed during the
  year.......................    (8,113)    (3,319)     (28,865)    (18,744)    (16,688)     (9,400)    (1,737,685)    (1,893,235)
                               --------   --------   ----------   ---------   ---------   ---------   ------------   ------------
Units outstanding end of
  year.......................    51,260     19,650      104,745      69,779      57,728      42,420        449,645        325,979
                               ========   ========   ==========   =========   =========   =========   ============   ============
---------------
* Includes undistributed net
  investment income of:        $ 18,034   $  6,097   $   91,808   $  47,307   $  28,936   $  14,524   $    365,701   $    222,591

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                  MONYEQUITY MASTER
                                  ----------------------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                  ----------------------------------------------------------------------------------

                                           EQUITY                     SMALL CAP                    MANAGED
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                  -------------------------   -------------------------   --------------------------
                                     1998          1997          1998          1997           1998          1997
                                  -----------   -----------   -----------   -----------   ------------   -----------
From operations:
  Net investment income.........  $ 1,132,378   $   467,545   $   943,250   $   660,447   $  6,460,211   $ 2,400,789
  Net realized gain on
    investments.................    1,299,251       746,120       880,276       342,745      4,263,820     2,836,432
  Net increase (decrease) in
    unrealized appreciation of
    investments.................     (555,041)      984,236      (781,462)      568,217     (6,000,861)    3,108,829
                                  -----------   -----------   -----------   -----------   ------------   -----------
Net increase in net assets
  resulting from operations.....    1,876,588     2,197,901     1,042,064     1,571,409      4,723,170     8,346,050
                                  -----------   -----------   -----------   -----------   ------------   -----------
From unit transactions:
  Net proceeds from the issuance
    of units....................   17,178,981    11,812,002    11,226,613     5,248,401     43,195,093    36,238,986
  Net asset value of units
    redeemed or used to meet
    contract obligations........   (5,460,969)   (2,656,849)   (3,126,835)   (1,072,152)   (16,133,792)   (9,726,108)
                                  -----------   -----------   -----------   -----------   ------------   -----------
Net increase from unit
  transactions..................   11,718,012     9,155,153     8,099,778     4,176,249     27,061,301    26,512,878
                                  -----------   -----------   -----------   -----------   ------------   -----------
Net increase in net assets......   13,594,600    11,353,054     9,141,842     5,747,658     31,784,471    34,858,928
Net assets beginning of year....   16,482,798     5,129,744     8,184,725     2,437,067     60,069,001    25,210,073
                                  -----------   -----------   -----------   -----------   ------------   -----------
Net assets end of year*.........  $30,077,398   $16,482,798   $17,326,567   $ 8,184,725   $ 91,853,472   $60,069,001
                                  ===========   ===========   ===========   ===========   ============   ===========
Units outstanding beginning of
  year..........................      821,090       319,002       449,403       191,743      2,954,670     1,532,486
Units issued during the year....      812,747       647,931       594,256       326,703      2,028,359     1,945,611
Units redeemed during the
  year..........................     (260,357)     (145,843)     (169,288)      (69,043)      (766,281)     (523,427)
                                  -----------   -----------   -----------   -----------   ------------   -----------
Units outstanding end of year...    1,373,480       821,090       874,371       449,403      4,216,748     2,954,670
                                  ===========   ===========   ===========   ===========   ============   ===========
---------------
* Includes undistributed net
  investment income of:           $ 1,671,285   $   538,907   $ 1,649,083   $   705,833   $  9,179,832   $ 2,719,621

                                                  MONYEQUITY MASTER
                                  --------------------------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                  --------------------------------------------------
                                       INTERNATIONAL               HIGH YIELD
                                           GROWTH                     BOND
                                         SUBACCOUNT                SUBACCOUNT
                                  ------------------------   -----------------------
                                     1998          1997         1998         1997
                                  -----------   ----------   ----------   ----------
From operations:
  Net investment income.........  $   309,850   $   98,833   $  243,867   $  111,190
  Net realized gain on
    investments.................      147,844      135,511       15,820       35,931
  Net increase (decrease) in
    unrealized appreciation of
    investments.................      260,368     (204,105)    (184,965)      12,532
                                  -----------   ----------   ----------   ----------
Net increase in net assets
  resulting from operations.....      718,062       30,239       74,722      159,653
                                  -----------   ----------   ----------   ----------
From unit transactions:
  Net proceeds from the issuance
    of units....................    4,158,036    3,034,936    2,119,601    1,268,282
  Net asset value of units
    redeemed or used to meet
    contract obligations........   (1,336,551)    (717,365)    (598,271)    (319,664)
                                  -----------   ----------   ----------   ----------
Net increase from unit
  transactions..................    2,821,485    2,317,571    1,521,330      948,618
                                  -----------   ----------   ----------   ----------
Net increase in net assets......    3,539,547    2,347,810    1,596,052    1,108,271
Net assets beginning of year....    4,079,254    1,731,444    1,939,719      831,448
                                  -----------   ----------   ----------   ----------
Net assets end of year*.........  $ 7,618,801   $4,079,254   $3,535,771   $1,939,719
                                  ===========   ==========   ==========   ==========
Units outstanding beginning of
  year..........................      290,466      128,820      138,275       66,709
Units issued during the year....      275,608      211,751      148,827       95,695
Units redeemed during the
  year..........................      (90,092)     (50,105)     (41,946)     (24,129)
                                  -----------   ----------   ----------   ----------
Units outstanding end of year...      475,982      290,466      245,156      138,275
                                  ===========   ==========   ==========   ==========
---------------
* Includes undistributed net
  investment income of:           $   425,563   $  115,713   $  404,804   $  160,937

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master and MONY Custom Equity Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

     There are currently six Strategist Subaccounts and nine MONYEquity Master Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONYEquity Master Subaccounts for 1998 aggregated $16,555,277.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Strategist Subaccounts) and .75 percent (for the MONYEquity Master Subaccounts) of average daily net assets of the subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1998 consist of the following:

                                                            MONY SERIES FUND, INC.
                                  --------------------------------------------------------------------------
                                   EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                   GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                  PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                  ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares........................    22,121      26,039        14,077        5,245        53,914      75,563
  Amount........................  $546,247    $487,414      $148,164     $ 63,055    $  806,595    $ 75,563
                                  --------    --------      --------     --------    ----------    --------
Shares acquired:
  Shares........................     1,464       1,429           801          331         6,247       7,011
  Amount........................  $ 50,289    $ 36,229      $  8,892     $  4,525    $  117,595    $  7,011
Shares received for reinvestment
  of dividends:
  Shares........................     4,089       4,582           759          300        14,780       3,735
  Amount........................  $138,443    $118,315      $  8,132     $  3,912    $  261,166    $  3,735
Shares redeemed:
  Shares........................    (2,508)     (2,799)       (2,354)        (878)      (12,921)    (17,192)
  Amount........................  $(52,145)   $(45,970)     $(25,047)    $(10,356)   $ (171,058)   $(17,192)
                                  --------    --------      --------     --------    ----------    --------
Net change:
  Shares........................     3,045       3,212          (794)        (247)        8,106      (6,446)
  Amount........................  $136,587    $108,574      $ (8,023)    $ (1,919)   $  207,703    $ (6,446)
                                  --------    --------      --------     --------    ----------    --------
Shares end of year:
  Shares........................    25,166      29,251        13,283        4,998        62,020      69,117
  Amount........................  $682,834    $595,988      $140,141     $ 61,136    $1,014,298    $ 69,117
                                  ========    ========      ========     ========    ==========    ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in MONY Series Fund, Inc. and Enterprise Accumulation Trust at cost, at December 31, 1998 consist of the following:

                                      MONY SERIES FUND, INC.
                       -----------------------------------------------------
                                         LONG
                       INTERMEDIATE      TERM      GOVERNMENT      MONEY
                        TERM BOND        BOND      SECURITIES      MARKET
                        PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                       ------------   ----------   ----------   ------------
Shares beginning of
  year:
  Shares.............      21,076     $   69,535      45,767       3,698,674
  Amount.............   $ 229,105     $  870,461   $ 482,067    $  3,698,674
                        ---------     ----------   ---------    ------------
Shares acquired:
  Shares.............      46,749         73,783      39,894      24,025,282
  Amount.............   $ 522,824     $1,012,804   $ 437,134    $ 24,025,282
Shares received for
  reinvestment of
  dividends:
  Shares.............       1,372          4,085       1,728         167,557
  Amount.............   $  14,696     $   53,185   $  18,282    $    167,557
Shares redeemed:
  Shares.............     (11,649)       (37,609)    (22,987)    (22,561,017)
  Amount.............   $(125,053)    $ (464,446)  $(240,034)   $(22,561,017)
                        ---------     ----------   ---------    ------------
Net change:
  Shares.............      36,472         40,259      18,635       1,631,822
  Amount.............   $ 412,467     $  601,543   $ 215,382    $  1,631,822
                        ---------     ----------   ---------    ------------
Shares end of year:
  Shares.............      57,548        109,794      64,402       5,330,496
  Amount.............   $ 641,572     $1,472,004   $ 697,449    $  5,330,496
                        =========     ==========   =========    ============

                                           ENTERPRISE ACCUMULATION TRUST
                       ---------------------------------------------------------------------
                                                                                     HIGH
                                                                  INTERNATIONAL     YIELD
                         EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                        PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO
                       -----------   -----------   ------------   -------------   ----------
Shares beginning of
  year:
  Shares.............      469,730       306,544      1,473,001        660,074       339,706
  Amount.............  $15,117,468   $ 7,542,179   $ 54,701,619    $ 4,186,777    $1,900,963
                       -----------   -----------   ------------    -----------    ----------
Shares acquired:
  Shares.............      478,902       425,502      1,044,855        650,298       414,614
  Amount.............  $17,710,473   $11,790,550   $ 44,541,017    $ 4,317,024    $2,305,410
Shares received for
  reinvestment of
  dividends:
  Shares.............       35,588        39,617        173,464         54,331        48,034
  Amount.............  $ 1,305,382   $ 1,037,569   $  7,035,689    $   352,610    $  263,918
Shares redeemed:
  Shares.............     (167,343)     (138,382)      (426,688)      (234,317)     (143,923)
  Amount.............  $(4,866,214)  $(2,904,815)  $(13,791,374)   $(1,390,455)   $ (788,311)
                       -----------   -----------   ------------    -----------    ----------
Net change:
  Shares.............      347,147       326,737        791,631        470,312       318,725
  Amount.............  $14,149,641   $ 9,923,304   $ 37,785,332    $ 3,279,179    $1,781,017
                       -----------   -----------   ------------    -----------    ----------
Shares end of year:
  Shares.............      816,877       633,281      2,264,632      1,130,386       658,431
  Amount.............  $29,267,109   $17,465,483   $ 92,486,951    $ 7,465,956    $3,681,980
                       ===========   ===========   ============    ===========    ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Variable Life/Variable Universal Life:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account L -- Variable Life/Variable Universal Life (comprising, respectively, the Variable Life's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts and the Variable Universal Life's Intermediate Term Bond, Long Term Bond, Government Securities, Money Market, Equity, Small Cap, Managed, International Growth and High Yield Bond Subaccounts) as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L -- Variable Life/Variable Universal Life as of December 31, 1997, the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                  COOPERS & LYBRAND L.L.P.

New York, New York
February 11, 1998

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                                   VARIABLE LIFE
                                   ------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                     GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   ------------   ----------   -----------   ----------
             ASSETS
Investments at cost (Note 4).....  $ 546,247    $ 487,414     $ 148,164     $  63,055    $  806,595    $  75,563
                                   =========    =========     =========     =========    ==========    =========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2).............................  $ 798,134    $ 705,660     $ 156,537     $  71,555    $1,111,163    $  75,563
Amount due from MONY Series Fund,
  Inc. ..........................          9            9             0             0            26            0
                                   ---------    ---------     ---------     ---------    ----------    ---------
          Total assets...........    798,143      705,669       156,537        71,555     1,111,189       75,563
                                   ---------    ---------     ---------     ---------    ----------    ---------
           LIABILITIES
Amount due to MONY America.......          9            9             0             0            26            0
                                   ---------    ---------     ---------     ---------    ----------    ---------
Net assets.......................  $ 798,134    $ 705,660     $ 156,537     $  71,555    $1,111,163    $  75,563
                                   =========    =========     =========     =========    ==========    =========
Net assets consist of:
  Contractholders' net
     payments....................  $ 537,453    $ 445,418     $ 192,229     $ 108,555    $  933,695    $ 198,422
  Cost of insurance withdrawals
     (Note 3)....................   (383,528)    (486,949)     (201,904)     (156,404)     (916,797)    (200,035)
  Undistributed net investment
     income......................    168,021      327,758       163,834       100,095       533,506       77,176
  Accumulated net realized gain
     (loss) on investments.......    224,301      201,187        (5,995)       10,809       256,191            0
  Unrealized appreciation of
     investments.................    251,887      218,246         8,373         8,500       304,568            0
                                   ---------    ---------     ---------     ---------    ----------    ---------
Net assets.......................  $ 798,134    $ 705,660     $ 156,537     $  71,555    $1,111,163    $  75,563
                                   =========    =========     =========     =========    ==========    =========
Number of units outstanding* ....     14,506       12,292         6,639         2,334        28,291        4,207
                                   ---------    ---------     ---------     ---------    ----------    ---------
Net asset value per unit
  outstanding* ..................  $   55.02    $   57.41     $   23.58     $   30.65    $    39.28    $   17.96
                                   =========    =========     =========     =========    ==========    =========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1997

                                                                       VARIABLE UNIVERSAL LIFE
                                    ----------------------------------------------------------------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY       SMALL CAP      MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   -----------   -----------   ------------
              ASSETS
Investments at cost (Note 4)......    $229,105     $ 870,461     $482,067    $3,698,674   $15,117,468   $ 7,542,179   $ 54,701,619
                                      ========     =========     ========    ==========   ===========   ===========   ============
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)..................    $      0     $       0     $      0    $       0    $16,482,798   $ 8,184,725   $ 60,069,001
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)..............................     234,365       948,462      498,405    3,698,674              0             0              0
Amount due from Enterprise
  Accumulation Trust..............           0             0            0            0          3,531           859          9,107
Amount due from MONY America......          48           418          202       80,882         25,829         2,025         37,486
Amount due from MONY Series Fund,
  Inc.............................          11           130           41       11,681              0             0              0
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
        Total assets..............     234,424       949,010      498,648    3,791,237     16,512,158     8,187,609     60,115,594
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
           LIABILITIES
Amount due to Enterprise
  Accumulation Trust..............           0             0            0            0         25,829         2,025         37,486
Amount due to MONY America........          11           130           41       11,681          3,531           859          9,107
Amount due to MONY Series Fund,
  Inc.............................          48           418          202       80,882              0             0              0
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
        Total liabilities.........          59           548          243       92,563         29,360         2,884         46,593
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
Net assets........................    $234,365     $ 948,462     $498,405    $3,698,674   $16,482,798   $ 8,184,725   $ 60,069,001
                                      ========     =========     ========    ==========   ===========   ===========   ============
Net assets consist of:
  Contractholders' net
    payments......................    $265,298     $ 982,905     $552,598    $4,020,118   $16,582,774   $ 7,692,676   $ 58,710,094
  Cost of insurance withdrawals
    (Note 3)......................     (43,218)     (167,996)     (91,027)    (544,035)    (2,948,581)   (1,239,409)   (10,471,466)
  Undistributed net investment
    income........................       6,097        47,307       14,524      222,591        538,907       705,833      2,719,621
  Accumulated net realized gain on
    investments...................         928         8,245        5,972            0        944,368       383,079      3,743,370
  Unrealized appreciation
    (depreciation) of
    investments...................       5,260        78,001       16,338            0      1,365,330       642,546      5,367,382
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
Net assets........................    $234,365     $ 948,462     $498,405    $3,698,674   $16,482,798   $ 8,184,725   $ 60,069,001
                                      ========     =========     ========    ==========   ===========   ===========   ============
Number of units outstanding* .....      19,650        69,779       42,420      325,979        821,090       449,403      2,954,670
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
Net asset value per unit
  outstanding* ...................    $  11.93     $   13.59     $  11.75    $   11.35    $     20.07   $     18.21   $      20.33
                                      ========     =========     ========    ==========   ===========   ===========   ============

                                     VARIABLE UNIVERSAL LIFE
                                    --------------------------
                                    INTERNATIONAL   HIGH YIELD
                                       GROWTH          BOND
                                     SUBACCOUNT     SUBACCOUNT
                                    -------------   ----------
              ASSETS
Investments at cost (Note 4)......   $4,186,777     $1,900,963
                                     ==========     ==========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)..................   $4,079,254     $1,939,719
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)..............................            0              0
Amount due from Enterprise
  Accumulation Trust..............          308            240
Amount due from MONY America......          214             71
Amount due from MONY Series Fund,
  Inc.............................            0              0
                                     ----------     ----------
        Total assets..............    4,079,776      1,940,030
                                     ----------     ----------
           LIABILITIES
Amount due to Enterprise
  Accumulation Trust..............          214             71
Amount due to MONY America........          308            240
Amount due to MONY Series Fund,
  Inc.............................            0              0
                                     ----------     ----------
        Total liabilities.........          522            311
                                     ----------     ----------
Net assets........................   $4,079,254     $1,939,719
                                     ==========     ==========
Net assets consist of:
  Contractholders' net
    payments......................   $4,679,851     $2,041,929
  Cost of insurance withdrawals
    (Note 3)......................     (773,836)      (338,204)
  Undistributed net investment
    income........................      115,713        160,937
  Accumulated net realized gain on
    investments...................      165,049         36,301
  Unrealized appreciation
    (depreciation) of
    investments...................     (107,523)        38,756
                                     ----------     ----------
Net assets........................   $4,079,254     $1,939,719
                                     ==========     ==========
Number of units outstanding* .....      290,466        138,275
                                     ----------     ----------
Net asset value per unit
  outstanding* ...................   $    14.04     $    14.03
                                     ==========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                     VARIABLE LIFE
                                     ------------------------------------------------------------------------------
                                       EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                       GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------   -----------   ----------
Dividend income....................   $ 57,504    $  80,960      $ 10,378      $  5,654     $  84,416     $  4,176
Mortality and expense risk charges
  (Note 3).........................     (4,464)      (4,333)       (1,004)         (507)       (6,671)        (487)
                                      --------    ---------      --------      --------     ---------     --------
Net investment income..............     53,040       76,627         9,374         5,147        77,745        3,689
                                      --------    ---------      --------      --------     ---------     --------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales..............     87,998      205,963        55,717        38,794       311,417       32,317
  Cost of shares sold..............    (54,391)    (121,259)      (54,045)      (35,014)     (211,325)     (32,317)
                                      --------    ---------      --------      --------     ---------     --------
Net realized gain on investments...     33,607       84,704         1,672         3,780       100,092            0
Net increase in unrealized
  appreciation of investments......    101,936       32,332           288           649        59,772            0
                                      --------    ---------      --------      --------     ---------     --------
Net realized and unrealized gain on
  investments......................    135,543      117,036         1,960         4,429       159,864            0
                                      --------    ---------      --------      --------     ---------     --------
Net increase in net assets
  resulting from operations........   $188,583    $ 193,663      $ 11,334      $  9,576     $ 237,609     $  3,689
                                      ========    =========      ========      ========     =========     ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                        VARIABLE UNIVERSAL LIFE
                                    -----------------------------------------------------------------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT      MONEY
                                     TERM BOND        BOND      SECURITIES      MARKET        EQUITY       SMALL CAP      MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                    ------------   ----------   ----------   ------------   -----------   -----------   -----------
Dividend income..................     $  6,095     $  42,293    $  14,009    $    135,531   $   544,698   $   694,933   $ 2,719,101
Mortality and expense risk
  charges (Note 3)...............       (1,008)       (5,751)      (2,949)        (19,730)      (77,153)      (34,486)     (318,312)
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net investment income............        5,087        36,542       11,060         115,801       467,545       660,447     2,400,789
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales............       52,711       292,029      143,307      24,713,256     3,327,872     1,503,358    11,923,853
  Cost of shares sold............      (51,442)     (285,745)    (138,374)    (24,713,256)   (2,581,752)   (1,160,613)   (9,087,421)
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net realized gain on
  investments....................        1,269         6,284        4,933               0       746,120       342,745     2,836,432
Net increase (decrease) in
  unrealized appreciation of
  investments....................        3,027        56,115        9,241               0       984,236       568,217     3,108,829
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net realized and unrealized gain
  (loss) on investments..........        4,296        62,399       14,174               0     1,730,356       910,962     5,945,261
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net increase in net assets
  resulting from operations......     $  9,383     $  98,941    $  25,234    $    115,801   $ 2,197,901   $ 1,571,409   $ 8,346,050
                                      ========     =========    =========    ============   ===========   ===========   ===========

                                    VARIABLE UNIVERSAL LIFE
                                   --------------------------
                                   INTERNATIONAL   HIGH YIELD
                                      GROWTH          BOND
                                    SUBACCOUNT     SUBACCOUNT
                                   -------------   ----------
Dividend income..................  1$20,361....    $ 121,077
Mortality and expense risk
  charges (Note 3)...............      (21,528)       (9,887)
                                    ----------     ---------
Net investment income............       98,833       111,190
                                    ----------     ---------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales............    1,007,459       636,523
  Cost of shares sold............     (871,948)     (600,592)
                                    ----------     ---------
Net realized gain on
  investments....................      135,511        35,931
Net increase (decrease) in
  unrealized appreciation of
  investments....................     (204,105)       12,532
                                    ----------     ---------
Net realized and unrealized gain
  (loss) on investments..........      (68,594)       48,463
                                    ----------     ---------
Net increase in net assets
  resulting from operations......  3$0,239.....    $ 159,653
                                    ==========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               VARIABLE LIFE
                                           --------------------------------------------------------------------------------------
                                              EQUITY GROWTH         EQUITY INCOME        INTERMEDIATE TERM         LONG TERM
                                               SUBACCOUNT             SUBACCOUNT          BOND SUBACCOUNT       BOND SUBACCOUNT
                                           -------------------   --------------------   -------------------   -------------------
                                             1997       1996       1997        1996       1997       1996       1997       1996
                                           --------   --------   ---------   --------   --------   --------   --------   --------
From operations:
  Net investment income (loss)...........  $ 53,040   $ (3,666)  $  76,627   $ (2,649)  $  9,374   $ (1,063)  $  5,147   $   (582)
  Net realized gain on investments.......    33,607     22,971      84,704     35,481      1,672        665      3,780      1,989
  Net increase (decrease) in unrealized
    appreciation of investments..........   101,936     92,373      32,332     80,163        288      5,698        649     (2,681)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets
  resulting from operations..............   188,583    111,678     193,663    112,995     11,334      5,300      9,576     (1,274)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
From unit transactions:
  Net proceeds from the issuance of
    units................................    35,646     46,370      39,172     38,780      8,194     12,039      4,547      5,926
  Net asset value of units redeemed or
    used to meet contract obligations....   (59,621)   (75,563)   (193,625)   (90,508)   (40,032)   (23,076)   (37,821)   (15,517)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Net decrease from unit transactions......   (23,975)   (29,193)   (154,453)   (51,728)   (31,838)   (11,037)   (33,274)    (9,591)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets....   164,608     82,485      39,210     61,267    (20,504)    (5,737)   (23,698)   (10,865)
Net assets beginning of year.............   633,526    551,041     666,450    605,183    177,041    182,778     95,253    106,118
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Net assets end of year*..................  $798,134   $633,526   $ 705,660   $666,450   $156,537   $177,041   $ 71,555   $ 95,253
                                           ========   ========   =========   ========   ========   ========   ========   ========
Units outstanding beginning of year......    14,958     15,643      15,149     16,377      8,041      8,556      3,504      3,869
Units issued during the year.............       747      1,232         783      1,004        362        562        165        226
Units redeemed during the year...........    (1,199)    (1,917)     (3,640)    (2,232)    (1,764)    (1,077)    (1,335)      (591)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Units outstanding end of year............    14,506     14,958      12,292     15,149      6,639      8,041      2,334      3,504
                                           ========   ========   =========   ========   ========   ========   ========   ========

---------------
* Includes undistributed net investment
  income of:                               $168,021   $114,981   $ 327,758   $251,131   $163,834   $154,460   $100,095   $ 94,948

                                                           VARIABLE LIFE
                                           ---------------------------------------------
                                                 DIVERSIFIED            MONEY MARKET
                                                 SUBACCOUNT              SUBACCOUNT
                                           -----------------------   -------------------
                                              1997         1996        1997       1996
                                           ----------   ----------   --------   --------
From operations:
  Net investment income (loss)...........  $   77,745   $   (6,210)  $  3,689   $  3,835
  Net realized gain on investments.......     100,092       29,580          0          0
  Net increase (decrease) in unrealized
    appreciation of investments..........      59,772      110,202          0          0
                                           ----------   ----------   --------   --------
Net increase (decrease) in net assets
  resulting from operations..............     237,609      133,572      3,689      3,835
                                           ----------   ----------   --------   --------
From unit transactions:
  Net proceeds from the issuance of
    units................................      77,730       85,626      6,471      9,558
  Net asset value of units redeemed or
    used to meet contract obligations....    (287,917)    (124,946)   (19,886)   (18,398)
                                           ----------   ----------   --------   --------
Net decrease from unit transactions......    (210,187)     (39,320)   (13,415)    (8,840)
                                           ----------   ----------   --------   --------
Net increase (decrease) in net assets....      27,422       94,252     (9,726)    (5,005)
Net assets beginning of year.............   1,083,741      989,489     85,289     90,294
                                           ----------   ----------   --------   --------
Net assets end of year*..................  $1,111,163   $1,083,741   $ 75,563   $ 85,289
                                           ==========   ==========   ========   ========
Units outstanding beginning of year......      34,279       35,607      4,970      5,499
Units issued during the year.............       2,219        2,942        368        570
Units redeemed during the year...........      (8,207)      (4,270)    (1,131)    (1,099)
                                           ----------   ----------   --------   --------
Units outstanding end of year............      28,291       34,279      4,207      4,970
                                           ==========   ==========   ========   ========
---------------
* Includes undistributed net investment
  income of:                               $  533,506   $  455,761   $ 77,176   $ 73,487

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      VARIABLE UNIVERSAL LIFE
                                  -----------------------------------------------------------------------------------------------
                                   INTERMEDIATE TERM         LONG TERM              GOVERNMENT                   MONEY
                                         BOND                   BOND                SECURITIES                  MARKET
                                      SUBACCOUNT             SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                  -------------------   --------------------   --------------------   ---------------------------
                                    1997       1996       1997        1996       1997        1996         1997           1996
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
From operations:
  Net investment income
    (loss)......................  $  5,087   $   (404)  $  36,542   $ (3,193)  $  11,060   $ (1,630)  $    115,801   $     86,414
  Net realized gain (loss) on
    investments.................     1,269       (715)      6,284        795       4,933        906              0              0
  Net increase in unrealized
    appreciation of
    investments.................     3,027      3,148      56,115     13,609       9,241      7,805              0              0
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Net increase in net assets
  resulting from operations.....     9,383      2,029      98,941     11,211      25,234      7,081        115,801         86,414
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance
    of units....................   172,340     82,991     471,749    425,430     288,293    149,977     20,219,389     15,675,163
  Net asset value of units
    redeemed or used to meet
    contract obligations........   (38,182)   (20,916)   (236,759)   (91,922)   (107,779)   (35,779)   (20,985,756)   (13,113,154)
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Net increase (decrease) from
  unit transactions.............   134,158     62,075     234,990    333,508     180,514    114,198       (766,367)     2,562,009
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Net increase (decrease) in net
  assets........................   143,541     64,104     333,931    344,719     205,748    121,279       (650,566)     2,648,423
Net assets beginning of year....    90,824     26,720     614,531    269,812     292,657    171,378      4,349,240      1,700,817
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Net assets end of year*.........  $234,365   $ 90,824   $ 948,462   $614,531   $ 498,405   $292,657   $  3,698,674   $  4,349,240
                                  ========   ========   =========   ========   =========   ========   ============   ============
Units outstanding beginning of
  year..........................     8,138      2,464      50,910     22,127      26,498     15,959        400,565        163,465
Units issued during the year....    14,831      7,592      37,613     36,743      25,322     13,851      1,818,649      1,469,700
Units redeemed during the
  year..........................    (3,319)    (1,918)    (18,744)    (7,960)     (9,400)    (3,312)    (1,893,235)    (1,232,600)
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Units outstanding end of year...    19,650      8,138      69,779     50,910      42,420     26,498        325,979        400,565
                                  ========   ========   =========   ========   =========   ========   ============   ============
---------------
* Includes undistributed net
  investment income of:           $  6,097   $  1,010   $  47,307   $ 10,765   $  14,524   $  3,464   $    222,591   $    106,790

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                             VARIABLE UNIVERSAL LIFE (CONTINUED)
                                       -------------------------------------------------------------------------------

                                                EQUITY                   SMALL CAP                    MANAGED
                                              SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                       ------------------------   ------------------------   -------------------------
                                          1997          1996         1997          1996         1997          1996
                                       -----------   ----------   -----------   ----------   -----------   -----------
From operations:
  Net investment income (loss).......  $   467,545   $   46,194   $   660,447   $   28,953   $ 2,400,789   $   134,759
  Net realized gain on investments...      746,120      174,857       342,745       30,574     2,836,432       783,666
  Net increase (decrease) in
    unrealized appreciation of
    investments......................      984,236      357,881       568,217       78,392     3,108,829     2,166,435
                                       -----------   ----------   -----------   ----------   -----------   -----------
Net increase in net assets resulting
  from operations....................    2,197,901      578,932     1,571,409      137,919     8,346,050     3,084,860
                                       -----------   ----------   -----------   ----------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance
    of units.........................   11,812,002    4,459,200     5,248,401    2,152,749    36,238,986    20,620,582
  Net asset value of units redeemed
    or used to meet contract
    obligations......................   (2,656,849)    (952,864)   (1,072,152)    (454,428)   (9,726,108)   (4,735,332)
                                       -----------   ----------   -----------   ----------   -----------   -----------
Net increase from unit
  transactions.......................    9,155,153    3,506,336     4,176,249    1,698,321    26,512,878    15,885,250
                                       -----------   ----------   -----------   ----------   -----------   -----------
Net increase in net assets...........   11,353,054    4,085,268     5,747,658    1,836,240    34,858,928    18,970,110
Net assets beginning of year.........    5,129,744    1,044,476     2,437,067      600,827    25,210,073     6,239,963
                                       -----------   ----------   -----------   ----------   -----------   -----------
Net assets end of year*..............  $16,482,798   $5,129,744   $ 8,184,725   $2,437,067   $60,069,001   $25,210,073
                                       ===========   ==========   ===========   ==========   ===========   ===========
Units outstanding beginning of
  year...............................      319,002       80,766       191,743       52,194     1,532,486       465,095
Units issued during the year.........      647,931      303,412       326,703      176,984     1,945,611     1,382,408
Units redeemed during the year.......     (145,843)     (65,176)      (69,043)     (37,435)     (523,427)     (315,017)
                                       -----------   ----------   -----------   ----------   -----------   -----------
Units outstanding end of year........      821,090      319,002       449,403      191,743     2,954,670     1,532,486
                                       ===========   ==========   ===========   ==========   ===========   ===========
---------------
* Includes undistributed net
  investment income of:                $   538,907   $   71,362   $   705,833   $   45,386   $ 2,719,621   $   318,832

                                             VARIABLE UNIVERSAL LIFE (CONTINUED)
                                       ------------------------------------------------
                                            INTERNATIONAL              HIGH YIELD
                                               GROWTH                     BOND
                                             SUBACCOUNT                SUBACCOUNT
                                       -----------------------   ----------------------
                                          1997         1996         1997        1996
                                       ----------   ----------   ----------   ---------
From operations:
  Net investment income (loss).......  $   98,833   $   (1,058)  $  111,190   $  42,346
  Net realized gain on investments...     135,511       23,372       35,931         180
  Net increase (decrease) in
    unrealized appreciation of
    investments......................    (204,105)      96,691       12,532      25,863
                                       ----------   ----------   ----------   ---------
Net increase in net assets resulting
  from operations....................      30,239      119,005      159,653      68,389
                                       ----------   ----------   ----------   ---------
From unit transactions:
  Net proceeds from the issuance
    of units.........................   3,034,936    1,524,746    1,268,282     535,643
  Net asset value of units redeemed
    or used to meet contract
    obligations......................    (717,365)    (291,724)    (319,664)   (125,293)
                                       ----------   ----------   ----------   ---------
Net increase from unit
  transactions.......................   2,317,571    1,233,022      948,618     410,350
                                       ----------   ----------   ----------   ---------
Net increase in net assets...........   2,347,810    1,352,027    1,108,271     478,739
Net assets beginning of year.........   1,731,444      379,417      831,448     352,709
                                       ----------   ----------   ----------   ---------
Net assets end of year*..............  $4,079,254   $1,731,444   $1,939,719   $ 831,448
                                       ==========   ==========   ==========   =========
Units outstanding beginning of
  year...............................     128,820       31,566       66,709      31,730
Units issued during the year.........     211,751      120,205       95,695      45,756
Units redeemed during the year.......     (50,105)     (22,951)     (24,129)    (10,777)
                                       ----------   ----------   ----------   ---------
Units outstanding end of year........     290,466      128,820      138,275      66,709
                                       ==========   ==========   ==========   =========
---------------
* Includes undistributed net
  investment income of:                $  115,713   $   16,880   $  160,937   $  49,747

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). For presentation purposes, the information related to the Variable Life and Variable Universal Life Insurance policies are presented here.

     There are currently six Variable Life Subaccounts and nine Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1995. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 68 to 102 and 105 to 142, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Variable Life and Variable Universal Subaccounts for 1997 aggregated $10,793,622.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
Universal Life Subaccounts) of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Variable Life at cost, at December 31, 1997 consist of the following:

                                                           MONY SERIES FUND, INC.
                                 --------------------------------------------------------------------------
                                  EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                  GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                 PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                 ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares.......................    20,860       28,432       16,153        7,418        60,241      85,289
  Amount.......................  $483,575    $ 480,537     $168,956     $ 87,403     $ 838,945    $ 85,289
                                 --------    ---------     --------     --------     ---------    --------
Shares acquired:
  Shares.......................     1,812        1,865        2,121          395         4,933      18,415
  Amount.......................  $ 59,559    $  47,176     $ 22,875     $  5,012     $  94,559    $ 18,415
Shares received for
  reinvestment of dividends:
  Shares.......................     2,038        3,766        1,007          483         5,055       4,176
  Amount.......................  $ 57,504    $  80,960     $ 10,378     $  5,654     $  84,416    $  4,176
Shares redeemed:
  Shares.......................    (2,589)      (8,024)      (5,204)      (3,051)      (16,315)    (32,317)
  Amount.......................  $(54,391)   $(121,259)    $(54,045)    $(35,014)    $(211,325)   $(32,317)
                                 --------    ---------     --------     --------     ---------    --------
Net change:
  Shares.......................     1,261       (2,393)      (2,076)      (2,173)       (6,327)     (9,726)
  Amount.......................  $ 62,672    $   6,877     $(20,792)    $(24,348)    $ (32,350)   $ (9,726)
                                 --------    ---------     --------     --------     ---------    --------
Shares end of year:
  Shares.......................    22,121       26,039       14,077        5,245        53,914      75,563
  Amount.......................  $546,247    $ 487,414     $148,164     $ 63,055     $ 806,595    $ 75,563
                                 ========    =========     ========     ========     =========    ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                      MONY SERIES FUND, INC.
                       ----------------------------------------------------
                       INTERMEDIATE   LONG TERM   GOVERNMENT      MONEY
                        TERM BOND       BOND      SECURITIES      MARKET
                        PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO
                       ------------   ---------   ----------   ------------
Shares beginning of
  year:
  Shares.............       8,287        47,861      27,661       4,349,240
  Amount.............    $ 88,592     $ 592,645   $ 285,560    $  4,349,240
                         --------     ---------   ---------    ------------
Shares acquired:
  Shares.............      17,072        40,961      30,184      23,927,159
  Amount.............    $185,860     $ 521,268   $ 320,872    $ 23,927,159
Shares received for
  reinvestment of
  dividends:
  Shares.............         591         3,615       1,373         135,531
  Amount.............    $  6,095     $  42,293   $  14,009    $    135,531
Shares redeemed:
  Shares.............      (4,874)      (22,902)    (13,451)    (24,713,256)
  Amount.............    $(51,442)    $(285,745)  $(138,374)   $(24,713,256)
                         --------     ---------   ---------    ------------
Net change:
  Shares.............      12,789        21,674      18,106        (650,566)
  Amount.............    $140,513     $ 277,816   $ 196,507    $   (650,566)
                         --------     ---------   ---------    ------------
Shares end of year:
  Shares.............      21,076        69,535      45,767       3,698,674
  Amount.............    $229,105     $ 870,461   $ 482,067    $  3,698,674
                         ========     =========   =========    ============

                                          ENTERPRISE ACCUMULATION TRUST
                       --------------------------------------------------------------------
                                                                                    HIGH
                                                                 INTERNATIONAL     YIELD
                         EQUITY       SMALL CAP      MANAGED        GROWTH          BOND
                        PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                       -----------   -----------   -----------   -------------   ----------
Shares beginning of
  year:
  Shares.............      177,746       120,528       734,773       286,189        150,898
  Amount.............  $ 4,748,651   $ 2,362,738   $22,951,520    $1,634,862     $  805,224
                       -----------   -----------   -----------    ----------     ----------
Shares acquired:
  Shares.............      377,731       219,786       977,516       509,835        284,392
  Amount.............  $12,405,871   $ 5,645,121   $38,118,419    $3,303,502     $1,575,254
Shares received for
  reinvestment of
  dividends:
  Shares.............       15,523        26,027        66,677        19,476         17,799
  Amount.............  $   544,698   $   694,933   $ 2,719,101    $  120,361     $  121,077
Shares redeemed:
  Shares.............     (101,270)      (59,797)     (305,965)     (155,426)      (113,383)
  Amount.............  $(2,581,752)  $(1,160,613)  $(9,087,421)   $ (871,948)    $ (600,592)
                       -----------   -----------   -----------    ----------     ----------
Net change:
  Shares.............      291,984       186,016       738,228       373,885        188,808
  Amount.............  $10,368,817   $ 5,179,441   $31,750,099    $2,551,915     $1,095,739
                       -----------   -----------   -----------    ----------     ----------
Shares end of year:
  Shares.............      469,730       306,544     1,473,001       660,074        339,706
  Amount.............  $15,117,468   $ 7,542,179   $54,701,619    $4,186,777     $1,900,963
                       ===========   ===========   ===========    ==========     ==========

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                                              APPLICABLE
ATTAINED AGE                                                  PERCENTAGE
------------                                                  ----------
40 and Under................................................     150%
41..........................................................     143
42..........................................................     136
43..........................................................     129
44..........................................................     122
45..........................................................     115
46..........................................................     109
47..........................................................     103
48..........................................................      97
49..........................................................      91
50..........................................................      85
51..........................................................      78
52..........................................................      71
53..........................................................      64
54..........................................................      57
55..........................................................      50
56..........................................................      46
57..........................................................      42
58..........................................................      38
59..........................................................      34
60..........................................................      30
61..........................................................      28
62..........................................................      26
63..........................................................      24
64..........................................................      22
65..........................................................      20
66..........................................................      19
67..........................................................      18
68..........................................................      17
69..........................................................      16
70..........................................................      15
71..........................................................      13
72..........................................................      11
73..........................................................      09
74..........................................................      07
75-90.......................................................      05
91..........................................................      04
92..........................................................      03
93..........................................................      02
94..........................................................      01
95..........................................................      00

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

              ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                                  BENEFIT   SPECIFIED   SEE
 SEX    AGE                 SMOKER                OPTION     AMOUNT     PAGE
 ---    ---                 ------                -------   ---------   ----
Male    45    Preferred Non-smoker                   1      $200,000    B- 4
Female  45    Preferred Non-smoker                   1      $200,000    B-14
Male    45    Standard Smoker                        1      $200,000    B-24
Male    45    Preferred Non-smoker                   2      $200,000    B-34
Male    35    Preferred Non-smoker                   1      $200,000    B-43
Male    55    Preferred Non-smoker                   1      $200,000    B-53

     The tables show how death benefits, Fund Values and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

     The amounts shown for death benefits, Fund Values and Surrender Values sections reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Fund Charges. The difference between the Fund Value and the Surrender Value in the first 14 years is the Fund Charge.

     The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost Of Insurance, page 32.) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .75% annually on a guaranteed basis; illustrations showing current rates reflect a reduction of
 .50% of the Account Value annually beginning after the tenth Policy Anniversary.

     Since the Company is unable to predict how a particular policy owner will allocate net premiums and cash values among the available subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to an annual rate of 0.75% of the aggregate average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the policy owner's choice of subaccounts. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

     The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -1.4916%, on 5% it would be 3.4711%, and on 10% it would be 8.4338%.

     The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options I and II and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

     The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     The following is the page of supplemental footnotes to each of the flexible premium variable life to age 95 standard ledger statements which follow and which begin on pages B-4, B-6, B-10, B-14, B-16, B-20, B-24, B-26, B-30, B-34,
B-36, B-39, B-43, B-45, B-49, B-53, B-55 and B-57.

     THESE ILLUSTRATIONS ARE NOT VALID IN FLORIDA.

             STANDARD LEDGER STATEMENT--SUPPLEMENTAL FOOTNOTE PAGE
                               MONY EQUITYMASTER
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MONY LIFE OF AMERICA
                               DECLARED PREMIUMS

     This Policy has been tested for the possibility of classification as a Modified Endowment. This test is not a guarantee that a policy will not be classified as a Modified Endowment.

     This illustration has been checked against Federal Tax Laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit Option II to death benefit Option I and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the Policy is defined as a Modified Endowment Contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a Taxable Distribution and a ten percent penalty may be added to any tax on the Distribution. Please consult your tax advisor for advice.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the Policy year and reflect the effect of all loans and surrenders. The benefit payable at death, Fund Value and Value Upon Surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The Policy's Value Upon Surrender is net of any applicable surrender charge.

     Premiums less the following deductions are added to the Fund Value. (1) A premium tax charge of 2.00% of gross premiums in all Policy years. (2) A sales charge on the gross premiums. The sales charges equal 4% in Policy years 1-10, 2% in Policy years 11-20, and 0% in Policy years 21 and later. (3) A DAC tax charge of 1.25% of gross premiums in all Policy years.

     Those columns assuming Guaranteed Charges use the current Monthly Mortality Charges, current Monthly Administrative Charges, current Charges for Mortality and Expense Risks, current Charges for Rider Benefits, if any, and current Premium Sales Charge ("Current Charges") for the first year as well as the Assumed Hypothetical Gross Annual Investment Return indicated. Thereafter these columns use Guaranteed Monthly Mortality Charges, current Monthly Administrative Charges, Guaranteed Charges for Mortality and Expense Risks, Guaranteed Charges for Rider Benefits if any, current Maximum Premium Sales Charge, and the Assumed Hypothetical Gross Annual Investment Return indicated. Those columns assuming Current Charges are based upon "Current Charges" and the Assumed Hypothetical Gross Annual Investment Return indicated.

     The Current Charges are declared by MONY Life of America, are guaranteed for the first Policy year, and apply to policies issued as of the Preparation Date shown. After the first Policy year, Current Charges are not guaranteed, and may be changed at the discretion of MONY Life of America.

     The difference between the Fund Value and the Value Upon Surrender is a Fund Charge. A Fund Charge will apply during the first fourteen years from issue or following a specified amount increase if the Policy is given up for its Value Upon Surrender or is terminated, or if the specified amount is reduced. Any applicable fund charge will be deducted from the Fund Value. Whenever there is a partial surrender, the surrender amount and the surrender charge ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the Fund Value and the Value Upon Surrender.

     A Policy loan will have a permanent effect on benefits under this Policy. Loan interest at an annual rate of 5.4% will be charged in advance (equivalent to 5.75% in arrears). Amounts borrowed will earn interest at an annual rate of 5.0%. This rate is determined by subtracting a margin of 0.75% from the loan rate. This margin is designed to decrease by 0.5% in Policy years 11 and later, but such decrease is not guaranteed. Hence amounts borrowed will earn interest at a rate of 5.0% for Policy years 1 though 10 and 5.5% for Policy years 11 and later. This decrease is based on current expectations as to mortality, expenses, persistency and investment income. Adverse tax consequences could occur if a Policy subject to loans is surrendered or permitted to lapse.

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 1  0% GROSS          MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (- 1.49% NET)           0.00% (- 1.49% NET)           0.00% (- 1.49% NET)
                                           ---------------------------   ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)      (5)      (6)         (7)     (8)       (9)        (10)      (11)     (12)
END            NET    PREMIUM     NET        VALUE            BENEFIT      VALUE            BENEFIT      VALUE            BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
 1     46      3,088    3,242      0           314     2,117  200,000        314     2,117  200,000        314     2,117  200,000
 2     47      3,088    6,647      0         2,058     4,132  200,000      2,058     4,132  200,000      2,361     4,435  200,000
 3     48      3,088   10,222      0         2,762     6,078  200,000      2,762     6,078  200,000      3,314     6,630  200,000
 4     49      3,088   13,975      0         4,617     7,933  200,000      4,617     7,933  200,000      5,368     8,684  200,000
 5     50      3,088   17,916      0         6,385     9,701  200,000      6,385     9,701  200,000      7,331    10,647  200,000
 6     51      3,088   22,055      0         8,398    11,383  200,000      8,398    11,383  200,000      9,491    12,476  200,000
 7     52      3,088   26,400      0        10,306    12,959  200,000     10,306    12,959  200,000     11,587    14,240  200,000
 8     53      3,088   30,962      0        12,110    14,431  200,000     12,110    14,431  200,000     13,621    15,942  200,000
 9     54      3,088   35,753      0        13,792    15,781  200,000     13,792    15,781  200,000     15,615    17,604  200,000
10     55      3,088   40,783      0        15,353    17,011  200,000     15,353    17,011  200,000     17,549    19,207  200,000
Total         30,880

11     56      3,088   46,064      0        16,931     18,258 200,000     16,931     18,258 200,000     19,507     20,833 200,000
12     57      3,088   51,610      0        18,356     19,351 200,000     18,356     19,351 200,000     21,288     22,283 200,000
13     58      3,088   57,433      0        19,629     20,292 200,000     19,629     20,292 200,000     22,981     23,644 200,000
14     59      3,088   63,547      0        20,731     21,063 200,000     20,731     21,063 200,000     24,607     24,938 200,000
15     60      3,088   69,966      0        21,643     21,643 200,000     21,643     21,643 200,000     26,188     26,188 200,000
16     61      3,088   76,707      0        22,012     22,012 200,000     22,012     22,012 200,000     27,372     27,372 200,000
17     62      3,088   83,785      0        22,149     22,149 200,000     22,149     22,149 200,000     28,412     28,412 200,000
18     63      3,088   91,216      0        22,053     22,053 200,000     22,053     22,053 200,000     29,267     29,267 200,000
19     64      3,088   99,020      0        21,639     21,639 200,000     21,639     21,639 200,000     30,001     30,001 200,000
20     65      3,088  107,213      0        20,881     20,881 200,000     20,881     20,881 200,000     30,614     30,614 200,000
Total         61,760

21     66      3,088  115,816      0        19,792     19,792 200,000     19,792     19,792 200,000     31,130     31,130 200,000
22     67      3,088  124,849      0        18,281     18,281 200,000     18,281     18,281 200,000     31,486     31,486 200,000
23     68      3,088  134,334      0        16,290     16,290 200,000     16,290     16,290 200,000     31,642     31,642 200,000
24     69      3,088  144,293      0        13,759     13,759 200,000     13,759     13,759 200,000     31,539     31,539 200,000
25     70      3,088  154,750      0        10,640     10,640 200,000     10,640     10,640 200,000     31,114     31,114 200,000
26     71      3,088  165,730      0         6,810      6,810 200,000      6,810      6,810 200,000     30,363     30,363 200,000
27     72      3,088  177,259      0         2,014      2,014 200,000      2,014      2,014 200,000     29,199     29,199 200,000
28     73      3,088  189,365      0         LAPSE      LAPSE   LAPSE      LAPSE      LAPSE   LAPSE     27,641     27,651 200,000
29     74      3,088  202,075      0                                                                    25,584     25,584 200,000
30     75      3,088  215,421      0                                                                    22,933     22,933 200,000
Total         92,640

31     76      3,088  229,435      0                                                                    19,693     19,693 200,000
32     77      3,088  244,149      0                                                                    15,676     15,676 200,000
33     78      3,088  259,599      0                                                                    10,717     10,717 200,000
34     79      3,088  275,821      0                                                                     3,835      3,835 200,000
35     80      3,088  292,855      0                                                                     LAPSE      LAPSE   LAPSE
             -------
Total        108,080

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  04:59 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                 ALLOCATION OF VALUES
FOR: MALE 45 PREF N/S DB OPT 1  0% GROSS           MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ---------------------------
                                                        0.00% (- 1.49% NET)
                                                    ---------------------------
END                    UNSCHEDULED                    VALUE            BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON       FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE  AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----  --------
  1    46     3,088         0         0       0         314     2,117  200,000
  2    47     3,088         0         0       0       2,361     4,435  200,000
  3    48     3,088         0         0       0       3,314     6,630  200,000
  4    49     3,088         0         0       0       5,368     8,684  200,000
  5    50     3,088         0         0       0       7,331     10,647 200,000
  6    51     3,088         0         0       0       9,491     12,476 200,000
  7    52     3,088         0         0       0      11,587     14,240 200,000
  8    53     3,088         0         0       0      13,621     15,942 200,000
  9    54     3,088         0         0       0      15,615     17,604 200,000
 10    55     3,088         0         0       0      17,549     19,207 200,000

 11    56     3,088         0         0       0      19,507     20,833 200,000
 12    57     3,088         0         0       0      21,288     22,283 200,000
 13    58     3,088         0         0       0      22,981     23,644 200,000
 14    59     3,088         0         0       0      24,607     24,938 200,000
 15    60     3,088         0         0       0      26,188     26,188 200,000
 16    61     3,088         0         0       0      27,372     27,372 200,000
 17    62     3,088         0         0       0      28,412     28,412 200,000
 18    63     3,088         0         0       0      29,267     29,267 200,000
 19    64     3,088         0         0       0      30,001     30,001 200,000
 20    65     3,088         0         0       0      30,614     30,614 200,000

 21    66     3,088         0         0       0      31,130     31,130 200,000
 22    67     3,088         0         0       0      31,486     31,486 200,000
 23    68     3,088         0         0       0      31,642     31,642 200,000
 24    69     3,088         0         0       0      31,539     31,539 200,000
 25    70     3,088         0         0       0      31,114     31,114 200,000
 26    71     3,088         0         0       0      30,363     30,363 200,000
 27    72     3,088         0         0       0      29,199     29,199 200,000
 28    73     3,088         0         0       0      27,651     27,651 200,000
 29    74     3,088         0         0       0      25,584     25,584 200,000
 30    75     3,088         0         0       0      22,933     22,933 200,000

 31    76     3,088         0         0       0      19,693     19,693 200,000
 32    77     3,088         0         0       0      15,676     15,676 200,000
 33    78     3,088         0         0       0      10,717     10,717 200,000
 34    79     3,088         0         0       0       3,835      3,835 200,000
 35    80     3,088         0         0       0       LAPSE      LAPSE   LAPSE
             -------
     Total   108,080

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  04:59 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 1                    MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
6%                                          FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                  GUARANTEED CHARGES
                                             -------------------------------------------------------------
                                                  0.00% (-1.49% NET)               6.00% (4.46% NET)
                                             -----------------------------   -----------------------------
               (1)       (2)        (3)        (4)       (5)        (6)        (7)       (8)        (9)
 END           NET     PREMIUM      NET                           BENEFIT                         BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON     FUND    PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------   -----    --------
 1     46      3,088     3,242       0           314      2,117   200,000        462      2,265   200,000
 2     47      3,088     6,647       0         2,058      4,132   200,000      2,485      4,559   200,000
 3     48      3,088    10,222       0         2,762      6,078   200,000      3,600      6,916   200,000
 4     49      3,088    13,975       0         4,617      7,933   200,000      6,002      9,318   200,000
 5     50      3,088    17,916       0         6,385      9,701   200,000      8,452     11,768   200,000
 6     51      3.088    22,055       0         8,398     11,383   200,000     11,287     14,271   200,000
 7     52      3,088    26,400       0        10,306     12,959   200,000     14,155     16,808   200,000
 8     53      3,088    30,962       0        12,110     14,431   200,000     17,063     19,384   200,000
 9     54      3,088    35,753       0        13,792     15,781   200,000     19,991     21,981   200,000
10     55      3,088    40,783       0        15,353     17,011   200,000     22,945     24,603   200,000
Total         30,880

11     56      3,088    46,064       0        16,931     18,258   200,000     26,114     27,440   200,000
12     57      3,088    51,610       0        18,356     19,351   200,000     29,301     30,295   200,000
13     58      3,088    57,433       0        19,629     20,292   200,000     32,511     33,174   200,000
14     59      3,088    63,547       0        20,731     21,063   200,000     35,732     36,063   200,000
15     60      3,088    69,966       0        21,643     21,643   200,000     38,949     38,949   200,000
16     61      3,088    76,707       0        22,012     22,012   200,000     41,817     41,817   200,000
17     62      3,088    83,785       0        22,149     22,149   200,000     44,655     44,655   200,000
18     63      3,088    91,216       0        22,053     22,053   200,000     47,469     47,469   200,000
19     64      3,088    99,020       0        21,639     21,639   200,000     50,191     50,191   200,000
20     65      3,088   107,213       0        20,881     20,881   200,000     52,805     52,805   200,000
Total         61,760

21     66      3,088   115,816       0        19,792     19,792   200,000     55,345     55,345   200,000
22     67      3,088   124,849       0        18,281     18,281   200,000     57,734     57,734   200,000
23     68      3,088   134,334       0        16,290     16,290   200,000     59,936     59,936   200,000
24     69      3,088   144,293       0        13,759     13,759   200,000     61,915     61,915   200,000
25     70      3,088   154,750       0        10,640     10,640   200,000     63,646     63,646   200,000
26     71      3,088   165,730       0         6,810      6,810   200,000     65,053     65,053   200,000
27     72      3,088   177,259       0         2,014      2,014   200,000     65,966     65,966   200,000
28     73      3,088   189,365       0         LAPSE      LAPSE     LAPSE     66,433     66,433   200,000
29     74      3,088   202,075       0                                        66,265     66,265   200,000
30     75      3,088   215,421       0                                        65,278     65,278   200,000
Total         92,640

              CURRENT CHARGES
       ------------------------------
             6.00% (4.46% NET)
       ------------------------------
        (10)       (11)        (12)
 END                         BENEFIT
 OF    VALUE ON     FUND     PAYABLE
YEAR   SURRENDER    VALUE    AT DEATH
----   ---------    -----    --------
 1          462      2,265   200,000
 2        2,797      4,871   200,000
 3        4,188      7,504   200,000
 4        6,829     10,145   200,000
 5        9,527     12,843   200,000
 6       12,574     15,558   200,000
 7       15,709     18,362   200,000
 8       18,937     21,259   200,000
 9       22,287     24,277   200,000
10       25,744     27,402   200,000
Total

11       29,453     30,779   200,000
12       33,186     34,180   200,000
13       37,031     37,694   200,000
14       41,019     41,351   200,000
15       45,180     45,180   200,000
16       49,175     49,175   200,000
17       53,275     53,275   200,000
18       57,459     57,459   200,000
19       61,792     61,792   200,000
20       66,290     66,290   200,000
Total

21       71,004     71,004   200,000
22       75,889     75,889   200,000
23       80,939     80,939   200,000
24       86,131     86,131   200,000
25       91,453     91,453   200,000
26       96,935     96,935   200,000
27      102,559    102,559   200,000
28      108,388    108,388   200,000
29      114,398    114,398   200,000
30      120,619    120,619   200,000
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                  GUARANTEED CHARGES
                                             -------------------------------------------------------------
                                                  0.00% (-1.49% NET)               6.00% (4.46% NET)
                                             -----------------------------   -----------------------------
               (1)       (2)        (3)         (4)       (5)       (6)         (7)       (8)       (9)
 END           NET     PREMIUM      NET                           BENEFIT                         BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON     FUND    PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------   -----    --------
31     76      3,088   229,435       0                                        63,304     63,304   200,000
32     77      3,088   244,149       0                                        60,153     60,153   200,000
33     78      3,088   259,599       0                                        55,584     55,584   200,000
34     79      3,088   275,821       0                                        49,289     49,289   200,000
35     80      3,088   292,855       0                                        40,853     40,853   200,000
36     81      3,088   310,740       0                                        29,676     29,676   200,000
37     82      3,088   329,519       0                                        14,938     14,938   200,000
38     83      3,088   349,237       0                                         LAPSE      LAPSE     LAPSE
39     84      3,088   369,942       0
40     85      3,088   391,681       0
Total        123,520

41     86      3,088   414,508       0
42     87      3,088   438,475       0
43     88      3,088   463,642       0
44     89      3,088   490,066       0
45     90      3,088   517,812       0
46     91      3,088   546,945       0
47     92      3,088   577,534       0
48     93      3,088   609,654       0
49     94      3,088   643,379       0
50     95      3,088   678,790       0
             -------
Total        154,400

              CURRENT CHARGES
       ------------------------------
             6.00% (4.46% NET)
       ------------------------------
         (10)       (11)       (12)
 END                         BENEFIT
 OF    VALUE ON     FUND     PAYABLE
YEAR   SURRENDER    VALUE    AT DEATH
----   ---------    -----    --------
31      127,119    127,119   200,000
32      133,902    133,902   200,000
33      141,009    141,009   200,000
34      148,271    148,271   200,000
35      155,975    155,975   200,000
36      164,270    164,270   200,000
37      173,296    173,296   200,000
38      183,423    183,423   200,000
39      194,724    194,724   204,460
40      206,554    206,554   216,882
Total

41      218,822    218,822   229,763
42      231,511    231,511   243,087
43      244,629    244,629   256,861
44      258,168    258,168   271,076
45      272,118    272,118   285,724
46      286,443    286,443   300,765
47      301,605    301,605   313,669
48      317,706    317,706   327,237
49      334,995    334,995   341,695
50      353,780    353,780   357,318
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                            ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT 1               MONY EQUITYMASTER                             SPECIFIED AMOUNT = $200,000
6%                                     FLEXIBLE PREMIUM VARIABLE LIFE                          INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                 TO AGE 95                                            SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     46     3,088         0         0       0          462      2,265  200,000
 2     47     3,088         0         0       0        2,797      4,871  200,000
 3     48     3,088         0         0       0        4,188      7,504  200,000
 4     49     3,088         0         0       0        6,829     10,145  200,000
 5     50     3,088         0         0       0        9,527     12,843  200,000
 6     51     3,088         0         0       0       12,574     15,558  200,000
 7     52     3,088         0         0       0       15,709     18,362  200,000
 8     53     3,088         0         0       0       18,937     21,259  200,000
 9     54     3,088         0         0       0       22,287     24,277  200,000
10     55     3,088         0         0       0       25,744     27,402  200,000
11     56     3,088         0         0       0       29,453     30,779  200,000
12     57     3,088         0         0       0       33,186     34,180  200,000
13     58     3,088         0         0       0       37,031     37,694  200,000
14     59     3,088         0         0       0       41,019     41,351  200,000
15     60     3,088         0         0       0       45,180     45,180  200,000
16     61     3,088         0         0       0       49,175     49,175  200,000
17     62     3,088         0         0       0       53,275     53,275  200,000
18     63     3,088         0         0       0       57,459     57,459  200,000
19     64     3,088         0         0       0       61,792     61,792  200,000
20     65     3,088         0         0       0       66,290     66,290  200,000
21     66     3,088         0         0       0       71,004     71,004  200,000
22     67     3,088         0         0       0       75,889     75,889  200,000
23     68     3,088         0         0       0       80,939     80,939  200,000
24     69     3,088         0         0       0       86,131     86,131  200,000
25     70     3,088         0         0       0       91,453     91,453  200,000
26     71     3,088         0         0       0       96,935     96,935  200,000
27     72     3,088         0         0       0      102,559    102,559  200,000
28     73     3,088         0         0       0      108,388    108,388  200,000
29     74     3,088         0         0       0      114,398    114,398  200,000
30     75     3,088         0         0       0      120,619    120,619  200,000
31     76     3,088         0         0       0      127,119    127,119  200,000
32     77     3,088         0         0       0      133,902    133,902  200,000
33     78     3,088         0         0       0      141,009    141,009  200,000
34     79     3,088         0         0       0      148,271    148,271  200,000
35     80     3,088         0         0       0      155,975    155,975  200,000
36     81     3,088         0         0       0      164,270    164,270  200,000
37     82     3,088         0         0       0      173,296    173,296  200,000
38     83     3,088         0         0       0      183,423    183,423  200,000
39     84     3,088         0         0       0      194,724    194,724  204,460
40     85     3,088         0         0       0      206,554    206,554  216,882
             -------
Total        123,520

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
41     86     3,088         0         0       0      218,822    218,822  229,763
42     87     3,088         0         0       0      231,511    231,511  243,087
43     88     3,088         0         0       0      244,629    244,629  256,861
44     89     3,088         0         0       0      258,168    258,168  271,076
45     90     3,088         0         0       0      272,118    272,118  285,724
46     91     3,088         0         0       0      286,443    286,443  300,765
47     92     3,088         0         0       0      301,605    301,605  313,669
48     93     3,088         0         0       0      317,706    317,706  327,237
49     94     3,088         0         0       0      334,995    334,995  341,695
50     95     3,088         0         0       0      353,780    353,780  357,318
             -------
Total        154,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 1  12%              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45          FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                      TO AGE 95                            SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             -----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                12.00% (10.42% NET)
                                             -----------------------------   ---------------------------------
               (1)       (2)        (3)         (4)       (5)       (6)         (7)         (8)         (9)
 END           NET     PREMIUM      NET                           BENEFIT                             BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------     -----     --------
 1     46      3,088     3,242       0           314      2,117   200,000         611        2,414     200,000
 2     47      3,088     6,647       0         2,058      4,132   200,000       2,931        5,005     200,000
 3     48      3,088    10,222       0         2,762      6,078   200,000       4,511        7,827     200,000
 4     49      3,088    13,975       0         4,617      7,933   200,000       7,568       10,884     200,000
 5     50      3,088    17,916       0         6,385      9,701   200,000      10,887       14,203     200,000
 6     51      3.088    22,055       0         8,398     11,383   200,000      14,830       17,815     200,000
 7     52      3,088    26,400       0        10,306     12,959   200,000      19,078       21,731     200,000
 8     53      3,088    30,962       0        12,110     14,431   200,000      23,670       25,991     200,000
 9     54      3,088    35,753       0        13,792     15,781   200,000      28,624       30,614     200,000
10     55      3,088    40,783       0        15,353     17,011   200,000      33,988       35,646     200,000
Total         30,880

11     56      3,088    46,064       0        16,931     18,258   200,000      40,073       41,399     200,000
12     57      3,088    51,610       0        18,356     19,351   200,000      46,701       47,695     200,000
13     58      3,088    57,433       0        19,629     20,292   200,000      53,949       54,612     200,000
14     59      3,088    63,547       0        20,731     21,063   200,000      61,885       62,217     200,000
15     60      3,088    69,966       0        21,643     21,643   200,000      70,592       70,592     200,000
16     61      3,088    76,707       0        22,012     22,012   200,000      79,837       79,837     200,000
17     62      3,088    83,785       0        22,149     22,149   200,000      90,066       90,066     200,000
18     63      3,088    91,216       0        22,053     22,053   200,000     101,434      101,434     200,000
19     64      3,088    99,020       0        21,639     21,639   200,000     114,068      114,068     200,000
20     65      3,088   107,213       0        20,881     20,881   200,000     128,171      128,171     200,000
Total         61,760

21     66      3,088   115,816       0        19,792     19,792   200,000     144,046      144,046     200,000
22     67      3,088   124,849       0        18,281     18,281   200,000     161,929      161,929     200,000
23     68      3,088   134,334       0        16,290     16,290   200,000     182,045      182,045     214,813
24     69      3,088   144,293       0        13,759     13,759   200,000     204,249      204,249     238,971
25     70      3,088   154,750       0        10,640     10,640   200,000     228,730      228,730     265,327
26     71      3,088   165,730       0         6,810      6,810   200,000     255,712      255,712     294,069
27     72      3,088   177,259       0         2,014      2,014   200,000     285,532      285,532     322,652
28     73      3,088   189,365       0         LAPSE      LAPSE     LAPSE     318,573      318,573     353,616
29     74      3,088   202,075       0                                        355,214      355,214     387,184
30     75      3,088   215,421       0                                        395,923      395,923     423,637
Total         92,640

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
          (10)        (11)       (12)
 END                            BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1          611        2,414     200,000
 2        3,252        5,326     200,000
 3        5,135        8,451     200,000
 4        8,475       11,791     200,000
 5       12,104       15,420     200,000
 6       16,342       19,326     200,000
 7       20,959       23,612     200,000
 8       26,000       28,321     200,000
 9       31,533       33,523     200,000
10       37,595       39,253     200,000
Total

11       44,465       45,791     200,000
12       51,941       52,936     200,000
13       60,182       60,845     200,000
14       69,301       69,633     200,000
15       79,426       79,426     200,000
16       90,334       90,334     200,000
17      102,445      102,445     200,000
18      115,901      115,901     200,000
19      130,925      130,925     200,000
20      147,730      147,730     200,000
Total

21      166,619      166,619     200,000
22      187,659      187,659     223,314
23      210,930      210,930     248,897
24      236,658      236,658     276,890
25      265,093      265,093     307,508
26      296,526      296,526     341,005
27      331,331      331,331     374,404
28      369,921      369,921     410,612
29      412,725      412,725     449,870
30      460,260      460,260     492,478
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.            For presentation in N.J.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             -----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                12.00% (10.42% NET)
                                             -----------------------------   ---------------------------------
               (1)       (2)        (3)         (4)       (5)       (6)         (7)         (8          (9)
 END           NET     PREMIUM      NET                           BENEFIT                     )       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------     -----     --------
31     76      3,088   229,435       0                                         441,266     441,266     463,329
32     77      3,088   244,149       0                                         491,271     491,271     515,834
33     78      3,088   259,599       0                                         546,387     546,387     573,706
34     79      3,088   275,821       0                                         607,103     607,103     637,458
35     80      3,088   292,855       0                                         673,946     673,946     707,643
36     81      3,088   310,740       0                                         747,470     747,470     784,843
37     82      3,088   329,519       0                                         828,266     828,266     869,680
38     83      3,088   349,237       0                                         916,937     916,937     962,784
39     84      3,088   369,942       0                                       1,014,117   1,014,117   1,064,823
40     85      3,088   391,681       0                                       1,120,475   1,120,475   1,176,499
Total        123,520

41     86      3,088   414,508       0                                       1,236,723   1,236,723   1,298,559
42     87      3,088   438,475       0                                       1,363,617   1,363,617   1,431,798
43     88      3,088   463,642       0                                       1,501,966   1,501,966   1,577,065
44     89      3,088   490,066       0                                       1,652,618   1,652,618   1,735,249
45     90      3,088   517,812       0                                       1,816,466   1,816,466   1,907,289
46     91      3,088   546,945       0                                       1,994,396   1,994,396   2,094,116
47     92      3,088   577,534       0                                       2,193,082   2,193,082   2,280,806
48     93      3,088   609,654       0                                       2,416,070   2,416,070   2,488,552
49     94      3,088   643,379       0                                       2,667,724   2,667,724   2,721,079
50     95      3,088   678,790       0                                       2,953,491   2,953,491   2,983,026
             -------
Total        154,400

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
         (10)        (11)        (12)
 END                            BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
31       513,134     513,134     538,791
32       571,602     571,602     600,182
33       636,223     636,223     668,034
34       707,462     707,462     742,835
35       786,062     786,062     825,365
36       872,748     872,748     916,385
37       968,248     968,248   1,016,661
38     1,073,711   1,073,711   1,127,397
39     1,189,890   1,189,890   1,249,384
40     1,317,705   1,317,705   1,383,590
Total

41     1,458,256   1,458,256   1,531,169
42     1,612,574   1,612,574   1,693,203
43     1,781,931   1,781,931   1,871,028
44     1,967,590   1,967,590   2,065,970
45     2,170,903   2,170,903   2,279,448
46     2,393,096   2,393,096   2,512,751
47     2,639,826   2,639,826   2,745,419
48     2,914,390   2,914,390   3,001,822
49     3,221,893   3,221,893   3,286,331
50     3,568,777   3,568,777   3,604,465
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.            For presentation in N.J.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT 1                    MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
12%                                         FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     46     3,088         0         0       0          611        2,414    200,000
 2     47     3,088         0         0       0        3,252        5,326    200,000
 3     48     3,088         0         0       0        5,135        8,451    200,000
 4     49     3,088         0         0       0        8,475       11,791    200,000
 5     50     3,088         0         0       0       12,104       15,420    200,000
 6     51     3,088         0         0       0       16,342       19,326    200,000
 7     52     3,088         0         0       0       20,959       23,612    200,000
 8     53     3,088         0         0       0       26,000       28,321    200,000
 9     54     3,088         0         0       0       31,533       33,523    200,000
10     55     3,088         0         0       0       37,595       39,253    200,000

11     56     3,088         0         0       0       44,465       45,791    200,000
12     57     3,088         0         0       0       51,941       52,936    200,000
13     58     3,088         0         0       0       60,182       60,845    200,000
14     59     3,088         0         0       0       69,301       69,633    200,000
15     60     3,088         0         0       0       79,426       79,426    200,000
16     61     3,088         0         0       0       90,334       90,334    200,000
17     62     3,088         0         0       0      102,445      102,445    200,000
18     63     3,088         0         0       0      115,901      115,901    200,000
19     64     3,088         0         0       0      130,925      130,925    200,000
20     65     3,088         0         0       0      147,730      147,703    200,000

21     66     3,088         0         0       0      166,619      166,619    200,000
22     67     3,088         0         0       0      187,659      187,659    223,314
23     68     3,088         0         0       0      210,930      210,930    248,897
24     69     3,088         0         0       0      236,658      236,658    276,890
25     70     3,088         0         0       0      265,093      265,093    307,508
26     71     3,088         0         0       0      296,526      296,526    341,005
27     72     3,088         0         0       0      331,331      331,331    374,404
28     73     3,088         0         0       0      369,921      369,921    410,612
29     74     3,088         0         0       0      412,725      412,725    449,870
30     75     3,088         0         0       0      460,260      460,260    492,478

31     76     3,088         0         0       0      513,134      513,134    538,791
32     77     3,088         0         0       0      571,602      571,602    600,182
33     78     3,088         0         0       0      636,223      636,223    668,034
34     79     3,088         0         0       0      707,462      707,462    742,835
35     80     3,088         0         0       0      786,062      786,062    825,365
36     81     3,088         0         0       0      872,748      872,748    916,385
37     82     3,088         0         0       0      968,248      968,248  1,016,661
38     83     3,088         0         0       0    1,073,711    1,073,711  1,127,397
39     84     3,088         0         0       0    1,189,890    1,189,890  1,249,384
40     85     3,088         0         0       0    1,317,705    1,317,705  1,383,590

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     86     3,008         0         0       0     1,458,256   1,458,256  1,531,169
42     87     3,088         0         0       0     1,612,574   1,612,576  1,693,203
43     88     3,088         0         0       0     1,781,931   1,781,931  1,871,028
44     89     3,088         0         0       0     1,967,590   1,967,590  2,065,970
45     90     3,088         0         0       0     2,170,903   2,170,903  2,279,448
46     91     3,088         0         0       0     2,393,096   2,393,096  2,512,751
47     92     3,088         0         0       0     2,639,826   2,639,926  2,745,419
48     93     3,088         0         0       0     2,914,390   2,914,390  3,001,822
49     94     3,088         0         0       0     3,221,893   3,221,893  3,286,331
50     95     3,088         0         0       0     3,568,777   3,568,777  3,604,465
            -------
Total       154,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT 1                   MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
0%                                           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
FEMALE NON-SMOKER PREFERRED AGE 45                     TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                   GUARANTEED CHARGES
                                            -----------------------------------------------------------------
                                                 0.00% (-1.49% NET)                0.00% (-1.49% NET)
                                            -----------------------------   ---------------------------------
              (1)       (2)        (3)         (4)       (5)       (6)         (7)         (8)         (9)
 END          NET     PREMIUM      NET                           BENEFIT                             BENEFIT
 OF          ANNUAL   ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY    AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------   -------   ---------   ---------   -----    --------   ---------     -----     --------
 1     46    2,578     2,707        0            27      1,698   200,000          27        1,698     200,000
 2     47    2,578     5,549        0         1,422      3,320   200,000       1,422        3,320     200,000
 3     48    2,578     8,534        0         1,966      4,899   200,000       1,966        4,899     200,000
 4     49    2,578    11,667        0         3,481      6,415   200,000       3,481        6,415     200,000
 5     50    2,578    14,957        0         4,911      7,844   200,000       4,911        7,844     200,000
 6     51    2,578    18,412        0         6,573      9,213   200,000       6,573        9,213     200,000
 7     52    2,578    22,040        0         8,152     10,499   200,000       8,152       10,499     200,000
 8     53    2,578    25,848        0         9,651     11,705   200,000       9,651       11,705     200,000
 9     54    2,578    29,848        0        11,071     12,832   200,000      11,071       12,832     200,000
10     55    2,578    34,047        0        12,414     13,881   200,000      12,414       13,881     200,000
Total       25,780

11     56    2,578    38,456        0        13,788     14,961   200,000      13,788       14,961     200,000
12     57    2,578    43,086        0        15,070     15,950   200,000      15,070       15,950     200,000
13     58    2,578    47,947        0        16,261     16,847   200,000      16,261       16,847     200,000
14     59    2,578    53,052        0        17,362     17,656   200,000      17,362       17,656     200,000
15     60    2,578    58,411        0        18,375     18,375   200,000      18,375       18,375     200,000
16     61    2,578    64,038        0        19,007     19,007   200,000      19,007       19,007     200,000
17     62    2,578    69,947        0        19,509     19,509   200,000      19,509       19,509     200,000
18     63    2,578    76,152        0        19,860     19,860   200,000      19,860       19,860     200,000
19     64    2,578    82,666        0        20,040     20,040   200,000      20,040       20,040     200,000
20     65    2,578    89,506        0        20,006     20,006   200,000      20,006       20,006     200,000
Total       51,560

21     66    2,578    96,688        0        19,766     19,766   200,000      19,766       19,766     200,000
22     67    2,578   104,230        0        19,288     19,288   200,000      19,288       19,288     200,000
23     68    2,578   112,148        0        18,549     18,549   200,000      18,549       18,549     200,000
24     69    2,578   120,462        0        17,545     17,545   200,000      17,545       17,545     200,000
25     70    2,578   129,192        0        16,248     16,248   200,000      16,248       16,248     200,000
26     71    2,578   138,359        0        14,609     14,609   200,000      14,609       14,609     200,000
27     72    2,578   147,984        0        12,527     12,527   200,000      12,527       12,527     200,000
28     73    2,578   158,090        0         9,920      9,920   200,000       9,920        9,920     200,000
29     74    2,578   168,701        0         6,627      6,627   200,000       6,627        6,627     200,000
30     75    2,578   179,843        0         2,519      2,519   200,000       2,519        2,519     200,000
Total       77,340

31     76    2,578    191,542       0         LAPSE      LAPSE     LAPSE       LAPSE        LAPSE       LAPSE
32     77    2,578    203,826       0
33     78    2,578    216,725       0
34     79    2,578    230,268       0
35     80    2,578    244,488       0
36     81    2,578    259,419       0
37     82    2,578    275,097       0
38     83    2,578    291,559       0
            ------
Total       97,964

                CURRENT CHARGES
       ---------------------------------
              0.00% (-1.49% NET)
       ---------------------------------
         (10)        (11)        (12)
 END                            BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1           27        1,698     200,000
 2        1,749        3,647     200,000
 3        2,590        5,524     200,000
 4        4,328        7,262     200,000
 5        5,976        8,909     200,000
 6        7,694       10,334     200,000
 7        9,351       11,698     200,000
 8       10,972       13,025     200,000
 9       12,556       14,316     200,000
10       14,082       15,549     200,000
Total
11       15,624       16,797     200,000
12       17,095       17,975     200,000
13       18,517       19,104     200,000
14       19,828       20,121     200,000
15       21,113       21,113     200,000
16       22,080       22,080     200,000
17       23,023       23,023     200,000
18       23,837       23,837     200,000
19       24,628       24,628     200,000
20       25,313       25,313     200,000
Total
21       25,903       25,903     200,000
22       26,368       26,368     200,000
23       26,689       26,689     200,000
24       26,865       26,865     200,000
25       26,939       26,939     200,000
26       26,827       26,827     200,000
27       26,530       26,530     200,000
28       26,024       26,024     200,000
29       25,244       25,244     200,000
30       24,167       24,167     200,000
Total
31       22,680       22,680     200,000
32       20,772       20,772     200,000
33       18,364       18,364     200,000
34       15,303       15,303     200,000
35       11,556       11,556     200,000
36        6,899        6,899     200,000
37        1,291        1,291     200,000
38        LAPSE        LAPSE       LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95 05:01 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT  1  0%              MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE              INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                            SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                     ----------------------------
                                                          0.00% (-1.49% NET)
                                                     ----------------------------
 END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON       FUND    PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----    ---   -------   -----------   ----   -----   ---------   -----   --------
 1      46     2,578         0         0       0          27      1,698  200,000
 2      47     2,578         0         0       0       1,749      3,647  200,000
 3      48     2,578         0         0       0       2,590      5,524  200,000
 4      49     2,578         0         0       0       4,328      7,262  200,000
 5      50     2,578         0         0       0       5,976      8,909  200,000
 6      51     2,578         0         0       0       7,694     10,334  200,000
 7      52     2,578         0         0       0       9,351     11,698  200,000
 8      53     2,578         0         0       0      10,972     13,025  200,000
 9      54     2,578         0         0       0      12,556     14,316  200,000
10      55     2,578         0         0       0      14,082     15,549  200,000

11      56     2,578         0         0       0      15,624     16,797  200,000
12      57     2,578         0         0       0      17,095     17,975  200,000
13      58     2,578         0         0       0      18,517     19,104  200,000
14      59     2,578         0         0       0      19,828     20,121  200,000
15      60     2,578         0         0       0      21,113     21,113  200,000
16      61     2,578         0         0       0      22,080     22,080  200,000
17      62     2,578         0         0       0      23,023     23,023  200,000
18      63     2,578         0         0       0      23,837     23,837  200,000
19      64     2,578         0         0       0      24,628     24,628  200,000
20      65     2,578         0         0       0      25,313     25,313  200,000

21      66     2,578         0         0       0      25,903     25,903  200,000
22      67     2,578         0         0       0      26,368     26,368  200,000
23      68     2,578         0         0       0      26,689     26,689  200,000
24      69     2,578         0         0       0      26,865     26,865  200,000
25      70     2,578         0         0       0      26,939     26,939  200,000
26      71     2,578         0         0       0      26,827     26,827  200,000
27      72     2,578         0         0       0      26,530     26,530  200,000
28      73     2,578         0         0       0      26,024     26,024  200,000
29      74     2,578         0         0       0      25,244     25,244  200,000
30      75     2,578         0         0       0      24,167     24,167  200,000

31      76     2,578         0         0       0      22,680     22,680  200,000
32      77     2,578         0         0       0      20,772     20,772  200,000
33      78     2,578         0         0       0      18,364     18,364  200,000
34      79     2,578         0         0       0      15,303     15,303  200,000
35      80     2,578         0         0       0      11,556     11,556  200,000
36      81     2,578         0         0       0       6,899     6,899   200,000
37      82     2,578         0         0       0       1,291     1,291   200,000
38      83     2,578         0         0       0       LAPSE     LAPSE    LAPSE
              ------
Total         97,964

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:01 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT 1  6%              MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE             INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                  MONY LIFE OF AMERICA                      SPECIFIED AMOUNT
                                                   DECLARED PREMIUMS

                                                               GUARANTEED CHARGES
                                           ----------------------------------------------------------
                                               0.00% (- 1.49% NET)             6.00% (4.46% NET)
                                           ----------------------------   ---------------------------
               (1)      (2)       (3)         (4)       (5)      (6)         (7)       (8)     (9)
END            NET    PREMIUM     NET        VALUE             BENEFIT      VALUE            BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----   --------   ---------   -----  --------
 1     46      2,578    2,707      0            27      1,698  200,000        149      1,819 200,000
 2     47      2,578    5,549      0         1,422      3,320  200,000      1,770      3,668 200,000
 3     48      2,578    8,534      0         1,966      4,899  200,000      2,648      5,581 200,000
 4     49      2,578   11,667      0         3,481      6,415  200,000      4,606      7,540 200,000
 5     50      2,578   14,957      0         4,911      7,844  200,000      6,589      9,523 200,000
 6     51      2,578   18,412      0         6,573      9,213  200,000      8,916     11,556 200,000
 7     52      2,578   22,040      0         8,152     10,499  200,000     11,274     13,620 200,000
 8     53      2,578   25,848      0         9,651     11,705  200,000     13,665     15,719 200,000
 9     54      2,578   29,848      0        11,071     12,832  200,000     16,094     17,854 200,000
10     55      2,578   34,047      0        12,414     13,881  200,000     18,563     20,030 200,000
Total         25,780

11     56      2,578   38,456      0        13,788     14,961  200,000     21,224     22,398 200,000
12     57      2,578   43,086      0        15,070     15,950  200,000     23,932     24,812 200,000
13     58      2,578   47,947      0        16,261     16,847  200,000     26,691     27,278 200,000
14     59      2,578   53,052      0        17,362     17,656  200,000     29,508     29,801 200,000
15     60      2,578   58,411      0        18,375     18,375  200,000     32,387     32,387 200,000
16     61      2,578   64,038      0        19,007     19,007  200,000     35,043     35,043 200,000
17     62      2,578   69,947      0        19,509     19,509  200,000     37,734     37,734 200,000
18     63      2,578   76,152      0        19,860     19,860  200,000     40,447     40,447 200,000
19     64      2,578   82,666      0        20,040     20,040  200,000     43,169     43,169 200,000
20     65      2,578   89,506      0        20,006     20,006  200,000     45,867     45,867 200,000
Total         51,560

21     66      2,578   96,688      0        19,766     19,766  200,000     48,564     48,564 200,000
22     67      2,578  104,230      0        19,280     19,288  200,000     51,232     51,232 200,000
23     68      2,578  112,148      0        18,549     18,549  200,000     53,857     53,857 200,000
24     69      2,578  120,462      0        17,545     17,545  200,000     56,445     56,445 200,000
25     70      2,578  129,192      0        16,248     16,248  200,000     58,983     58,983 200,000
26     71      2,578  138,359      0        14,609     14,609  200,000     61,442     61,442 200,000
27     72      2,578  147,984      0        12,527     12,527  200,000     63,757     63,757 200,000
28     73      2,578  158,090      0         9,920      9,920  200,000     65,877     65,877 200,000
29     74      2,578  168,701      0         6,627      6,627  200,000     67,702     67,702 200,000
30     75      2,578  179,843      0         2,519      2,519  200,000     69,155     69,155 200,000
Total         77,340

            CURRENT CHARGES
      ----------------------------
           6.00% (4.46% NET)
      ----------------------------
        (10)       (11)     (12)
END     VALUE             BENEFIT
 OF      ON        FUND   PAYABLE
YEAR  SURRENDER   VALUE   AT DEATH
----  ---------   -----   --------
 1        149      1,819  200,000
 2      2,108      4,005  200,000
 3      3,311      6,245  200,000
 4      5,538      8,471  200,000
 5      7,799     10,732  200,000
 6     10,254     12,894  200,000
 7     12,769     15,116  200,000
 8     15,370     17,423  200,000
 9     18,062     19,822  200,000
10     20,828     22,294  200,000
Total

11     23,789     24,963  200,000
12     26,834     27,714  200,000
13     29,991     30,578  200,000
14     33,204     33,498  200,000
15     36,563     36,563  200,000
16     39,782     39,782  200,000
17     43,165     43,165  200,000
18     46,626     46,626  200,000
19     50,268     50,268  200,000
20     54,030     54,030  200,000
Total

21     57,943     57,943  200,000
22     61,986     61,986  200,000
23     66,154     66,154  200,000
24     70,464     70,464  200,000
25     74,962     74,962  200,000
26     79,606     79,606  200,000
27     84,416     84,416  200,000
28     89,398     89,398  200,000
29     94,537     94,537  200,000
30     99,848     99,848  200,000
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at an anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                               GUARANTEED CHARGES
                                           ----------------------------------------------------------
                                               0.00% (- 1.49% NET)             6.00% (4.46% NET)
                                           ----------------------------   ---------------------------
               (1)      (2)       (3)         (4)       (5)      (6)         (7)       (8)     (9)
END            NET    PREMIUM     NET        VALUE             BENEFIT      VALUE            BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----   --------   ---------   -----  --------
31     76      2,578  191,542      0         LAPSE      LAPSE    LAPSE     70,134     70,134 200,000
32     77      2,578  203,826      0                                       70,542     70,542 200,000
33     78      2,578  216,725      0                                       70,296     70,296 200,000
34     79      2,578  230,268      0                                       69,246     69,246 200,000
35     80      2,578  244,488      0                                       67,228     67,228 200,000
36     81      2,578  259,419      0                                       63,986     63,986 200,000
37     82      2,578  275,097      0                                       59,183     59,183 200,000
38     83      2,578  291,559      0                                       52,314     52,314 200,000
39     84      2,578  308,844      0                                       42,695     42,695 200,000
40     85      2,578  326,993      0                                       29,464     29,464 200,000
Total        103,120

41     86      2,578  346,049      0                                       11,387     11,387 200,000
42     87      2,578  366,059      0                                        LAPSE     LAPSE    LAPSE
43     88      2,578  387,069      0
44     89      2,578  409,129      0
45     90      2,578  432,292      0
46     91      2,578  456,614      0
47     92      2,578  482,151      0
48     93      2,578  508,966      0
49     94      2,578  537,121      0
50     95      2,578  566,684      0
             -------
Total        128,900

            CURRENT CHARGES
      ----------------------------
           6.00% (4.46% NET)
      ----------------------------
        (10)       (11)     (12)
END     VALUE             BENEFIT
 OF      ON        FUND   PAYABLE
YEAR  SURRENDER   VALUE   AT DEATH
----  ---------   -----   --------
31    105,301     105,301 200,000
32    110,931     110,931 200,000
33    116,748     116,748 200,000
34    122,738     122,738 200,000
35    128,956     128,956 200,000
36    135,400     135,400 200,000
37    142,154     142,154 200,000
38    149,173     149,173 200,000
39    156,551     156,551 200,000
40    164,328     164,328 200,000
Total

41    172,661     172,661 200,000
42    181,797     181,797 200,000
43    192,079     192,079 201,683
44    203,015     203,015 213,166
45    214,291     214,291 225,006
46    225,877     225,877 237,171
47    238,153     238,153 247,679
48    251,237     251,237 258,774
49    265,284     265,284 270,590
50    280,467     280,467 283,272
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at an anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT 1               MONY EQUITYMASTER                           SPECIFIED AMOUNT = $200,000
6%                                      FLEXIBLE PREMIUM VARIABLE LIFE                         INITIAL DEATH BENEFIT =
FEMALE NON-SMOKER PREFERRED AGE 45                 TO AGE 95                                          SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00             MONY LIFE OF AMERICA
                                               DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                           6.00% (4.46% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     46     2,578         0         0       0          149        1,819    200,000
 2     47     2,578         0         0       0        2,108        4,005    200,000
 3     48     2,578         0         0       0        3,311        6,245    200,000
 4     49     2,578         0         0       0        5,538        8,471    200,000
 5     50     2,578         0         0       0        7,799       10,732    200,000
 6     51     2,578         0         0       0       10,254       12,894    200,000
 7     52     2,578         0         0       0       12,769       15,116    200,000
 8     53     2,578         0         0       0       15,370       17,423    200,000
 9     54     2,578         0         0       0       18,062       19,822    200,000
10     55     2,578         0         0       0       20,828       22,294    200,000
11     56     2,578         0         0       0       23,789       24,963    200,000
12     57     2,578         0         0       0       26,834       27,714    200,000
13     58     2,578         0         0       0       29,991       30,578    200,000
14     59     2,578         0         0       0       33,204       33,498    200,000
15     60     2,578         0         0       0       36,563       36,563    200,000
16     61     2,578         0         0       0       39,782       39,782    200,000
17     62     2,578         0         0       0       43,165       43,165    200,000
18     63     2,578         0         0       0       46,626       46,626    200,000
19     64     2,578         0         0       0       50,268       50,268    200,000
20     65     2,578         0         0       0       54,030       54,030    200,000
21     66     2,578         0         0       0       57,943       57,943    200,000
22     67     2,578         0         0       0       61,986       61,986    200,000
23     68     2,578         0         0       0       66,154       66,154    200,000
24     69     2,578         0         0       0       70,464       70,464    200,000
25     70     2,578         0         0       0       74,962       74,962    200,000
26     71     2,578         0         0       0       79,606       79,606    200,000
27     72     2,578         0         0       0       84,416       84,416    200,000
28     73     2,578         0         0       0       89,398       89,398    200,000
29     74     2,578         0         0       0       94,537       94,537    200,000
30     75     2,578         0         0       0       99,848       99,848    200,000
31     76     2,578         0         0       0      105,301      105,301    200,000
32     77     2,578         0         0       0      110,931      110,931    200,000
33     78     2,578         0         0       0      116,748      116,748    200,000
34     79     2,578         0         0       0      122,738      122,738    200,000
35     80     2,578         0         0       0      128,956      128,956    200,000
36     81     2,578         0         0       0      135,400      135,400    200,000
37     82     2,578         0         0       0      142,154      142,154    200,000
38     83     2,578         0         0       0      149,173      149,173    200,000
39     84     2,578         0         0       0      156,551      156,551    200,000
40     85     2,578         0         0       0      164,328      164,328    200,000
            -------
Total       123,520

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  5:02 pm                          PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                           6.00% (4.46% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     86     2,578         0         0       0      172,661      172,661    200,000
42     87     2,578         0         0       0      181,797      181,797    200,000
43     88     2,578         0         0       0      192,079      192,079    201,683
44     89     2,578         0         0       0      203,015      203,015    213,166
45     90     2,578         0         0       0      214,291      214,291    225,006
46     91     2,578         0         0       0      225,877      225,877    237,171
47     92     2,578         0         0       0      238,153      238,153    247,679
48     93     2,578         0         0       0      251,237      251,237    258,774
49     94     2,578         0         0       0      265,284      265,284    270,590
50     95     2,578         0         0       0      280,467      280,467    283,272
            -------
Total       128,900

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  5:02 pm                          PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                               STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT 1  12%               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE              INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                            SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (- 1.49% NET)             12.00% (- 10.42% NET)
                                             -----------------------------   --------------------------------
                (1)      (2)        (3)         (4)        (5)      (6)         (7)         (8)        (9)
 END            NET    PREMIUM      NET        VALUE              BENEFIT      VALUE                 BENEFIT
 OF           ANNUAL   ACCUM'D    LOANS/        ON        FUND    PAYABLE       ON         FUND      PAYABLE
YEAR    AGE   OUTLAY    AT 5%    SURRENDER   SURRENDER    VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----    ---   ------   -------   ---------   ---------    -----   --------   ---------     -----    --------
 1      46      2,578   2,707        0             27      1,698  200,000         270        1,940    200,000
 2      47      2,578   5,549        0          1,422      1,422  200,000       2,133        4.031    200,000
 3      48      2,578   8,534        0          1,966      4,899  200,000       3,388        6,322    200,000
 4      49      2,578  11,667        0          3,481      6,415  200,000       5,878        8,812    200,000
 5      50      2,578  14,957        0          4,911      7,844  200,000       8,566       11,499    200,000
 6      51      2,578  18,412        0          6,573      9,213  200,000      11,791       14,431    200,000
 7      52      2,578  22,040        0          8,152     10,499  200,000      15,266       17,612    200,000
 8      53      2,578  25,848        0          9,651     11,705  200,000      19,019       21,213    200,000
 9      54      2,578  29,848        0         11,071     12,832  200,000      23,086       24,846    200,000
10      55      2,578  34,047        0         12,414     13,881  200,000      27,502       28,968    200,000
Total          25,780

11      56      2,578  38,456        0         13,788     14,961  200,000      32,589       33,689    200,000
12      57      2,578  43,086        0         15,070     15,950  200,000      37,878       37,998    200,000
13      58      2,578  47,947        0         16,261     16,847  200,000      44,006       44,593    200,000
14      59      2,578  53,052        0         17,362     17,656  200,000      50,610       50,904    200,000
15      60      2,578  58,411        0         18,375     18,373  200,000      57,886       57,886    200,000
16      61      2,578  64,038        0         19,007     19,007  200,000      65,627       65,627    200,000
17      62      2,578  69,947        0         19,509     19,509  200,000      74,192       74,192    200,000
18      63      2,578  76,152        0         19,860     19,860  200,000      83,677       83,677    200,000
19      64      2,578  82,666        0         20,040     20,040  200,000      94,197       94,197    200,000
20      65      2,578  89,506        0         20,006     20,006  200,000     105,874      105,874    200,000
Total          51,560

21      66      2,578  96,688        0         19,766     19,766  200,000     118,917      118,917    200,000
22      67      2,578 104,230        0         19,288     19,288  200,000     133,486      133,486    200,000
23      68      2,578 112,148        0         18,549     18,549  200,000     149,810      149,810    200,000
24      69      2,578 120,462        0         17,545     17,545  200,000     168,162      168,162    200,000
25      70      2,578 129,192        0         16,248     16,248  200,000     188,706      188,706    218,899
26      71      2,578 138,359        0         14,609     14,609  200,000     211,422      211,422    243,135
27      72      2,578 147,984        0         12,527     12,527  200,000     236,581      236,581    267,336
28      73      2,578 158,090        0          9,920      9,920  200,000     264,462      264,462    293,553
29      74      2,578 168,701        0          6,627      6,627  200,000     295,379      295,379    321,963
30      75      2,578 179,843        0          2,519      2,519  200,000     329,703      329,703    352,782
Total          77,340

          CURRENT CHARGES
       ---------------------
            12.00% (- 10.42% NET)
       --------------------------------
         (10)        (11)       (12)
 END     VALUE                 BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
 1          270        1,940    200,000
 2        2,481        4,378    200,000
 3        4,092        7,025    200,000
 4        6,899        9,833    200,000
 5        9,936       12,869    200,000
 6       13,380       16,020    200,000
 7       17,467       19,467    200,000
 8       21,213       23,266    200,000
 9       25,697       27,457    200,000
10       30,595       32,061    200,000
Total

11       36,137       37,310    200,000
12       42,224       43,104    200,000
13       48,944       49,531    200,000
14       56,318       56,611    200,000
15       64,500       64,500    200,000
16       73,295       73,295    200,000
17       83,105       83,105    200,000
18       93,979       93,979    200,000
19      106,124      106,124    200,000
20      119,649      119,649    200,000
Total

21      134,774      134,774    200,000
22      151,667      151,667    200,000
23      170,562      170,562    201,263
24      191,590      191,590    224,160
25      214,884      214,884    249,266
26      240,674      240,674    276,776
27      269,271      269,271    304,276
28      300,993      300,993    334,102
29      336,191      336,191    366,448
30      375,275      375,275    401,545
Total

    Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (- 1.49% NET)             12.00% (- 10.42% NET)
                                             -----------------------------   --------------------------------
                (1)      (2)        (3)         (4)        (5)      (6)         (7)         (8)        (9)
 END            NET    PREMIUM      NET        VALUE              BENEFIT      VALUE                 BENEFIT
 OF           ANNUAL   ACCUM'D    LOANS/        ON        FUND    PAYABLE       ON         FUND      PAYABLE
YEAR    AGE   OUTLAY    AT 5%    SURRENDER   SURRENDER    VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----    ---   ------   -------   ---------   ---------    -----   --------   ---------     -----    --------
31      76      2,578  191,542       0        LAPSE       LAPSE    LAPSE       367,868     367,868    386,262
32      77      2,578  203,826       0                                         410,040     410,040    430,542
33      78      2,578  216,725       0                                         456,622     456,622    479,453
34      79      2,578  230,268       0                                         508,044     508,044    533,447
35      80      2,578  244,488       0                                         564,780     564,780    593,019
36      81      2,578  259,419       0                                         627,330     627,330    658,697
37      82      2,578  275,097       0                                         696,232     696,232    731,044
38      83      2,578  291,559       0                                         772,041     772,041    810,643
39      84      2,578  308,844       0                                         855,342     855,342    898,109
40      85      2,578  326,993       0                                         946,761     946,761    994,099
Total         103,120
41      86      2,578  346,049       0                                       1,046,950   1,046,950  1,099,297
42      87      2,578  366,059       0                                       1,156,604   1,156,604  1,214,434
43      88      2,578  387,069       0                                       1,276,428   1,276,428  1,340,250
44      89      2,578  409,129       0                                       1,407,182   1,407,182  1,477,541
45      90      2,578  432,292       0                                       1,549,595   1,549,595  1,627,075
46      91      2,578  456,614       0                                       1,704,432   1,704,432  1,789,653
47      92      2,578  482,151       0                                       1,876,722   1,876,722  1,951,791
48      93      2,578  508,966       0                                       2,069,385   2,069,385  2,131,467
49      94      2,578  537,121       0                                       2,286,064   2,286,064  2,331,785
50      95      2,578  566,684       0                                       2,531,422   2,531,422  2,556,736
              -------
Total         128,900

          CURRENT CHARGES
       ---------------------
            12.00% (- 10.42% NET)
       --------------------------------
         (10)        (11)       (12)
 END     VALUE                 BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
31       418,700     418,700    439,635
32       466,785     466,785    490,124
33       520,016     520,016    546,017
34       578,915     578,915    607,860
35       644,072     644,072    676,275
36       716,106     716,106    751,912
37       795,730     795,730    835,517
38       883,618     883,618    927,799
39       980,564     980,564  1,029,592
40     1,087,310   1,087,310  1,141,676
Total
41     1,204,684   1,204,684  1,264,919
42     1,333,568   1,333,568  1,400,246
43     1,474,873   1,474,873  1,548,617
44     1,629,899   1,629,899  1,711,394
45     1,799,772   1,799,772  1,889,761
46     1,985,522   1,985,522  2,084,798
47     2,192,001   2,192,001  2,279,682
48     2,422,361   2,422,361  2,495,032
49     2,680,521   2,680,521  2,734,131
50     2,971,114   2,971,114  3,000,825
Total

    Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                    ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT  1  12%             MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE             INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                           SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
 1      46     2,578         0         0       0          270        1,940     200,000
 2      47     2,578         0         0       0        2,481        4,378     200,000
 3      48     2,578         0         0       0        4,092        7,025     200,000
 4      49     2,578         0         0       0        6,899        9,833     200,000
 5      50     2,578         0         0       0        9,936       12,869     200,000
 6      51     2,578         0         0       0       13,380       16,020     200,000
 7      52     2,578         0         0       0       17,121       19,467     200,000
 8      53     2,578         0         0       0       21,213       23,266     200,000
 9      54     2,578         0         0       0       25,697       27,457     200,000
10      55     2,578         0         0       0       30,595       32,061     200,000
11      56     2,578         0         0       0       36,137       37,310     200,000
12      57     2,578         0         0       0       42,226       43,104     200,000
13      58     2,578         0         0       0       48,944       49,531     200,000
14      59     2,578         0         0       0       56,318       56,611     200,000
15      60     2,578         0         0       0       64,500       64,500     200,000
16      61     2,578         0         0       0       73,295       73,295     200,000
17      62     2,578         0         0       0       83,105       83,105     200,000
18      63     2,578         0         0       0       93,979       93,979     200,000
19      64     2,578         0         0       0      106,124      106,124     200,000
20      65     2,578         0         0       0      119,649      119,649     200,000
21      66     2,578         0         0       0      134,774      134,774     200,000
22      67     2,578         0         0       0      151,667      151,667     200,000
23      68     2,578         0         0       0      170,562      170,562     201,263
24      69     2,578         0         0       0      191,590      191,590     224,160
25      70     2,578         0         0       0      214,884      214,884     249,266
26      71     2,578         0         0       0      240,676      240,674     276,776
27      72     2,578         0         0       0      269,271      269,271     304,276
28      73     2,578         0         0       0      300,993      300,993     334,102
29      74     2,578         0         0       0      336,191      336,191     366,448
30      75     2,578         0         0       0      375,275      375,275     401,545
31      76     2,578         0         0       0      418,700      418,700     439,635
32      77     2,578         0         0       0      466,785      466,785     490,124
33      78     2,578         0         0       0      520,016      520,016     546,017
34      79     2,578         0         0       0      578,915      578,915     607,860
35      80     2,578         0         0       0      644,072      644,072     676,275
36      81     2,578         0         0       0      716,106      716,106     751,912
37      82     2,578         0         0       0      795,730      795,730     835,517
38      83     2,578         0         0       0      883,618      883,618     927,799
39      84     2,578         0         0       0      980,564      980,564   1,029,592
40      85     2,578         0         0       0    1,087,310    1,087,310   1,141,676
             -------
Total        103,120

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:03 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------

41      86     2,578         0         0       0     1,204,684   1,204,684   1,284,919
42      87     2,578         0         0       0     1,333,568   1,333,568   1,400,246
43      88     2,578         0         0       0     1,474,873   1,474,873   1,548,617
44      89     2,578         0         0       0     1,629,899   1,629,899   1,711,394
45      90     2,578         0         0       0     1,799,772   1,799,772   1,889,761
46      91     2,578         0         0       0     1,985,522   1,985,522   2,084,798
47      92     2,578         0         0       0     2,192,001   2,192,001   2,279,682
48      93     2,578         0         0       0     2,422,361   2,422,361   2,495,032
49      94     2,578         0         0       0     2,680,521   2,680,521   2,734,131
50      95     2,578         0         0       0     2,971,114   2,971,114   3,000,825
             -------
Total        128,900

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:03 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  0%                      MONY EQUITYMASTER                 SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                   TO AGE 95                                SPECIFIED AMOUNT
                                                             MONY LIFE OF AMERICA
                                                               DECLARED PREMIUMS

                                                                GUARANTEED CHARGES
                                           -------------------------------------------------------------
                                                0.00% (- 1.49% NET)             0.00% (- 1.49% NET)
                                           -----------------------------   -----------------------------
               (1)      (2)       (3)         (4)        (5)      (6)         (7)        (8)      (9)
END            NET    PREMIUM     NET        VALUE              BENEFIT      VALUE              BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER    VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ------   -------  ---------   ---------    -----   --------   ---------    -----   --------
 1     46      4,162    4,370      0            573      2,655  200,000         573      2,655  200,000
 2     47      4,162    8,959      0          2,572      5,023  200,000       2,572      5,023  200,000
 3     48      4,162   13,777      0          3,136      7,258  200,000       3,186      7,258  200,000
 4     49      4,162   18,836      0          5,218      9,339  200,000       5,218      9,339  200,000
 5     50      4,162   24,148      0          7,151     11,272  200,000       7,151     11,272  200,000
 6     51      4,162   29,725      0          9,350     13,060  200,000       9,350     13,060  200,000
 7     52      4,162   35,581      0         11,386     14,684  200,000      11,386     14,684  200,000
 8     53      4,162   41,731      0         13,219     16,104  200,000      13,219     16,104  200,000
 9     54      4,162   48,187      0         14,850     17,323  200,000      14,850     17,323  200,000
10     55      4,162   54,967      0         16,242     18,303  200,000      16,242     18,303  200,000
Total         41,620

11     56      4,162   62,085      0         17,604     19,253  200,000      17,604     19,253  200,000
12     57      4,162   69,559      0         18,714     19,951  200,000      18,714     19,951  200,000
13     58      4,162   77,408      0         19,551     20,375  200,000      19,551     20,375  200,000
14     59      4,162   85,648      0         20,092     20,504  200,000      20,092     20,504  200,000
15     60      4,162   94,300      0         20,336     20,336  200,000      20,336     20,336  200,000
16     61      4,162  103,386      0         19,843     19,843  200,000      19,843     19,843  200,000
17     62      4,162  112,925      0         18,957     18,957  200,000      18,957     18,957  200,000
18     63      4,162  122,941      0         17,624     17,624  200,000      17,624     17,624  200,000
19     64      4,162  133,459      0         15,785     15,785  200,000      15,785     15,785  200,000
20     65      4,162  144,502      0         13,354     13,354  200,000      13,354     13,354  200,000
Total         83,240

21     66      4,162  156,097      0         10,320     10,320  200,000      10,320     10,320  200,000
22     67      4,162  168,272      0          6,561      6,561  200,000       6,561      6,561  200,000
23     68      4,162  181,055      0          1,981      1,981  200,000       1,981      1,981  200,000
24     69      4,162  194,478      0        LAPSE       LAPSE    LAPSE      LAPSE       LAPSE    LAPSE
25     70      4,162  208,572      0
26     71      4,162  223,371      0
27     72      4,162  238,910      0
28     73      4,162  255,225      0
29     74      4,162  272,356      0
             -------
Total        120,698

             CURRENT CHARGES
      -----------------------------
           0.00% (- 1.49% NET)
      -----------------------------
        (10)       (11)      (12)
END     VALUE              BENEFIT
 OF      ON        FUND    PAYABLE
YEAR  SURRENDER    VALUE   AT DEATH
----  ---------    -----   --------
 1         573      2,655  200,000
 2       3,036      5,486  200,000
 3       4,030      8,151  200,000
 4       6,511     10,632  200,000
 5       8,859     12,980  200,000
 6      11,467     15,176  200,000
 7      13,928     17,225  200,000
 8      16,289     19,174  200,000
 9      18,510     20,983  200,000
10      20,573     22,634  200,000
Total

11      22,566     24,214  200,000
12      24,395     25,631  200,000
13      25,877     26,701  200,000
14      27,220     27,632  200,000
15      28,364     28,364  200,000
16      28,898     28,898  200,000
17      29,131     29,131  200,000
18      29,041     29,041  200,000
19      28,624     28,624  200,000
20      27,935     27,935  200,000
Total

21      26,992     26,992  200,000
22      25,721     25,721  200,000
23      24,051     24,051  200,000
24      21,837     21,837  200,000
25      18,904     18,904  200,000
26      15,254     15,254  200,000
27      10,680     10,680  200,000
28       5,180      5,180  200,000
29     LAPSE       LAPSE    LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.88           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:03 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                          ALLOCATION OF VALUES

FOR: MALE 45 STANDARD SMOKER DE OPT 1  0%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON       FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
 1     46     4,162         0         0       0         573      2,655  200,000
 2     47     4,162         0         0       0       3,036      5,486  200,000
 3     48     4,162         0         0       0       4,030      8,151  200,000
 4     49     4,162         0         0       0       6,511     10,632  200,000
 5     50     4,162         0         0       0       8,859     12,980  200,000
 6     51     4,162         0         0       0      11,467     15,176  200,000
 7     52     4,162         0         0       0      13,928     17,225  200,000
 8     53     4,162         0         0       0      16,289     19,174  200,000
 9     54     4,162         0         0       0      18,510     20,983  200,000
10     55     4,162         0         0       0      20,573     22,634  200,000

11     56     4,162         0         0       0      22,566     24,214  200,000
12     57     4,162         0         0       0      24,395     25,631  200,000
13     58     4,162         0         0       0      25,877     26,701  200,000
14     59     4,162         0         0       0      27,220     27,632  200,000
15     60     4,162         0         0       0      28,364     28,364  200,000
16     61     4,162         0         0       0      28,898     28,898  200,000
17     62     4,162         0         0       0      29,131     29,131  200,000
18     63     4,162         0         0       0      29,041     29,041  200,000
19     64     4,162         0         0       0      28,624     28,624  200,000
20     65     4,162         0         0       0      27,935     27,935  200,000

21     66     4,162         0         0       0      26,992     26,992  200,000
22     67     4,162         0         0       0      25,721     25,721  200,000
23     68     4,162         0         0       0      24,051     24,051  200,000
24     69     4,162         0         0       0      21,837     21,837  200,000
25     70     4,162         0         0       0      18,904     18,904  200,000
26     71     4,162         0         0       0      15,254     15,254  200,000
27     72     4,162         0         0       0      10,680     10,680  200,000
28     73     4,162         0         0       0       5,180      5,180  200,000
29     74     4,162         0         0       0       LAPSE      LAPSE    LAPSE
             -------
Total        120,698

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:03 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                        STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  6%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                              GUARANTEED CHARGES
                                           ---------------------------------------------------------
                                               0.00% (-1.49% NET)             6.00% (4.46% NET)
                                           ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)       (5)     (6)         (7)       (8)     (9)
END            NET    PREMIUM     NET        VALUE            BENEFIT      VALUE            BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------
 1     46      4,162    4,370      0           373      2,655 200,000        766      2,848 200,000
 2     47      4,162    8,959      0         2,572      5,023 200,000      3,120      5,570 200,000
 3     48      4,162   13,777      0         3,136      7,258 200,000      4,195      8,316 200,000
 4     49      4,162   18,836      0         5,218      9,339 200,000      6,945     11,066 200,000
 5     50      4,162   24,148      0         7,151     11,272 200,000      9,704     13,825 200,000
 6     51      4,162   29,725      0         9,350     13,060 200,000     12,889     16,598 200,000
 7     52      4,162   35,581      0        11,386     14,684 200,000     16,070     19,367 200,000
 8     53      4,162   41,731      0        13,219     16,104 200,000     19,208     22,093 200,000
 9     54      4,162   48,187      0        14,850     17,323 200,000     22,306     24,779 200,000
10     55      4,162   54,967      0        16,242     18,303 200,000     25,326     27,387 200,000
Total         41,620

11     56      4,162   62,085      0        17,604     19,253 200,000     28,537     30,186 200,000
12     57      4,162   69,559      0        18,714     19,951 200,000     31,685     32,922 200,000
13     58      4,162   77,408      0        19,551     20,375 200,000     34,753     35,578 200,000
14     59      4,162   85,648      0        20,092     20,504 200,000     37,724     38,137 200,000
15     60      4,162   94,300      0        20,336     20,336 200,000     40,601     40,601 200,000
16     61      4,162  103,386      0        19,843     19,843 200,000     42,952     42,952 200,000
17     62      4,162  112,925      0        18,957     18,957 200,000     45,135     45,135 200,000
18     63      4,162  122,941      0        17,624     17,624 200,000     47,106     47,106 200,000
19     64      4,162  133,459      0        15,785     15,785 200,000     48,822     48,822 200,000
20     65      4,162  144,502      0        13,354     13,354 200,000     50,216     50,216 200,000
Total         83,240

21     66      4,162  156,097      0        10,320     10,320 200,000     51,304     51,304 200,000
22     67      4,162  168,272      0         6,561      6,561 200,000     51,976     51,976 200,000
23     68      4,162  181,055      0         1,981      1,981 200,000     52,162     52,162 200,000
24     69      4,162  194,478      0         LAPSE      LAPSE   LAPSE     51,835     51,835 200,000
25     70      4,162  208,572      0                                      50,866     50,866 200,000
26     71      4,162  223,371      0                                      49,107     49,107 200,000
27     72      4,162  238,910      0                                      46,396     46,396 200,000
28     73      4,162  255,225      0                                      42,461     42,461 200,000
29     74      4,162  272,356      0                                      37,007     37,007 200,000
30     75      4,162  290,344      0                                      29,682     29,682 200,000
Total        124,860

             CURRENT CHARGES
      -----------------------------
            6.00% (4.46% NET)
      -----------------------------
        (10)                 (12)
END     VALUE      (11)    BENEFIT
 OF      ON        FUND    PAYABLE
YEAR  SURRENDER    VALUE   AT DEATH
----  ---------    -----   --------
 1         766      2,848  200,000
 2       3,597      6,048  200,000
 3       5,143      9,264  200,000
 4       8,359     12,481  200,000
 5      11,626     15,747  200,000
 6      15,339     19,049  200,000
 7      19,095     22,392  200,000
 8      22,941     25,826  200,000
 9      26,846     29,319  200,000
10      30,796     32,857  200,000
Tota
11      34,955     36,604  200,000
12      39,189     40,425  200,000
13      43,336     44,161  200,000
14      47,596     48,008  200,000
15      51,926     51,926  200,000
16      55,930     55,930  200,000
17      59,949     59,949  200,000
18      63,980     63,980  200,000
19      68,043     68,043  200,000
20      72,202     72,202  200,000
Tota
21      76,522     76,522  200,000
22      80,959     80,959  200,000
23      85,495     85,495  200,000
24      90,076     90,076  200,000
25      94,640     94,640  200,000
26      99,248     99,248  200,000
27     103,852    103,852  200,000
28     108,528    108,528  200,000
29     113,234    113,234  200,000
30     117,960    117,960  200,000
Tota

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                               GUARANTEED CHARGES
                                           -----------------------------------------------------------
                                                0.00% (-1.49% NET)             6.00% (4.46% NET)
                                           ----------------------------   ----------------------------
               (1)      (2)       (3)         (4)       (5)      (6)         (7)       (8)      (9)
END            NET    PREMIUM     NET        VALUE             BENEFIT      VALUE             BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND   PAYABLE       ON        FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ------   -------  ---------   ---------   -----   --------   ---------   -----   --------
31     76      4,162  309,232      0                                       19,952     19,952  200,000
32     77      4,162  329,063      0                                        7,238      7,238  200,000
33     78      4,162  349,887      0                                       LAPSE      LAPSE    LAPSE
34     79      4,162  371,751      0
35     80      4,162  394,709      0
36     81      4,162  418,814      0
37     82      4,162  444,125      0
38     83      4,162  470,701      0
39     84      4,162  498,607      0
40     85      4,162  527,907      0
Total        166,480

41     86      4,162  558,673      0
42     87      4,162  590,976      0
43     88      4,162  624,895      0
44     89      4,162  660,510      0
45     90      4,162  697,906      0
46     91      4,162  737,171      0
47     92      4,162  778,400      0
48     93      4,162  821,690      0
49     94      4,162  867,144      0
50     95      4,162  914,872      0
             -------
Total        208,100

             CURRENT CHARGES
      -----------------------------
            6.00% (4.46% NET)
      -----------------------------
        (10)       (11)      (12)
END     VALUE              BENEFIT
 OF      ON        FUND    PAYABLE
YEAR  SURRENDER    VALUE   AT DEATH
----  ---------    -----   --------
31     122,834    122,834  200,000
32     127,784    127,784  200,000
33     132,820    132,820  200,000
34     137,470    137,470  200,000
35     142,146    142,146  200,000
36     146,991    146,991  200,000
37     152,021    152,021  200,000
38     157,902    157,902  200,000
39     164,507    164,507  200,000
40     172,054    172,054  200,000
Total

41     180,995    180,995  200,000
42     191,867    191,867  201,460
43     203,527    203,527  213,704
44     215,470    215,470  226,243
45     227,678    227,678  239,062
46     240,096    240,096  252,100
47     253,429    253,429  263,566
48     267,859    267,859  275,895
49     283,596    283,596  289,268
50     300,893    300,893  303,902
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUE

FOR: MALE 45 STANDARD SMOKER DB OPT 1  6%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
 1     46     4,162         0         0       0          766      2,848   200,000
 2     47     4,162         0         0       0        3,597      6,048   200,000
 3     48     4,162         0         0       0        5,143      9,264   200,000
 4     49     4,162         0         0       0        8,359     12,481   200,000
 5     50     4,162         0         0       0       11,626     15,747   200,000
 6     51     4,162         0         0       0       15,339     19,049   200,000
 7     52     4,162         0         0       0       19,095     22,392   200,000
 8     53     4,162         0         0       0       22,941     25,826   200,000
 9     54     4,162         0         0       0       26,846     29,319   200,000
10     55     4,162         0         0       0       30,796     32,857   200,000

11     56     4,162         0         0       0       34,955     36,604   200,000
12     57     4,162         0         0       0       39,189     40,425   200,000
13     58     4,162         0         0       0       43,336     44,161   200,000
14     59     4,162         0         0       0       47,596     48,008   200,000
15     60     4,162         0         0       0       51,926     51,926   200,000
16     61     4,162         0         0       0       55,930     55,930   200,000
17     62     4,162         0         0       0       59,949     59,949   200,000
18     63     4,162         0         0       0       63,980     63,980   200,000
19     64     4,162         0         0       0       68,043     68,043   200,000
20     65     4,162         0         0       0       72,202     72,202   200,000

21     66     4,162         0         0       0       76,522     76,522   200,000
22     67     4,162         0         0       0       80,959     80,959   200,000
23     68     4,162         0         0       0       85,495     85,495   200,000
24     69     4,162         0         0       0       90,076     90,076   200,000
25     70     4,162         0         0       0       94,640     94,640   200,000
26     71     4,162         0         0       0       99,248     99,248   200,000
27     72     4,162         0         0       0      103,852    103,852   200,000
28     73     4,162         0         0       0      108,528    108,528   200,000
29     74     4,162         0         0       0      113,234    113,234   200,000
30     75     4,162         0         0       0      117,960    117,960   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
31     76     4,162         0         0       0      122,834    112,834   200,000
32     77     4,162         0         0       0      127,784    112,784   200,000
33     78     4,162         0         0       0      132,820    132,820   200,000
34     79     4,162         0         0       0      137,470    137,470   200,000
35     80     4,162         0         0       0      142,146    142,146   200,000
36     81     4,162         0         0       0      146,991    146,991   200,000
37     82     4,162         0         0       0      152,021    152,021   200,000
38     83     4,162         0         0       0      157,902    157,902   200,000
39     84     4,162         0         0       0      164,507    164,507   200,000
40     85     4,162         0         0       0      172,054    172,054   200,000
             -------
Total        166,480

41     86     4,162         0         0       0      180,995    180,995   200,000
42     87     4,162         0         0       0      191,867    191,867   201,460
43     88     4,162         0         0       0      203,527    203,527   213,704
44     89     4,162         0         0       0      215,470    215,470   226,243
45     90     4,162         0         0       0      227,678    227,678   239,062
46     91     4,162         0         0       0      240,096    240,096   252,100
47     92     4,162         0         0       0      253,429    253,429   263,566
48     93     4,162         0         0       0      267,859    267,859   275,895
49     94     4,162         0         0       0      283,596    283,596   289,268
50     95     4,162         0         0       0      300,893    300,893   303,902
             -------
Total        208,100

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  12%             MONY EQUITYMASTER                             SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                          INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                      MONY LIFE OF AMERICA                                      SPECIFIED AMOUNT
                                                       DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (-1.49% NET)             12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)      (5)     (6)          (7)         (8)        (9)
END            NET    PREMIUM     NET        VALUE            BENEFIT      VALUE                 BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
 1     46      4,162    4,370      0           573      2,655 200,000         960        3,042    200,000
 2     47      4,162    8,959      0         2,572      5,023 200,000       3,691        6,142    200,000
 3     48      4,162   13,777      0         3,136      7,258 200,000       5,347        9,468    200,000
 4     49      4,162   18,836      0         5,218      9,339 200,000       8,904       13,026    200,000
 5     50      4,162   24,148      0         7,151     11,272 200,000      12,725       16,846    200,000
 6     51      4,162   29,725      0         9,350     13,060 200,000      17,257       20,966    200,000
 7     52      4,162   35,581      0        11,386     14,684 200,000      22,106       25,403    200,000
 8     53      4,162   41,731      0        13,219     16,104 200,000      27,273       30,158    200,000
 9     54      4,162   48,187      0        14,850     17,323 200,000      32,807       35,280    200,000
10     55      4,162   54,967      0        16,242     18,303 200,000      38,722       40,783    200,000
Total         41,620

11     56      4,162   62,085      0        17,604     19,253 200,000      45,434       47,083    200,000
12     57      4,162   69,559      0        18,714     19,951 200,000      52,717       53,954    200,000
13     58      4,162   77,408      0        19,551     20,375 200,000      60,648       61,472    200,000
14     59      4,162   85,648      0        20,092     20,504 200,000      69,317       69,729    200,000
15     60      4,162   94,300      0        20,336     20,336 200,000      78,853       78,853    200,000
16     61      4,162  103,386      0        19,843     19,843 200,000      88,978       88,978    200,000
17     62      4,162  112,925      0        18,957     18,957 200,000     100,237      100,237    200,000
18     63      4,162  122,941      0        17,624     17,624 200,000     112,817      112,817    200,000
19     64      4,162  133,459      0        15,785     15,785 200,000     126,948      126,948    200,000
20     65      4,162  114,502      0        13,354     13,354 200,000     142,908      142,908    200,000
Total         83,240

21     66      4,162  156,097      0        10,320     10,320 200,000     161,147      161,147    200,000
22     67      4,162  168,272      0         6,561      6,561 200,000     181,799      181,799    216,341
23     68      4,162  181,055      0         1,981      1,981 200,000     204,513      204,513    241,326
24     69      4,162  194,478      0         LAPSE      LAPSE   LAPSE     229,486      229,486    268,499
25     70      4,162  208,572      0                                      256,936      256,936    298,046
26     71      4,162  223,371      0                                      287,105      287,105    330,171
27     72      4,162  238,910      0                                      320,462      320,462    362,122
28     73      4,162  255,225      0                                      357,400      357,400    396,714
29     74      4,162  272,356      0                                      398,397      398,397    434,253
30     75      4,162  290,344      0                                      444,031      444,031    475,113
Total        124,860

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
        (10)        (11)       (12)
END     VALUE                 BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
 1         960        3,042    200,000
 2       4,183        6,633    200,000
 3       6,351       10,472    200,000
 4      10,447       14,568    200,000
 5      14,881       19,003    200,000
 6      20,088       23,797    200,000
 7      25,702       28,999    200,000
 8      31,820       34,705    200,000
 9      38,464       40,937    200,000
10      45,683       47,744    200,000
Total

11      53,821       55,470    200,000
12      62,765       64,001    200,000
13      72,483       73,308    200,000
14      83,267       83,680    200,000
15      95,230       95,230    200,000
16     108,138      108,138    200,000
17     122,562      122,562    200,000
18     138,746      138,746    200,000
19     156,992      156,992    200,000
20     177,515      177,515    216,568
Total

21     200,293      200,293    240,352
22     225,419      225,419    268,248
23     253,123      253,123    298,685
24     283,646      283,646    331,865
25     317,241      317,241    368,000
26     354,247      354,247    407,385
27     395,165      395,165    446,536
28     440,512      440,512    488,969
29     490,830      490,830    535,005
30     546,774      546,774    585,048
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                   GUARANTEED CHARGES
                                           -------------------------------------------------------------------
                                                 0.00% (- 1.49% NET)                12.00% (10.42% NET)
                                           --------------------------------   --------------------------------
               (1)      (2)       (3)         (4)         (5)        (6)         (7)         (8)        (9)
END            NET    PREMIUM     NET        VALUE                 BENEFIT      VALUE                 BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON         FUND      PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER     VALUE    AT DEATH    SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------     -----    --------    ---------     -----    --------
31     76      4,162  309,232      0                                           494,985      494,985    519,734
32     77      4,162  329,063      0                                           551,063      551,063    578,617
33     78      4,162  349,887      0                                           612,750      612,750    643,388
34     79      4,162  371,751      0                                           680,580      680,580    714,609
35     80      4,162  394,709      0                                           755,119      755,119    792,875
36     81      4,162  418,814      0                                           836,961      836,961    878,810
37     82      4,162  444,125      0                                           926,746      926,746    973,083
38     83      4,162  470,701      0                                          1,025,122   1,025,122  1,076,378
39     84      4,162  498,607      0                                          1,132,771   1,132,771  1,189,410
40     85      4,162  527,907      0                                          1,250,435   1,250,435  1,312,956
             -------
Total        166,480

41     86      4,162  558,673      0                                          1,378,916   1,378,916  1,447,861
42     87      4,162  590,976      0                                          1,519,102   1,519,102  1,595,057
43     88      4,162  624,895      0                                          1,671,954   1,671,954  1,755,552
44     89      4,162  660,510      0                                          1,838,358   1,838,358  1,930,276
45     90      4,162  697,906      0                                          2,019,364   2,019,364  2,120,332
46     91      4,162  737,171      0                                          2,216,060   2,216,060  2,326,863
47     92      4,162  778,400      0                                          2,436,327   2,436,327  2,533,780
48     93      4,162  821,690      0                                          2,684,138   2,684,138  2,764,663
49     94      4,162  867,144      0                                          2,964,133   2,964,133  3,023,416
50     95      4,162  914,872      0                                          3,282,329   3,282,329  3,315,152
             -------
Total        208,100

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
        (10)                   (12)
END     VALUE       (11)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
31     609,180      609,180    639,639
32     677,986      677,986    711,885
33     753,785      753,785    791,474
34     836,901      836,901    878,746
35     928,188      928,188    974,598
36    1,028,413   1,028,413  1,079,834
37    1,138,252   1,138,252  1,195,164
38    1,259,189   1,259,189  1,322,149
39    1,391,761   1.301,761  1,461,349
40    1,536,790   1,536,790  1,613,629
Total

41    1,695,378   1,695,378  1,780,146
42    1,868,356   1,868,356  1,961,773
43    2,056,970   2,056,970  2,159,818
44    2,262,325   2,262,325  2,375,441
45    2,485,627   2,485,627  2,609,908
46    2,727,707   2,727,707  2,864,092
47    2,998,404   2,998,404  3,118,340
48    3,302,730   3,302,730  3,401,812
49    3,646,756   3,646,756  3,719,691
50    4,037,926   4,037,926  4,078,306
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           ALLOCATION OF VALUES

FOR: MALE 45 STANDARD SMOKER DB OPT 1  12%                  MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                           MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
 1      46     4,162         0         0       0          960        3,042     200,000
 2      47     4,162         0         0       0        4,183        6,633     200,000
 3      48     4,162         0         0       0        6,351       10,472     200,000
 4      49     4,162         0         0       0       10,447       14,568     200,000
 5      50     4,162         0         0       0       14,881       19,003     200,000
 6      51     4,162         0         0       0       20,088       23,797     200,000
 7      52     4,162         0         0       0       25,702       28,999     200,000
 8      53     4,162         0         0       0       31,820       34,705     200,000
 9      54     4,162         0         0       0       38,464       40,937     200,000
10      55     4,162         0         0       0       45,683       47,744     200,000

11      56     4,162         0         0       0       53,821       55,470     200,000
12      57     4,162         0         0       0       62,765       64,001     200,000
13      58     4,162         0         0       0       72,483       73,308     200,000
14      59     4,162         0         0       0       83,267       83,680     200,000
15      60     4,162         0         0       0       95,230       95,230     200,000
16      61     4,162         0         0       0      108,138      108,138     200,000
17      62     4,162         0         0       0      122,562      122,562     200,000
18      63     4,162         0         0       0      138,746      138,746     200,000
19      64     4,162         0         0       0      156,992      156,992     200,000
20      65     4,162         0         0       0      177,515      177,515     216,568

21      66     4,162         0         0       0      200,293      200,293     240,352
22      67     4,162         0         0       0      225,419      225,419     268,248
23      68     4,162         0         0       0      253,123      253,123     298,685
24      69     4,162         0         0       0      283,646      283,646     331,865
25      70     4,162         0         0       0      317,241      317,241     368,000
26      71     4,162         0         0       0      354,247      354,247     407,385
27      72     4,162         0         0       0      395,165      395,165     446,536
28      73     4,162         0         0       0      440,512      440,512     488,969
29      74     4,162         0         0       0      490,830      490,830     535,005
30      75     4,162         0         0       0      546,774      546,774     585,048

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
31      76     4,162         0         0       0       609,180     609,180     639,639
32      77     4,162         0         0       0       677,986     677,986     711,885
33      78     4,162         0         0       0       753,785     753,785     791,474
34      79     4,162         0         0       0       836,901     836,901     878,746
35      80     4,162         0         0       0       928,188     928,188     974,598
36      81     4,162         0         0       0     1,028,413   1,028,413   1,079,834
37      82     4,162         0         0       0     1,138,252   1,138,252   1,195,164
38      83     4,162         0         0       0     1,259,189   1,259,189   1,322,149
39      84     4,162         0         0       0     1,391,761   1,391,761   1,461,349
40      85     4,162         0         0       0     1,536,790   1,536,790   1,613,629
              -------
Total         166,480

41      86     4,162         0         0       0     1,695,378   1,695,378   1,780,146
42      87     4,162         0         0       0     1,868,356   1,868,356   1,961,773
43      88     4,162         0         0       0     2,056,970   2,056,970   2,159,818
44      89     4,162         0         0       0     2,262,325   2,262,325   2,375,441
45      90     4,162         0         0       0     2,485,627   2,485,627   2,609,908
46      91     4,162         0         0       0     2,727,707   2,727,707   2,864,092
47      92     4,162         0         0       0     2,998,404   2,998,404   3,118,340
48      93     4,162         0         0       0     3,302,730   3,302,730   3,401,812
49      94     4,162         0         0       0     3,646,756   3,646,756   3,719,691
50      95     4,162         0         0       0     4,037,926   4,037,926   4,078,306
              -------
Total         208,100

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                               STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                             -----------------------------------------------------------
                                                  0.00% (-1.49% NET)             0.00% (-1.49% NET)
                                             ----------------------------   ----------------------------
               (1)       (2)        (3)         (4)       (5)      (6)         (7)      (8)      (9)
 END           NET     PREMIUM      NET                          BENEFIT                        BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON    FUND    PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------   -----   --------
 1     46      3,088    3,242        0           310     2,113   202,113        310      2,113  202,113
 2     47      3,088    6,647        0         1,506     4,112   204,112      1,506      4,112  204,112
 3     48      3,088   10,222        0         2,716     6,032   206,032      2,716      6,032  206,032
 4     49      3,088   13,975        0         4,537     7,853   207,853      4,537      7,853  207,853
 5     50      3,088   17,916        0         6,260     9,576   209,576      6,620      9,576  209,576
 6     51      3.088   22,055        0         8,216     11,201  211,201      8,216     11,201  211,201
 7     52      3,088   26,400        0        10,054     12,706  212,706     10,054     12,706  212,706
 8     53      3,088   30,962        0        11,773     14,094  214,094     11,773     14,094  214,094
 9     54      3,088   35,753        0        13,353     15,343  215,343     13,353     15,343  215,343
10     55      3,088   40,783        0        14,795     16,453  216,453     14,795     16,453  216,453
Total         30,880

11     56      3,088   46,064        0        16,230     17,557  217,557     16,230     17,557  217,557
12     57      3,088   51,610        0        17,487     18,482  218,482     17,487     18,482  218,482
13     58      3,088   57,433        0        18,568     19,231  219,231     18,568     19,231  219,231
14     59      3,088   63,547        0        19,450     19,782  219,782     19,450     19,782  219,782
15     60      3,088   69,966        0        20,112     20,112  220,112     20,112     20,112  220,112
16     61      3,088   76,707        0        20,200     20,200  220,200     20,200     20,200  220,200
17     62      3,088   83,785        0        20,025     20,025  220,025     20,025     20,025  220,025
18     63      3,088   91,216        0        19,589     19,589  219,589     19,589     19,589  219,589
19     64      3,088   99,020        0        18,799     18,799  218,799     18,799     18,799  218,799
20     65      3,088   107,213       0        17,635     17,635  217,635     17,635     17,635  217,635
Total         61,760

21     66      3,088   115,816       0        16,114     16,114  216,114     16,114     16,114  216,114
22     67      3,088   124,849       0        14,155     14,155  214,155     14,155     14,155  214,155
23     68      3,088   134,334       0        11,714     11,714  211,714     11,714     11,714  211,714
24     69      3,088   144,293       0         8,749     8,749   208,749      8,749      8,749  208,749
25     70      3,088   154,750       0         5,240     5,240   205,240      5,240      5,240  205,240
26     71      3,088   165,730       0         1,098     1,098   201,098      1,098      1,098  201,098
27     72      3,088   177,259       0         LAPSE     LAPSE     LAPSE      LAPSE      LAPSE    LAPSE
28     73      3,088   189,365       0
29     74      3,088   202,075       0
30     75      3,088   215,421       0
Total         92,640

31     76      3,088   229,435       0
32     77      3,088   244,149       0
33     78      3,088   259,599       0
34     79      3,088   275,821       0
             -------
Total        104,992

             CURRENT CHARGES
       ----------------------------
            0.00% (-1.49% NET)
       ----------------------------
                             (12)
 END     (10)      (11)    BENEFIT
 OF    VALUE ON    FUND    PAYABLE
YEAR   SURRENDER   VALUE   AT DEATH
----   ---------   -----   --------
 1         310     2,113   202,113
 2       1,815     4,421   204,421
 3       3,283     6,599   206,599
 4       5,310     8,626   208,626
 5       7,235     10,551  210,551
 6       9,344     12,328  212,328
 7      11,378     14,031  214,031
 8      13,340     15,661  215,661
 9      15,254     17,243  217,243
10      17,096     18,754  218,754
Total

11      18,938     20,264  220,264
12      20,573     21,568  221,568
13      22,101     22,764  222,764
14      23,544     23,876  223,876
15      24,929     24,929  224,929
16      25,900     25,900  225,900
17      26,694     26,694  226,694
18      27,266     27,266  227,266
19      27,689     27,689  227,689
20      27,964     27,964  227,964
Total

21      28,106     28,106  228,106
22      28,057     28,057  228,057
23      27,769     27,769  227,769
24      27,173     27,173  227,173
25      26,202     26,202  226,202
26      24,858     24,858  224,858
27      23,050     23,050  223,050
28      20,831     20,831  220,831
29      18,061     18,061  218,061
30      14,698     14,698  214,698
Total

31      10,772     10,772  210,772
32       6,121      6,121  206,121
33         634        634  200,634
34       LAPSE      LAPSE    LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming current charges and a gross investment return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                            ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON       FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    46     3,088         0         0       0         310      2,113  202,113
  2    47     3,088         0         0       0       1,815      4,421  204,421
  3    48     3,088         0         0       0       3,283      6,599  206,599
  4    49     3,088         0         0       0       5,310      8,626  208,626
  5    50     3,088         0         0       0       7,235     10,551  210,551
  6    51     3,088         0         0       0       9,344     12,328  212,328
  7    52     3,088         0         0       0      11,378     14,031  214,031
  8    53     3,088         0         0       0      13,340     15,661  215,661
  9    54     3,088         0         0       0      15,254     17,243  217,243
 10    55     3,088         0         0       0      17,096     18,754  218,754

 11    56     3,088         0         0       0      18,938     20,264  220,264
 12    57     3,088         0         0       0      20,573     21,568  221,568
 13    58     3,088         0         0       0      22,101     22,764  222,764
 14    59     3,088         0         0       0      23,544     23,876  223,876
 15    60     3,088         0         0       0      24,929     24,929  224,929
 16    61     3,088         0         0       0      25,900     25,900  225,900
 17    62     3,088         0         0       0      26,694     26,694  226,694
 18    63     3,088         0         0       0      27,266     27,266  227,266
 19    64     3,088         0         0       0      27,689     27,689  227,689
 20    65     3,088         0         0       0      27,964     27,964  227,964

 21    66     3,088         0         0       0      28,106     28,106  228,106
 22    67     3,088         0         0       0      28,057     28,057  228,057
 23    68     3,088         0         0       0      27,769     27,769  227,769
 24    69     3,088         0         0       0      27,173     27,173  227,173
 25    70     3,088         0         0       0      26,202     26,202  226,202
 26    71     3,088         0         0       0      24,858     24,858  224,858
 27    72     3,088         0         0       0      23,050     23,050  223,050
 28    73     3,088         0         0       0      20,831     20,831  220,831
 29    74     3,088         0         0       0      18,061     18,061  218,061
 30    75     3,088         0         0       0      14,698     14,698  214,698

 31    76     3,088         0         0       0      10,772     10,772  210,772
 32    77     3,088         0         0       0       6,121      6,121  206,121
 33    78     3,088         0         0       0         634        634  200,634
 34    79     3,088         0         0       0       LAPSE      LAPSE    LAPSE
             -------
     Total   104,992

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming current charges and a gross investment return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  6% GROSS
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (-1.49% NET)             6.00% (4.46% NET)             6.00% (4.46% NET)
                                           ---------------------------   ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)      (5)     (6)         (7)      (8)         (9)      (10)     (11)     (12)
END            NET    PREMIUM     NET        VALUE            BENEFIT      VALUE            BENEFIT      VALUE            BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
  1    46      3,088    3,242      0           310     2,113  202,113        458     2,261  202,261        458     2,261  202,261
  2    47      3,088    6,647      0         1,506     4,112  204,112      1,931     4,537  204,537      2,250     4,856  204,856
  3    48      3,088   10,222      0         2,716     6,032  206,032      3,549     6,865  206,865      4,153     7,469  207,469
  4    49      3,088   13,975      0         4,537     7,853  207,853      5,907     9,223  209,223      6,759     10,075 210,075
  5    50      3,088   17,916      0         6,260     9,576  209,576      8,297     11,613 211,613      9,408     12,724 212,724
  6    51      3,088   22,055      0         8,216     11,201 211,201     11,051     14,036 214,036     12,384     15,369 215,369
  7    52      3,088   26,400      0        10,054     12,706 212,706     13,816     16,468 216,468     15,429     18,082 218,082
  8    53      3,088   30,962      0        11,773     14,094 214,094     16,590     18,911 218,911     18,546     20,868 220,868
  9    54      3,088   35,753      0        13,353     15,343 215,343     19,351     21,340 221,340     21,763     23,753 223,753
 10    55      3,088   40,783      0        14,795     16,453 216,453     22,097     23,755 223,755     25,059     26,717 226,717
Total    30,880

 11    56      3,088   46,064      0        16,230     17,557 217,557     25,003     26,330 226,330     28,557     29,883 229,883
 12    57      3,088   51,610      0        17,487     18,482 218,482     27,865     28,860 228,860     32,015     33,010 233,010
 13    58      3,088   57,433      0        18,568     19,231 219,231     30,681     31,344 231,344     35,531     36,194 236,194
 14    59      3,088   63,547      0        19,450     19,782 219,782     33,424     33,755 233,755     39,131     39,463 239,463
 15    60      3,088   69,966      0        20,112     20,112 220,112     36,065     36,065 236,065     42,845     42,845 242,845
 16    61      3,088   76,707      0        20,200     20,200 220,200     38,243     38,243 238,243     46,323     46,323 246,323
 17    62      3,088   83,785      0        20,025     20,025 220,025     40,259     40,259 240,259     49,801     49,801 249,801
 18    63      3,088   91,216      0        19,589     19,589 219,589     42,104     42,104 242,104     53,231     53,231 253,231
 19    64      3,088   99,020      0        18,799     18,799 218,799     43,671     43,671 243,671     56,684     56,684 256,684
 20    65      3,088  107,213      0        17,635     17,635 217,635     44,922     44,922 244,922     60,162     60,162 260,162
Total    61,760

 21    66      3,088  115,816      0        16,114     16,114 216,114     45,858     45,858 245,858     63,681     63,681 263,681
 22    67      3,088  124,849      0        14,155     14,155 214,155     46,371     46,371 246,371     67,178     67,178 267,178
 23    68      3,088  134,334      0        11,714     11,714 211,714     46,393     46,393 246,393     70,603     70,603 270,603
 24    69      3,088  144,293      0         8,749      8,749 208,749     45,848     45,848 245,848     73,878     73,878 273,878
 25    70      3,088  154,750      0         5,240      5,240 205,240     44,686     44,686 244,686     76,922     76,922 276,922
 26    71      3,088  165,730      0         1,098      1,098 201,098     42,775     42,775 242,775     79,725     79,725 279,725
 27    72      3,088  177,259      0         LAPSE      LAPSE   LAPSE     39,857     39,857 239,857     82,173     82,173 282,173
 28    73      3,088  189,365      0                                      36,005     36,005 236,005     84,301     84,301 284,301
 29    74      3,088  202,075      0                                      30,950     30,950 230,950     85,943     85,943 285,943
 30    75      3,088  215,421      0                                      24,261     24,461 224,261     87,026     87,026 287,026
Total    92,640

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 87.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (-1.49% NET)             6.00% (4.46% NET)             6.00% (4.46% NET)
                                           ---------------------------   ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)               (6)         (7)               (9)        (10)               (12)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE     (11)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
 31    76      3,088  229,435      0                                      16,366     16,366 216,366     87,547     87,547 287,547
 32    77      3,088  244,149      0                                       6,513     6,513  206,513     87,306     87,306 287,306
 33    78      3,088  259,599      0                                       LAPSE     LAPSE    LAPSE     86,141     86,141 286,141
 34    79      3,088  275,821      0                                                                    83,045     83,045 283,045
 35    80      3,088  292,855      0                                                                    78,463     78,463 278,463
 36    81      3,088  310,740      0                                                                    72,298     72,298 272,298
 37    82      3,088  329,519      0                                                                    64,174     64,174 264,174
 38    83      3,088  349,237      0                                                                    55,127     55,127 255,127
 39    84      3,088  369,942      0                                                                    44,176     44,176 244,176
 40    85      3,088  391,681      0                                                                    30,854     30,854 230,854
Total   123,520
 41    86      3,088  414,508      0                                                                    15,045     15,045 215,045
 42    87      3,088  438,475      0                                                                     LAPSE      LAPSE   LAPSE
Total   129,696

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 87.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  6% GROSS
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                      TO AGE 95                        SPECIFIED AMOUNT PLUS FUND
                                                                                                            VALUE
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
  1    46     3,088         0         0       0          458      2,261   202,261
  2    47     3,088         0         0       0        2,250      4,856   204,856
  3    48     3,088         0         0       0        4,153      7,469   207,469
  4    49     3,088         0         0       0        6,759     10,075   210,075
  5    50     3,088         0         0       0        9,408     12,724   212,724
  6    51     3,088         0         0       0       12,384     15,369   215,369
  7    52     3,088         0         0       0       15,429     18,082   218,082
  8    53     3,088         0         0       0       18,546     20,868   220,868
  9    54     3,088         0         0       0       21,763     23,753   223,753
 10    55     3,088         0         0       0       25,059     26,717   226,717
 11    56     3,088         0         0       0       28,557     29,883   229,883
 12    57     3,088         0         0       0       32,015     33,010   233,010
 13    58     3,088         0         0       0       35,531     36,194   236,194
 14    59     3,088         0         0       0       39,131     39,463   239,463
 15    60     3,088         0         0       0       42,845     42,845   242,845
 16    61     3,088         0         0       0       46,323     46,323   246,323
 17    62     3,088         0         0       0       49,801     49,801   249,801
 18    63     3,088         0         0       0       53,231     53,231   253,231
 19    64     3,088         0         0       0       56,684     56,684   256,684
 20    65     3,088         0         0       0       60,162     60,162   260,162
 21    66     3,088         0         0       0       63,681     63,681   263,681
 22    67     3,088         0         0       0       67,178     67,178   267,178
 23    68     3,088         0         0       0       70,603     70,603   270,603
 24    69     3,088         0         0       0       73,878     73,878   273,878
 25    70     3,088         0         0       0       76,922     76,922   276,922
 26    71     3,088         0         0       0       79,725     79,725   279,725
 27    72     3,088         0         0       0       82,173     82,173   282,173
 28    73     3,088         0         0       0       84,301     84,301   284,301
 29    74     3,088         0         0       0       85,943     85,943   285,943
 30    75     3,088         0         0       0       87,026     87,026   287,026
 31    76     3,088         0         0       0       87,547     87,547   287,547
 32    77     3,088         0         0       0       87,306     87,306   287,306
 33    78     3,088         0         0       0       86,141     86,141   286,141
 34    79     3,088         0         0       0       83,045     83,045   283,045
 35    80     3,088         0         0       0       78,463     78,463   278,463
 36    81     3,088         0         0       0       72,298     72,298   272,298
 37    82     3,088         0         0       0       64,174     64,174   264,174
 38    83     3,088         0         0       0       55,127     55,127   255,127
 39    84     3,088         0         0       0       44,176     44,176   244,176
 40    85     3,088         0         0       0       30,854     30,854   230,854
 41    86     3,088         0         0       0       15,045     15,045   215,045
 42    87     3,088         0         0       0        LAPSE      LAPSE     LAPSE
             -------
     Total   129,696

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 87.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.25             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 2  12% GROSS             MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45               FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                          TO AGE 95                 SPECIFIED AMOUNT PLUS FUND VALUE
                                                    MONY LIFE OF AMERICA
                                                      DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)               12.00% (10.42% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)         (7)                     (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT      VALUE        (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     46      3,088    3,242        0           310     2,113   202,113         606        2,409     202,409
 2     47      3,088    6,647        0         1,506     4,112   204,112       2,374        4,980     204,980
 3     48      3,088   10,222        0         2,716     6,032   206,032       4,452        7,768     207,768
 4     49      3,088   13,975        0         4,537     7,853   207,853       7,455       10,771     210,771
 5     50      3,088   17,916        0         6,260     9,576   209,576      10,695       14,011     214,011
 6     51      3,088   22,055        0         8,216     11,201  211,201      14,528       17,512     217,512
 7     52      3,088   26,400        0        10,054     12,706  212,706      18,624       21,277     221,277
 8     53      3,088   30,962        0        11,773     14,094  214,094      23,012       25,333     225,333
 9     54      3,088   35,753        0        13,353     15,343  215,343      27,695       29,684     229,684
10     55      3,088   40,783        0        14,795     16,453  216,453      32,705       34,363     234,363
Total         30,880
11     56      3,088   46,064        0        16,230     17,557  217,557      38,320       39,646     239,646
12     57      3,088   51,610        0        17,487     18,482  218,482      44,337       45,332     245,332
13     58      3,088   57,433        0        18,568     19,231  219,231      50,800       51,463     251,463
14     59      3,088   63,547        0        19,450     19,782  219,782      57,732       58,064     258,064
15     60      3,088   69,966        0        20,112     20,112  220,112      65,160       65,160     265,160
16     61      3,088   76,707        0        20,200     20,200  220,200      72,782       72,782     272,782
17     62      3,088   83,785        0        20,025     20,025  220,025      80,959       80,959     280,959
18     63      3,088   91,216        0        19,589     19,589  219,589      89,755       89,755     289,755
19     64      3,088   99,020        0        18,799     18,799  218,799      99,135       99,135     299,135
20     65      3,088   107,213       0        17,635     17,635  217,635     109,138      109,138     309,138
Total         61,760
21     66      3,088   115,816       0        16,114     16,114  216,114     119,849      119,849     319,849
22     67      3,088   124,849       0        14,155     14,155  214,155     131,253      131,253     331,253
23     68      3,088   134,334       0        11,714     11,714  211,714     143,375      143,375     343,375
24     69      3,088   144,293       0         8,749     8,749   208,749     156,242      156,242     356,242
25     70      3,088   154,750       0         5,240     5,240   205,240     169,912      169,912     369,912
26     71      3,088   165,730       0         1,098     1,098   201,098     184,370      184,370     384,370
27     72      3,088   177,259       0         LAPSE     LAPSE    LAPSE      199,475      199,475     399,475
28     73      3,088   189,365       0                                       215,424      215,424     415,424
29     74      3,088   202,075       0                                       232,082      232,082     432,082
30     75      3,088   215,421       0                                       249,348      249,348     449,348
Total         92,640
31     76      3,088   229,435       0                                       267,187      267,187     467,187
32     77      3,088   244,149       0                                       285,587      285,587     485,587
33     78      3,088   259,599       0                                       304,532      304,532     504,532
34     79      3,088   275,821       0                                       324,006      324,006     524,006
35     80      3,088   292,855       0                                       343,965      343,965     543,965
36     81      3,088   310,740       0                                       364,286      364,286     564,286
37     82      3,088   329,519       0                                       384,804      384,804     584,804
38     83      3,088   349,237       0                                       405,211      405,211     605,211
39     84      3,088   369,942       0                                       425,189      425,189     625,189
40     85      3,088   391,681       0                                       444,413      444,413     644,413
Total        123,520

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
         (10)                    (12)
 END     VALUE       (11)       BENEFIT
 OF       ON         FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1          606        2,409     202,409
 2        2,704        5,309     205,309
 3        5,095        8,411     208,411
 4        8,393       11,709     211,709
 5       11,958       15,274     215,274
 6       16,100       19,084     219,084
 7       20,588       23,241     223,241
 8       25,458       27,780     227,780
 9       30,777       32,766     232,766
10       36,564       38,222     238,222
Total
11       43,059       44,386     244,386
12       50,028       51,023     251,023
13       57,624       58,287     258,287
14       65,940       66,272     266,272
15       75,082       75,082     275,082
16       84,782       84,782     284,782
17       95,369       95,369     295,369
18      106,889      106,889     306,889
19      119,521      119,521     319,521
20      133,386      133,386     333,386
Total
21      148,638      148,638     348,638
22      165,360      165,360     365,360
23      183,663      183,663     383,663
24      203,644      203,644     403,644
25      225,411      225,411     425,411
26      249,160      249,160     449,160
27      275,006      275,006     475,006
28      303,231      303,231     503,231
29      333,943      333,943     533,943
30      367,365      367,365     567,365
Total
31      403,818      403,818     603,818
32      443,459      443,459     643,459
33      486,509      486,509     686,509
34      532,352      532,352     732,352
35      581,853      581,853     781,853
36      635,388      635,388     835,388
37      693,096      693,096     893,096
38      756,602      756,602     956,602
39      825,577      825,577   1,025,577
40      900,240      900,240   1,110,240
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)               12.00% (10.42% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)         (4)       (5)      (6)         (7)         (8)         (9)
 END           NET     PREMIUM      NET                          BENEFIT      VALUE                  BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
41     86      3,088   414,508       0                                       462,570      462,570     662,570
42     87      3,088   438,475       0                                       479,366      479,366     679,366
43     88      3,088   463,642       0                                       494,526      494,526     694,526
44     89      3,088   490,066       0                                       507,741      507,741     707,741
45     90      3,088   517,812       0                                       518,697      518,697     718,697
46     91      3,088   546,945       0                                       526,943      526,943     726,943
47     92      3,088   577,534       0                                       531,902      531,902     731,902
48     93      3,088   609,654       0                                       532,807      532,807     732,807
49     94      3,088   643,379       0                                       528,553      528,553     728,553
50     95      3,088   678,790       0                                       516,974      516,974     716,974
             -------
Total        154,400

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
         (10)                    (12)
 END     VALUE       (11)       BENEFIT
 OF       ON         FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
41      981,215      981,215   1,181,215
42     1,068,764   1,068,764   1,268,764
43     1,163,658   1,163,658   1,363,658
44     1,266,500   1,266,500   1,466,500
45     1,377,984   1,377,984   1,577,984
46     1,498,525   1,498,525   1,698,525
47     1,628,075   1,628,075   1,828,075
48     1,765,743   1,765,743   1,965,743
49     1,911,911   1,911,911   2,111,911
50     2,066,496   2,066,496   2,266,496
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                  ALLOCATION OF VALUES
FOR: MALE 45 PREF N/S DB OPT                       MONY EQUITYMASTER
2--12% GROSS                                 FLEXIBLE PREMIUM VARIABLE LIFE           SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45                       TO AGE 95                          INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                  MONY LIFE OF AMERICA                           SPECIFIED AMOUNT
                                                   DECLARED PREMIUMS                              PLUS FUND VALUE

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     46     3,088         0         0       0          606        2,409    202,409
 2     47     3,088         0         0       0        2,704        5,309    205,309
 3     48     3,088         0         0       0        5,095        8,411    208,411
 4     49     3,088         0         0       0        8,393       11,709    211,709
 5     50     3,088         0         0       0       11,958       15,274    215,274
 6     51     3,088         0         0       0       16,100       19,084    219,084
 7     52     3,088         0         0       0       20,588       23,241    223,241
 8     53     3,088         0         0       0       25,458       27,780    227,780
 9     54     3,088         0         0       0       30,777       32,766    232,766
10     55     3,088         0         0       0       36,564       38,222    238,222

11     56     3,088         0         0       0       43,059       44,386    244,386
12     57     3,088         0         0       0       50,028       51,023    251,023
13     58     3,088         0         0       0       57,624       58,287    258,287
14     59     3,088         0         0       0       65,940       66,272    266,272
15     60     3,088         0         0       0       75,082       75,082    275,082
16     61     3,088         0         0       0       84,782       84,782    284,782
17     62     3,088         0         0       0       95,369       95,369    295,369
18     63     3,088         0         0       0      106,889      106,889    306,889
19     64     3,088         0         0       0      119,521      119,521    319,521
20     65     3,088         0         0       0      133,386      133,386    333,386

21     66     3,088         0         0       0      148,638      148,638    348,638
22     67     3,088         0         0       0      165,360      165,360    365,360
23     68     3,088         0         0       0      183,663      183,663    383,663
24     69     3,088         0         0       0      203,644      203,644    403,644
25     70     3,088         0         0       0      255,411      225,411    425,411
26     71     3,088         0         0       0      249,160      249,160    449,160
27     72     3,088         0         0       0      275,006      275,006    475,006
28     73     3,088         0         0       0      303,231      303,231    503,231
29     74     3,088         0         0       0      333,943      333,943    533,943
30     75     3,088         0         0       0      367,365      367,365    567,365

31     76     3,088         0         0       0      403,818      403,818    603,818
32     77     3,088         0         0       0      443,459      443,459    643,459
33     78     3,088         0         0       0      486,509      486,509    686,509
34     79     3,088         0         0       0      532,352      532,352    732,352
35     80     3,088         0         0       0      581,853      581,853    781,853
36     81     3,088         0         0       0      635,388      635,388    835,388
37     82     3,088         0         0       0      693,096      693,096    893,096
38     83     3,088         0         0       0      756,602      756,602    956,602
39     84     3,088         0         0       0      825,577      825,577  1,025,577
40     85     3,088         0         0       0      900,240      900,240  1,100,240

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     86     3,008         0         0       0      981,215      981,215  1,181,215
42     87     3,088         0         0       0     1,068,764   1,068,764  1,268,764
43     88     3,088         0         0       0     1,163,658   1,163,658  1,363,658
44     89     3,088         0         0       0     1,266,500   1,266,500  1,466,500
45     90     3,088         0         0       0     1,377,984   1,377,984  1,577,984
46     91     3,088         0         0       0     1,498,525   1,498,525  1,698,525
47     92     3,088         0         0       0     1,628,075   1,628,075  1,828,075
48     93     3,088         0         0       0     1,765,743   1,765,743  1,965,743
49     94     3,088         0         0       0     1,911,911   1,911,911  2,111,911
50     95     3,088         0         0       0     2,066,496   2,066,496  2,266,496
             -------
Total        154,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  0%
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (-1.49% NET)           0.00% (-1.49% NET)           0.00% (- 1.49% NET)
                                           ---------------------------   ---------------------------   ---------------------------
              (1)      (2)        (3)         (4)      (5)      (6)         (7)       (8)     (9)        (10)      (11)     (12)
 END          NET    PREMIUM      NET        VALUE            BENEFIT      VALUE            BENEFIT      VALUE            BENEFIT
 OF          ANNUAL  ACCUM'D    LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY   AT 5%    SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------  -------   ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
    1  36     1,646   1,728        0             0       869  200,000          0       869  200,000          0       869  200,000
    2  37     1,646   3,543        0           299     1,929  200,000        299     1,929  200,000        393     2,023  200,000
    3  38     1,646   5,448        0           718     2,952  200,000        718     2,952  200,000        928     3,162  200,000
    4  39     1,646   7,449        0         1,704     3,938  200,000      1,704     3,938  200,000      2,004     4,239  200,000
    5  40     1,646   9,550        0         2,654     4,889  200,000      2,654     4,889  200,000      3,044     5,278  200,000
    6  41     1,646  11,756        0         3,793     5,804  200,000      3,793     5,804  200,000      4,247     6,258  200,000
    7  42     1,646  14,072        0         4,874     6,661  200,000      4,874     6,661  200,000      5,414     7,201  200,000
    8  43     1,646  16,504        0         5,921     7,485  200,000      5,921     7,485  200,000      6,569     8,133  200,000
    9  44     1,646  19,057        0         6,913     8,254  200,000      6,913     8,254  200,000      7,689     9,030  200,000
   10  45     1,646  21,738        0         7,850     8,967  200,000      7,850     8,967  200,000      8,775     9,892  200,000
Total   16,460

   11  46     1,646  26,554        0         8,816     9,710  200,000      8,816     9,710  200,000      9,870     10,764 200,000
   12  47     1,646  27,510        0         9,732     10,402 200,000      9,732     10,402 200,000     10,914     11,585 200,000
   13  48     1,646  30,613        0        10,598     11,045 200,000     10,598     11,045 200,000     11,930     12,377 200,000
   14  49     1,646  33,872        0        11,393     11,617 200,000     11,393     11,617 200,000     12,895     13,119 200,000
   15  50     1,646  37,294        0        12,118     12,118 200,000     12,118     12,118 200,000     13,812     13,812 200,000
   16  51     1,646  40,887        0        12,549     12,549 200,000     12,549     12,549 200,000     14,456     14,456 200,000
   17  52     1,646  44,660        0        12,889     12,889 200,000     12,889     12,889 200,000     15,029     15,029 200,000
   18  53     1,646  48,621        0        13,138     13,138 200,000     13,138     13,138 200,000     15,556     15,556 200,000
   19  54     1,646  52,781        0        13,275     13,275 200,000     13,275     13,275 200,000     16,035     16,035 200,000
   20  55     1,646  57,148        0        13,300     13,300 200,000     13,300     13,300 200,000     16,490     16,490 200,000
Total   32,920

   21  56     1,646  61,734        0        13,224     13,224 200,000     13,224     13,224 200,000     16,954     16,954 200,000
   22  57     1,646  66,549        0        12,992     12,992 200,000     12,992     12,992 200,000     17,328     17,328 200,000
   23  58     1,646  71,604        0        12,605     12,605 200,000     12,605     12,605 200,000     17,591     17,591 200,000
   24  59     1,646  76,913        0        12,039     12,039 200,000     12,039     12,039 200,000     17,745     17,745 200,000
   25  60     1,646  82,487        0        11,270     11,270 200,000     11,270     11,270 200,000     17,768     17,768 200,000
   26  61     1,646  88,339        0        10,274     10,274 200,000     10,274     10,274 200,000     17,661     17,661 200,000
   27  62     1,646  94,485        0         9,025     9,025  200,000      9,025     9,025  200,000     17,401     17,401 200,000
   28  63     1,646  100,937       0         7,519     7,519  200,000      7,519     7,519  200,000     16,968     16,968 200,000
   29  64     1,646  107,712       0         5,658     5,658  200,000      5,658     5,658  200,000     16,381     16,381 200,000
   30  65     1,646  114,826       0         3,409     3,409  200,000      3,409     3,409  200,000     15,641     15,641 200,000
Total   49,380

   31  66     1,646  122,296       0           713       713  200,000        713       713  200,000     14,723     14,723 200,000
   32  67     1,646  130,139       0        LAPSE      LAPSE    LAPSE      LAPSE     LAPSE    LAPSE     13,625     13,625 200,000
   33  68     1,646  138,374       0                                                                    12,300     12,300 200,000
   34  69     1,646  147,021       0                                                                    10,676     10,676 200,000
   35  70     1,646  156,101       0                                                                     8,678      8,678 200,000
   36  71     1,646  165,634       0                                                                     6,296      6,296 200,000
   37  72     1,646  175,644       0                                                                     3,422      3,422 200,000
   38  73     1,646  186,154       0                                                                        84         84 200,000
   39  74     1,646  197,190       0                                                                     LAPSE      LAPSE   LAPSE
             ------
Total   64,194

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95  05:08 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                 ALLOCATION OF VALUES
FOR: MALE 35 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
1  0%                                       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 35                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ---------------------------
                                                        0.00% (-1.49% NET)
                                                    ---------------------------
 END                   UNSCHEDULED                                     BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON    FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE  AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----  --------
 1     36     1,646         0         0       0           0       869  200,000
 2     37     1,646         0         0       0         393     2,023  200,000
 3     38     1,646         0         0       0         928     3,162  200,000
 4     39     1,646         0         0       0       2,004     4,239  200,000
 5     40     1,646         0         0       0       3,044     5,278  200,000
 6     41     1,646         0         0       0       4,247     6,258  200,000
 7     42     1,646         0         0       0       5,414     7,201  200,000
 8     43     1,646         0         0       0       6,569     8,133  200,000
 9     44     1,646         0         0       0       7,689     9,030  200,000
10     45     1,646         0         0       0       8,775     9,892  200,000

11     46     1,646         0         0       0       9,870     10,764 200,000
12     47     1,646         0         0       0      10,914     11,585 200,000
13     48     1,646         0         0       0      11,930     12,377 200,000
14     49     1,646         0         0       0      12,895     13,119 200,000
15     50     1,646         0         0       0      13,812     13,812 200,000
16     51     1,646         0         0       0      14,456     14,456 200,000
17     52     1,646         0         0       0      15,029     15,029 200,000
18     53     1,646         0         0       0      15,556     15,556 200,000
19     54     1,646         0         0       0      16,035     16,035 200,000
20     55     1,646         0         0       0      16,490     16,490 200,000

21     56     1,646         0         0       0      16,954     16,954 200,000
22     57     1,646         0         0       0      17,328     17,328 200,000
23     58     1,646         0         0       0      17,591     17,591 200,000
24     59     1,646         0         0       0      17,745     17,745 200,000
25     60     1,646         0         0       0      17,768     17,768 200,000
26     61     1,646         0         0       0      17,661     17,661 200,000
27     62     1,646         0         0       0      17,401     17,401 200,000
28     63     1,646         0         0       0      16,968     16,968 200,000
29     64     1,646         0         0       0      16,381     16,381 200,000
30     65     1,646         0         0       0      15,641     15,641 200,000

31     66     1,646         0         0       0      14,723     14,723 200,000
32     67     1,646         0         0       0      13,625     13,625 200,000
33     68     1,646         0         0       0      12,300     12,300 200,000
34     69     1,646         0         0       0      10,676     10,676 200,000
35     70     1,646         0         0       0       8,678     8,678  200,000
36     71     1,646         0         0       0       6,296     6,296  200,000
37     72     1,646         0         0       0       3,422     3,422  200,000
38     73     1,646         0         0       0          84        84  200,000
39     74     1,646         0         0       0       LAPSE     LAPSE    LAPSE
             ------
Total        64,194

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:08 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT 1  6%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 35             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                6.00% (4.46% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)        (4)       (5)       (6)         (7)         (8)         (9)
 END           NET     PREMIUM      NET                          BENEFIT                             BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     36      1,646    1,728        0             0       869   200,000           0          939     200,000
 2     37      1,646    3,543        0           299     1,929   200,000         502        2,132     200,000
 3     38      1,646    5,448        0           718     2,952   200,000       1,121        3,355     200,000
 4     39      1,646    7,449        0         1,704     3,938   200,000       2,378        4,612     200,000
 5     40      1,646    9,550        0         2,654     4,889   200,000       3,669        5,904     200,000
 6     41      1,646   11,756        0         3,793     5,804   200,000       5,221        7,233     200,000
 7     42      1,646   14,072        0         4,874     6,661   200,000       6,789        8,577     200,000
 8     43      1,646   16,504        0         5,921     7,485   200,000       8,397        9,961     200,000
 9     44      1,646   19,057        0         6,913     8,254   200,000      10,023       11,364     200,000
10     45      1,646   21,738        0         7,850     8,967   200,000      11,671       12,788     200,000
Total         16,460
11     46      1,646   24,554        0         8,816     9,710   200,000      13,449       14,343     200,000
12     47      1,646   27,510        0         9,732     10,402  200,000      15,265       15,935     200,000
13     48      1,646   30,613        0        10,598     11,045  200,000      17,121       17,568     200,000
14     49      1,646   33,872        0        11,393     11,617  200,000      18,998       19,221     200,000
15     50      1,646   37,294        0        12,118     12,118  200,000      20,898       20,898     200,000
16     51      1,646   40,887        0        12,549     12,549  200,000      22,601       22,601     200,000
17     52      1,646   44,660        0        12,889     12,889  200,000      24,311       24,311     200,000
18     53      1,646   48,621        0        13,138     13,138  200,000      26,029       26,029     200,000
19     54      1,646   52,781        0        13,275     13,275  200,000      27,738       27,738     200,000
20     55      1,646   57,148        0        13,300     13,300  200,000      29,438       29,438     200,000
Total         32,920
21     56      1,646   61,734        0        13,224     13,224  200,000      31,145       31,145     200,000
22     57      1,646   66,549        0        12,992     12,992  200,000      32,807       32,807     200,000
23     58      1,646   71,604        0        12,605     12,605  200,000      34,423       34,423     200,000
24     59      1,646   76,913        0        12,039     12,039  200,000      35,973       35,973     200,000
25     60      1,646   82,487        0        11,270     11,270  200,000      37,437       37,437     200,000
26     61      1,646   88,339        0        10,274     10,274  200,000      38,792       38,792     200,000
27     62      1,646   94,485        0         9,025     9,025   200,000      40,015       40,015     200,000
28     63      1,646  100,937        0         7,519     7,519   200,000      41,100       41,100     200,000
29     64      1,646  107,712        0         5,658     5,658   200,000      41,964       41,964     200,000
30     65      1,646  114,826        0         3,409     3,409   200,000      42,575       42,575     200,000
Total         49,380
31     66      1,646  122,296        0           713       713   200,000      42,879       42,879     200,000
32     67      1,646  130,139        0         LAPSE     LAPSE     LAPSE      42,835       42,835     200,000
33     68      1,646  138,374        0                                        42,379       42,379     200,000
34     69      1,646  147,021        0                                        41,436       41,436     200,000
35     70      1,646  156,101        0                                        39,943       39,943     200,000
36     71      1,646  165,634        0                                        37,765       37,765     200,000
37     72      1,646  175,644        0                                        34,642       34,642     200,000
38     73      1,646  186,154        0                                        30,564       30,564     200,000
39     74      1,646  197,190        0                                        25,213       25,213     200,000
Total         65,840

                CURRENT CHARGES
       ---------------------------------
               6.00% (4.46% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1            0          939     200,000
 2          599        2,229     200,000
 3        1,343        3,578     200,000
 4        2,706        4,941     200,000
 5        4,109        6,343     200,000
 6        5,753        7,764     200,000
 7        7,439        9,227     200,000
 8        9,194       10,758     200,000
 9       10,997       12,338     200,000
10       12,852       13,969     200,000
Total
11       14,830       15,723     200,000
12       16,854       17,525     200,000
13       18,952       19,399     200,000
14       21,105       21,329     200,000
15       23,318       23,318     200,000
16       25,370       25,370     200,000
17       27,468       27,468     200,000
18       29,638       29,638     200,000
19       31,884       31,884     200,000
20       34,233       34,233     200,000
Total
21       36,725       36,725     200,000
22       39,274       39,274     200,000
23       41,867       41,867     200,000
24       44,508       44,508     200,000
25       47,185       47,185     200,000
26       49,905       49,905     200,000
27       52,654       52,654     200,000
28       55,423       55,423     200,000
29       58,234       58,234     200,000
30       61,096       61,096     200,000
Total
31       63,999       63,999     200,000
32       66,953       66,953     200,000
33       69,933       69,933     200,000
34       72,902       72,902     200,000
35       75,820       75,820     200,000
36       78,698       78,698     200,000
37       81,483       81,483     200,000
38       84,212       84,212     200,000
39       86,808       86,808     200,000
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.09             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:08 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                6.00% (4.46% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)         (4)       (5)      (6)         (7)         (8)         (9)
 END           NET     PREMIUM      NET                          BENEFIT                             BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
40     75      1,646   208,778       0                                        18,247       18,247     200,000
41     76      1,646   220,945       0                                         9,314        9,314     200,000
42     77      1,646   233,721       0                                         LAPSE        LAPSE       LAPSE
43     78      1,646   247,135       0
44     79      1,646   261,220       0
45     80      1,646   276,010       0
46     81      1,646   291,539       0
47     82      1,646   307,844       0
48     83      1,646   324,964       0
49     84      1,646   342,941       0
50     85      1,646   361,816       0
Total         82,300

51     86      1,646   381,635       0
52     87      1,646   402,445       0
53     88      1,646   424,296       0
54     89      1,646   447,239       0
55     90      1,646   471,329       0
56     91      1,646   496,624       0
             -------
Total         92,176

                CURRENT CHARGES
       ---------------------------------
               6.00% (4.46% NET)
       ---------------------------------
        (10)        (11)         (12)
 END                            BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
40       89,248       89,248     200,000
41       91,549       91,549     200,000
42       93,620       93,620     200,000
43       95,391       95,391     200,000
44       96,343       96,343     200,000
45       96,695       96,695     200,000
46       96,373       96,373     200,000
47       95,134       95,134     200,000
48       93,456       93,456     200,000
49       90,755       90,755     200,000
50       86,636       86,636     200,000
Total
51       80,810       80,810     200,000
52       72,627       72,627     200,000
53       61,523       61,523     200,000
54       46,554       46,554     200,000
55       26,426       26,426     200,000
56        LAPSE        LAPSE       LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.09             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:08 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 35 PREF N/S DB OPT                      MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
1  6%                                       FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 35                      TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     36     1,646         0         0       0            0        939  200,000
 2     37     1,646         0         0       0          599      2,229  200,000
 3     38     1,646         0         0       0        1,343      3,578  200,000
 4     39     1,646         0         0       0        2,706      4,941  200,000
 5     40     1,646         0         0       0        4,109      6,343  200,000
 6     41     1,646         0         0       0        5,753      7,764  200,000
 7     42     1,646         0         0       0        7,439      9,227  200,000
 8     43     1,646         0         0       0        9,194     10,758  200,000
 9     44     1,646         0         0       0       10,997     12,338  200,000
10     45     1,646         0         0       0       12,852     13,969  200,000

11     46     1,646         0         0       0       14,830     15,723  200,000
12     47     1,646         0         0       0       16,854     17,525  200,000
13     48     1,646         0         0       0       18,952     19,399  200,000
14     49     1,646         0         0       0       21,105     21,329  200,000
15     50     1,646         0         0       0       23,318     23,318  200,000
16     51     1,646         0         0       0       25,370     25,370  200,000
17     52     1,646         0         0       0       27,468     27,468  200,000
18     53     1,646         0         0       0       29,638     29,638  200,000
19     54     1,646         0         0       0       31,884     31,884  200,000
20     55     1,646         0         0       0       34,233     34,233  200,000

21     56     1,646         0         0       0       36,725     36,725  200,000
22     57     1,646         0         0       0       39,274     39,274  200,000
23     58     1,646         0         0       0       41,867     41,867  200,000
24     59     1,646         0         0       0       44,508     44,508  200,000
25     60     1,646         0         0       0       47,185     47,185  200,000
26     61     1,646         0         0       0       49,905     49,905  200,000
27     62     1,646         0         0       0       52,654     52,654  200,000
28     63     1,646         0         0       0       55,423     55,423  200,000
29     64     1,646         0         0       0       58,234     58,234  200,000
30     65     1,646         0         0       0       61,096     61,096  200,000

31     66     1,646         0         0       0       63,999     63,999  200,000
32     67     1,646         0         0       0       66,953     66,953  200,000
33     68     1,646         0         0       0       69,933     69,933  200,000
34     69     1,646         0         0       0       72,902     72,902  200,000
35     70     1,646         0         0       0       75,820     75,820  200,000
36     71     1,646         0         0       0       78,698     78,698  200,000
37     72     1,646         0         0       0       81,483     81,483  200,000
38     73     1,646         0         0       0       84,212     84,212  200,000
39     74     1,646         0         0       0       86,808     86,808  200,000
40     75     1,646         0         0       0       89,248     89,248  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
41     76     1,646         0         0       0       91,549     91,549  200,000
42     77     1,646         0         0       0       93,620     93,620  200,000
43     78     1,646         0         0       0       95,391     95,391  200,000
44     79     1,646         0         0       0       96,343     96,343  200,000
45     80     1,646         0         0       0       96,695     96,695  200,000
46     81     1,646         0         0       0       96,373     96,373  200,000
47     82     1,646         0         0       0       95,134     95,134  200,000
48     83     1,646         0         0       0       93,456     93,456  200,000
49     84     1,646         0         0       0       90,755     90,755  200,000
50     85     1,646         0         0       0       86,636     86,636  200,000

51     86     1,646         0         0       0       80,810     80,810  200,000
52     87     1,646         0         0       0       72,627     72,627  200,000
53     88     1,646         0         0       0       61,523     61,523  200,000
54     89     1,646         0         0       0       46,554     46,554  200,000
55     90     1,646         0         0       0       26,426     26,426  200,000
56     91     1,646         0         0       0        LAPSE      LAPSE    LAPSE
             -------
Total        92,176

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  12%
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (-1.49% NET)              12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)               (6)         (7)                    (9)
 END           NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
 1     36      1,646    1,728      0             0       869  200,000           0        1,010    200,000
 2     37      1,646    3,543      0           299     1,929  200,000         713        2,343    200,000
 3     38      1,646    5,448      0           718     2,952  200,000       1,558        3,793    200,000
 4     39      1,646    7,449      0         1,704     3,938  200,000       3,138        5,372    200,000
 5     40      1,646    9,550      0         2,654     4,889  200,000       4,861        7,095    200,000
 6     41      1,646   11,756      0         3,793     5,804  200,000       6,967        8,978    200,000
 7     42      1,646   14,072      0         4,874     6,661  200,000       9,226       11,013    200,000
 8     43      1,646   16,504      0         5,921     7,485  200,000      11,678       13,242    200,000
 9     44      1,646   19,057      0         6,913     8,254  200,000      14,323       15,664    200,000
10     45      1,646   21,738      0         7,850     8,967  200,000      17,181       18,299    200,000
Total         16,460

11     46      1,646   24,554      0         8,816     9,710  200,000      20,422       21,316    200,000
12     47      1,646   27,510      0         9,732     10,402 200,000      23,961       24,631    200,000
13     48      1,646   30,613      0        10,598     11,045 200,000      27,832       28,279    200,000
14     49      1,646   33,872      0        11,393     11,617 200,000      32,055       32,278    200,000
15     50      1,646   37,294      0        12,118     12,118 200,000      36,672       36,672    200,000
16     51      1,646   40,887      0        12,549     12,549 200,000      41,509       41,509    200,000
17     52      1,646   44,660      0        12,889     12,889 200,000      46,824       46,824    200,000
18     53      1,646   48,621      0        13,138     13,138 200,000      52,678       52,678    200,000
19     54      1,646   52,781      0        13,275     13,275 200,000      59,121       59,121    200,000
20     55      1,646   57,148      0        13,300     13,300 200,000      66,230       66,230    200,000
Total         32,920

21     56      1,646   61,734      0        13,224     13,224 200,000      74,114       74,114    200,000
22     57      1,646   66,549      0        12,992     12,992 200,000      82,822       82,822    200,000
23     58      1,646   71,604      0        12,605     12,605 200,000      92,470       92,470    200,000
24     59      1,646   76,913      0        12,039     12,039 200,000     103,174      103,174    200,000
25     60      1,646   82,487      0        11,270     11,270 200,000     115,074      115,074    200,000
26     61      1,646   88,339      0        10,274     10,274 200,000     128,332      128,332    200,000
27     62      1,646   94,485      0         9,025     9,025  200,000     143,142      143,142    200,000
28     63      1,646  100,937      0         7,519     7,519  200,000     159,742      159,742    201,274
29     64      1,646  107,712      0         5,658     5,658  200,000     178,218      178,218    220,990
30     65      1,646  114,826      0         3,409     3,409  200,000     198,621      198,621    242,318
Total         49,380

               CURRENT CHARGES
       --------------------------------
             12.00% (10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
 1            0        1,010    200,000
 2          813        2,443    200,000
 3        1,794        4,028    200,000
 4        3,497        5,731    200,000
 5        5,355        7,590    200,000
 6        7,587        9,598    200,000
 7       10,007       11,795    200,000
 8       12,662       14,226    200,000
 9       15,552       16,893    200,000
10       18,704       19,821    200,000
Total

11       22,253       23,147    200,000
12       26,133       26,803    200,000
13       30,404       30,850    200,000
14       35,090       35,313    200,000
15       40,241       40,241    200,000
16       45,688       45,688    200,000
17       51,698       51,698    200,000
18       58,358       58,358    200,000
19       65,745       65,745    200,000
20       73,964       73,964    200,000
Total

21       83,149       83,149    200,000
22       93,334       93,334    200,000
23      104,633      104,633    200,000
24      117,188      117,188    200,000
25      131,153      131,153    200,000
26      146,716      146,716    200,000
27      164,066      164,066    210,005
28      183,289      183,289    230,944
29      204,565      204,565    253,661
30      228,122      228,122    278,309
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95  05:09 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (-1.49% NET)              12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)               (6)         (7)                    (9)
 END           NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
31     66      1,646  122,296      0           713       713  200,000     221,157      221,157    265,389
32     67      1,646  130,139      0         LAPSE     LAPSE    LAPSE     246,006      246,006    292,747
33     68      1,646  138,374      0                                      273,398      273,398    322,610
34     69      1,646  147,021      0                                      303,591      303,591    355,201
35     70      1,646  156,101      0                                      336,874      336,874    390,773
36     71      1,646  165,634      0                                      373,552      373,552    429,585
37     72      1,646  175,644      0                                      414,092      414,092    467,924
38     73      1,646  186,154      0                                      459,019      459,019    509,512
39     74      1,646  197,190      0                                      508,855      508,855    554,651
40     75      1,646  208,778      0                                      564,235      564,235    603,731
Total         65,840

41     76      1,646  220,945      0                                      625,941      625,941    657,238
42     77      1,646  233,721      0                                      693,982      693,982    728,681
43     78      1,646  247,135      0                                      768,969      768,969    807,417
44     79      1,646  261,220      0                                      851,566      851,566    894,144
45     80      1,646  276,010      0                                      942,486      942,486    989,610
46     81      1,646  291,539      0                                    1,042,484    1,042,484  1,094,608
47     82      1,646  307,844      0                                    1,152,361    1,152,361  1,209,979
48     83      1,646  324,964      0                                    1,272,931    1,272,931  1,336,578
49     84      1,646  342,941      0                                    1,405,055    1,405,055  1,475,308
50     85      1,646  361,816      0                                    1,549,640    1,549,640  1,627,122
             -------
Total         82,300

51     86      1,646  381,635      0                                     1,707,649   1,707,649  1,793,031
52     87      1,646  402,445      0                                     1,880,108   1,880,108  1,974,113
53     88      1,646  424,296      0                                     2,068,113   2,068,113  2,171,519
54     89      1,646  447,239      0                                     2,272,813   2,272,813  2,386,453
55     90      1,646  471,329      0                                     2,495,419   2,495,419  2,620,190
56     91      1,646  496,624      0                                     2,737,133   2,737,133  2,873,989
57     92      1,646  523,183      0                                     3,007,090   3,007,090  3,127,373
58     93      1,646  551,071      0                                     3,310,119   3,310,119  3,409,423
59     94      1,646  580,353      0                                     3,652,169   3,652,169  3,725,212
60     95      1,646  611,099      0                                     4,040,658   4,040,658  4,081,064
             -------
Total         98,760

               CURRENT CHARGES
       --------------------------------
             12.00% (10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
31      254,208      254,208    305,049
32      283,068      283,068    336,850
33      314,987      314,987    371,684
34      350,274      350,274    409,820
35      389,268      389,268    451,551
36      432,371      432,371    497,226
37      480,101      480,101    542,514
38      533,026      533,026    591,656
39      591,737      591,737    644,994
40      656,946      656,946    702,932
Total

41      729,490      729,490    765,965
42      809,704      809,704    850,189
43      898,354      898,354    943,272
44      996,071      996,071  1,045,875
45    1,103,877    1,103,877  1,159,071
46    1,222,765    1,222,765  1,283,903
47    1,353,732    1,353,732  1,421,419
48    1,498,358    1,498,358  1,573,276
49    1,657,669    1,657,669  1,740,552
50    1,832,925    1,832,925  1,924,571
Total

51     2,025,633   2,025,633  2,126,915
52     2,237,204   2,237,204  2,349,064
53     2,469,377   2,469,377  2,592,846
54     2,723,884   2,723,884  2,860,079
55     3,002,575   3,002,575  3,152,704
56     3,307,126   3,307,126  3,472,482
57     3,645,329   3,645,329  3,791,142
58     4,021,712   4,021,712  4,142,364
59     4,443,288   4,443,288  4,532,154
60     4,918,907   4,918,907  4,968,096
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95  05:09 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 35 PREF N/S DB OPT 1                    MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
12%                                         FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 35                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     36     1,646         0         0       0            0        1,010    200,000
 2     37     1,646         0         0       0          813        2,443    200,000
 3     38     1,646         0         0       0        1,794        4,028    200,000
 4     39     1,646         0         0       0        3,497        5,731    200,000
 5     40     1,646         0         0       0        5,355        7,590    200,000
 6     41     1,646         0         0       0        7,587        9,598    200,000
 7     42     1,646         0         0       0       10,007       11,795    200,000
 8     43     1,646         0         0       0       12,662       14,226    200,000
 9     44     1,646         0         0       0       15,552       16,893    200,000
10     45     1,646         0         0       0       18,704       19,821    200,000

11     46     1,646         0         0       0       22,253       23,147    200,000
12     47     1,646         0         0       0       26,133       26,803    200,000
13     48     1,646         0         0       0       30,404       30,850    200,000
14     49     1,646         0         0       0       35,090       35,313    200,000
15     50     1,646         0         0       0       40,241       40,241    200,000
16     51     1,646         0         0       0       45,688       45,688    200,000
17     52     1,646         0         0       0       51,698       51,698    200,000
18     53     1,646         0         0       0       58,358       58,358    200,000
19     54     1,646         0         0       0       65,745       65,745    200,000
20     55     1,646         0         0       0       73,964       73,964    200,000

21     56     1,646         0         0       0       83,149       83,149    200,000
22     57     1,646         0         0       0       93,334       93,334    200,000
23     58     1,646         0         0       0      104,633      104,633    200,000
24     59     1,646         0         0       0      117,188      117,188    200,000
25     60     1,646         0         0       0      131,153      131,153    200,000
26     61     1,646         0         0       0      146,716      146,716    200,000
27     62     1,646         0         0       0      164,066      164,066    210,005
28     63     1,646         0         0       0      183,289      183,289    230,944
29     64     1,646         0         0       0      204,565      204,565    253,661
30     65     1,646         0         0       0      228,122      228,122    278,309

31     66     1,646         0         0       0      254,208      254,208    305,049
32     67     1,646         0         0       0      283,068      283,068    336,850
33     68     1,646         0         0       0      314,987      314,987    371,684
34     69     1,646         0         0       0      350,274      350,274    409,820
35     70     1,646         0         0       0      389,268      389,268    451,551
36     71     1,646         0         0       0      432,371      432,371    497,226
37     72     1,646         0         0       0      480,101      480,101    542,314
38     73     1,646         0         0       0      533,026      533,026    591,659
39     74     1,646         0         0       0      591,737      591,737    644,994
40     75     1,646         0         0       0      656,946      656,946    702,932

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     76     1,646         0         0       0      729,490      729,490    765,965
42     77     1,646         0         0       0      809,704      809,704    850,189
43     78     1,646         0         0       0      898,354      898,354    943,272
44     79     1,646         0         0       0      996,071      996,071  1,045,875
45     80     1,646         0         0       0    1,103,877    1,103,877  1,159,071
46     81     1,646         0         0       0    1,222,765    1,222,765  1,283,903
47     82     1,646         0         0       0    1,353,732    1,353,732  1,421,419
48     83     1,646         0         0       0    1,498,358    1,498,358  1,573,276
49     84     1,646         0         0       0    1,657,669    1,657,669  1,740,552
50     85     1,646         0         0       0    1,832,925    1,832,925  1,924,571

51     86     1,646         0         0       0    2,025,633    2,025,633  2,126,915
52     87     1,646         0         0       0    2,237,204    2,237,204  2,349,064
53     88     1,646         0         0       0    2,469,377    2,469,377  2,592,846
54     89     1,646         0         0       0    2,723,884    2,723,884  2,860,079
55     90     1,646         0         0       0    3,002,575    3,002,575  3,152,704
56     91     1,646         0         0       0    3,307,126    3,307,126  3,472,482
57     92     1,646         0         0       0    3,645,329    3,645,329  3,791,142
58     93     1,646         0         0       0    4,021,712    4,021,712  4,142,364
59     94     1,646         0         0       0    4,443,288    4,443,288  4,532,154
60     95     1,646         0         0       0    4,918,907    4,918,907  4,968,096
             ------
Total        98,760

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT 1  0%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)               0.00% (-1.49% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     56      5,010     5,261       0         1,270     3,573   200,000       1,270        3,573     200,000
 2     57      5,010    10,784       0         3,567     6,369   200,000       3,567        6,369     200,000
 3     58      5,010    16,584       0         4,231     8,988   200,000       4,231        8,988     200,000
 4     59      5,010    22,673       0         6,656     11,414  200,000       6,656       11,414     200,000
 5     60      5,010    29,068       0         8,871     13,629  200,000       8,871       13,629     200,000
 6     61      5,010    35,781       0        11,335     15,617  200,000      11,335       15,617     200,000
 7     62      5,010    42,831       0        13,557     17,363  200,000      13,557       17,363     200,000
 8     63      5,010    50,233       0        15,540     18,870  200,000      15,540       18,870     200,000
 9     64      5,010    58,005       0        17,203     20,057  200,000      17,203       20,057     200,000
10     65      5,010    66,166       0        18,529     20,908  200,000      18,529       20,908     200,000
Total         50,100

11     66      5,010    74,735       0        19,696     21,599  200,000      19,696       21,599     200,000
12     67      5,010    83,732       0        20,468     21,895  200,000      20,468       21,895     200,000
13     68      5,010    93,179       0        20,799     21,751  200,000      20,799       21,751     200,000
14     69      5,010   103,099       0        20,639     21,115  200,000      20,639       21,115     200,000
15     70      5,010   113,514       0        19,954     19,954  200,000      19,954       19,954     200,000
16     71      5,010   124,450       0        18,164     18,164  200,000      18,164       18,164     200,000
17     72      5,010   135,933       0        15,518     15,518  200,000      15,518       15,518     200,000
18     73      5,010   147,990       0        12,080     12,080  200,000      12,080       12,080     200,000
19     74      5,010   160,650       0         7,591     7,591   200,000       7,591        7,591     200,000
20     75      5,010   173,943       0         1,800     1,800   200,000       1,800        1,800     200,000
Total        100,200

21     76      5,010   187,901       0         LAPSE     LAPSE     LAPSE       LAPSE        LAPSE       LAPSE
22     77      5,010   202,557       0
23     78      5,010   217,945       0
24     79      5,010   234,103       0
25     80      5,010   251,068       0
26     81      5,010   268,882       0
27     82      5,010   287,587       0
28     83      5,010   307,227       0
29     84      5,010   327,849       0
             -------
Total        145,290

                CURRENT CHARGES
       ---------------------------------
              0.00% (-1.49% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1        1,270        3,573     200,000
 2        4,509        7,311     200,000
 3        6,114       10,871     200,000
 4        9,460       14,218     200,000
 5       12,580       17,337     200,000
 6       15,913       20,195     200,000
 7       19,163       22,969     200,000
 8       22,332       25,662     200,000
 9       25,401       28,256     200,000
10       28,255       30,633     200,000
Total

11       30,969       32,872     200,000
12       33,415       34,842     200,000
13       35,713       36,664     200,000
14       37,809       38,285     200,000
15       39,687       39,687     200,000
16       40,817       40,817     200,000
17       41,619       41,619     200,000
18       41,886       41,886     200,000
19       41,838       41,838     200,000
20       41,319       41,319     200,000
Total

21       40,418       40,418     200,000
22       38,884       38,884     200,000
23       36,591       36,591     200,000
24       32,722       32,722     200,000
25       27,590       27,590     200,000
26       21,047       21,047     200,000
27       12,660       12,660     200,000
28        3,249        3,249     200,000
29        LAPSE        LAPSE       LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 55 PREF N/S DB OPT                      MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
1  0%                                       FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 55                      TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         0.00% (-1.49% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     56     5,010         0         0       0        1,270      3,573  200,000
 2     57     5,010         0         0       0        4,509      7,311  200,000
 3     58     5,010         0         0       0        6,114     10,871  200,000
 4     59     5,010         0         0       0        9,460     14,218  200,000
 5     60     5,010         0         0       0       12,580     17,337  200,000
 6     61     5,010         0         0       0       15,913     20,195  200,000
 7     62     5,010         0         0       0       19,163     22,969  200,000
 8     63     5,010         0         0       0       22,332     25,662  200,000
 9     64     5,010         0         0       0       25,401     28,256  200,000
10     65     5,010         0         0       0       28,255     30,633  200,000

11     66     5,010         0         0       0       30,969     32,872  200,000
12     67     5,010         0         0       0       33,415     34,842  200,000
13     68     5,010         0         0       0       35,713     36,664  200,000
14     69     5,010         0         0       0       37,809     38,285  200,000
15     70     5,010         0         0       0       39,687     39,687  200,000
16     71     5,010         0         0       0       40,817     40,817  200,000
17     72     5,010         0         0       0       41,619     41,619  200,000
18     73     5,010         0         0       0       41,886     41,886  200,000
19     74     5,010         0         0       0       41,838     41,838  200,000
20     75     5,010         0         0       0       41,319     41,319  200,000

21     76     5,010         0         0       0       40,418     40,418  200,000
22     77     5,010         0         0       0       38,884     38,884  200,000
23     78     5,010         0         0       0       36,591     36,591  200,000
24     79     5,010         0         0       0       32,722     32,722  200,000
25     80     5,010         0         0       0       27,590     27,590  200,000
26     81     5,010         0         0       0       21,047     21,047  200,000
27     82     5,010         0         0       0       12,660     12,660  200,000
28     83     5,010         0         0       0        3,249      3,249  200,000
29     84     5,010         0         0       0        LAPSE      LAPSE    LAPSE
             -------
Total        145,290

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                 STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT 1  6%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                6.00% (4.46% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)         (4)      (5)       (6)         (7)         (8)         (9)
 END           NET     PREMIUM      NET        VALUE             BENEFIT                             BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/        ON       FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     56      5,010    5,261        0         1,270      3,573  200,000       1,515        3,818     200,000
 2     57      5,010   10,784        0         3,567      6,369  200,000       4,260        7,062     200,000
 3     58      5,010   16,584        0         4,231      8,988  200,000       5,560       10,318     200,000
 4     59      5,010   22,673        0         6,656     11,414  200,000       8,810       13,568     200,000
 5     60      5,010   29,068        0         8,871     13,629  200,000      12,038       16,795     200,000
 6     61      5,010   35,781        0        11,335     15,617  200,000      15,703       19,985     200,000
 7     62      5,010   42,831        0        13,557     17,363  200,000      19,314       23,120     200,000
 8     63      5,010   50,233        0        15,540     18,870  200,000      22,876       26,206     200,000
 9     64      5,010   58,005        0        17,203     20,057  200,000      26,310       29,165     200,000
10     65      5,010   66,166        0        18,529     20,908  200,000      29,599       31,978     200,000
Total         50,100

11     66      5,010   74,735        0        19,696     21,599  200,000      32,994       34,897     200,000
12     67      5,010   83,732        0        20,468     21,895  200,000      36,219       37,647     200,000
13     68      5,010   93,179        0        20,799     21,751  200,000      39,235       40,187     200,000
14     69      5,010   103,099       0        20,639     21,115  200,000      42,001       42,476     200,000
15     70      5,010   113,514       0        19,954     19,954  200,000      44,489       44,489     200,000
16     71      5,010   124,450       0        18,164     18,164  200,000      46,136       46,136     200,000
17     72      5,010   135,933       0        15,518     15,518  200,000      47,230       47,230     200,000
18     73      5,010   147,990       0        12,080     12,080  200,000      47,821       47,821     200,000
19     74      5,010   160,650       0         7,591      7,591  200,000      47,699       47,699     200,000
20     75      5,010   173,943       0         1,800      1,800  200,000      46,657       46,657     200,000
Total        100,200

21     76      5,010   187,901       0         LAPSE      LAPSE    LAPSE      44,617       44,617     200,000
22     77      5,010   202,557       0                                        41,269       41,269     200,000
23     78      5,010   217,945       0                                        36,345       36,345     200,000
24     79      5,010   234,103       0                                        29,507       29,507     200,000
25     80      5,010   251,068       0                                        20,294       20,294     200,000
26     81      5,010   268,882       0                                         8,039        8,039     200,000
27     82      5,010   287,587       0                                         LAPSE        LAPSE       LAPSE
28     83      5,010   307,227       0
29     84      5,010   327,849       0
30     85      5,010   349,502       0
Total        150,300

31     86      5,010   372,237       0
32     87      5,010   396,109       0
33     88      5,010   421,175       0
34     89      5,010   447,495       0
35     90      5,010   475,130       0
36     91      5,010   504,147       0
37     92      5,010   534,615       0
38     93      5,010   566,606       0
39     94      5,010   600,197       0
40     95      5,010   635,467       0
             -------
Total        200,400

                CURRENT CHARGES
       ---------------------------------
               6.00% (4.46% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1        1,515        3,818     200,000
 2        5,230        8,032     200,000
 3        7,555       12,312     200,000
 4       11,866       16,623     200,000
 5       16,195       20,953     200,000
 6       20,986       25,268     200,000
 7       25,942       29,748     200,000
 8       31,075       34,405     200,000
 9       36,378       39,233     200,000
10       41,750       41,750     200,000
Total

11       47,377       49,280     200,000
12       53,077       54,504     200,000
13       58,977       59,928     200,000
14       65,050       65,526     200,000
15       71,309       71,309     200,000
16       77,259       77,259     200,000
17       83,369       83,369     200,000
18       89,524       89,524     200,000
19       95,930       95,930     200,000
20      102,535      102,535     200,000
Total

21      109,506      109,506     200,000
22      116,735      116,735     200,000
23      124,254      124,254     200,000
24      131,819      131,819     200,000
25      139,752      139,752     200,000
26      148,197      148,197     200,000
27      157,263      157,263     200,000
28      167,395      167,395     200,000
29      178,665      178,665     200,000
30      191,373      191,373     200,942
Total

31      204,906      204,906     215,151
32      218,923      218,923     229,869
33      233,433      233,433     245,105
34      248,430      248,430     260,852
35      263,907      263,907     277,102
36      279,828      279,828     293,819
37      296,648      296,648     308,514
38      314,474      314,474     323,908
39      333,561      333,561     340,232
40      354,226      354,226     357,769
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 55 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
1  6%                                       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 55                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     56     5,010         0         0       0        1,515      3,818  200,000
 2     57     5,010         0         0       0        5,230      8,032  200,000
 3     58     5,010         0         0       0        7,555     12,312  200,000
 4     59     5,010         0         0       0       11,866     16,623  200,000
 5     60     5,010         0         0       0       16,195     20,953  200,000
 6     61     5,010         0         0       0       20,986     25,268  200,000
 7     62     5,010         0         0       0       25,942     29,748  200,000
 8     63     5,010         0         0       0       31,075     34,405  200,000
 9     64     5,010         0         0       0       36,378     39,233  200,000
10     65     5,010         0         0       0       41,750     44,129  200,000

11     66     5,010         0         0       0       47,377     49,280  200,000
12     67     5,010         0         0       0       53,077     54,504  200,000
13     68     5,010         0         0       0       58,977     59,928  200,000
14     69     5,010         0         0       0       65,050     65,526  200,000
15     70     5,010         0         0       0       71,309     71,309  200,000
16     71     5,010         0         0       0       77,259     77,259  200,000
17     72     5,010         0         0       0       83,369     83,369  200,000
18     73     5,010         0         0       0       89,524     89,524  200,000
19     74     5,010         0         0       0       95,930     95,930  200,000
20     75     5,010         0         0       0      102,535    102,535  200,000
21     76     5,010         0         0       0      109,506    109,506  200,000
22     77     5,010         0         0       0      116,735    116,735  200,000
23     78     5,010         0         0       0      124,254    124,254  200,000
24     79     5,010         0         0       0      131,819    131,819  200,000
25     80     5,010         0         0       0      139,752    139,752  200,000
26     81     5,010         0         0       0      148,197    148,197  200,000
27     82     5,010         0         0       0      157,263    157,263  200,000
28     83     5,010         0         0       0      167,395    167,395  200,000
29     84     5,010         0         0       0      178,665    178,665  200,000
30     85     5,010         0         0       0      191,373    191,373  200,942

31     86     5,010         0         0       0      204,906    204,906  215,151
32     87     5,010         0         0       0      218,923    218,923  229,869
33     88     5,010         0         0       0      233,433    233,433  245,105
34     89     5,010         0         0       0      248,430    248,430  260,852
35     90     5,010         0         0       0      263,907    263,907  277,102
36     91     5,010         0         0       0      279,828    279,828  293,819
37     92     5,010         0         0       0      296,648    296,648  308,514
38     93     5,010         0         0       0      314,474    314,474  323,908
39     94     5,010         0         0       0      333,561    333,561  340,232
40     95     5,010         0         0       0      354,226    354,226  357,769
             -------
Total        200,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  12%
MALE NON-SMOKER PREFERRED AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (- 1.49% NET)             12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)      (5)      (6)         (7)        (8)         (9)
END            NET    PREMIUM     NET        VALUE            BENEFIT      VALUE                 BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
  1    56      5,010    5,261      0         1,270     3,573  200,000       1,760        4,063    200,000
  2    57      5,010   10,784      0         3,567     6,369  200,000       4,985        7,786    200,000
  3    58      5,010   16,584      0         4,231     8,988  200,000       7,009       11,766    200,000
  4    59      5,010   22,673      0         6,656    11,414  200,000      11,258       16,015    200,000
  5    60      5,010   29,068      0         8,871    13,629  200,000      15,794       20,551    200,000
  6    61      5,010   35,781      0        11,335    15,617  200,000      21,113       25,395    200,000
  7    62      5,010   42,831      0        13,557    17,363  200,000      26,768       30,574    200,000
  8    63      5,010   50,233      0        15,540    18,870  200,000      32,813       36,143    200,000
  9    64      5,010   58,005      0        17,203    20,057  200,000      39,229       42,084    200,000
 10    65      5,010   66,166      0        18,529    20,908  200,000      46,066       48,443    200,000
Total    50,100
 11    66      5,010   74,735      0        19,696    21,599  200,000      53,767       55,670    200,000
 12    67      5,010   83,732      0        20,468    21,895  200,000      62,095       63,522    200,000
 13    68      5,010   93,179      0        20,799    21,751  200,000      71,141       72,092    200,000
 14    69      5,010  103,099      0        20,639    21,115  200,000      81,019       81,495    200,000
 15    70      5,010  113,514      0        19,954    19,954  200,000      91,891       91,891    200,000
 16    71      5,010  124,450      0        18,164    18,164  200,000     103,435      103,435    200,000
 17    72      5,010  135,933      0        15,518    15,518  200,000     116,280      116,280    200,000
 18    73      5,010  147,990      0        12,080    12,080  200,000     130,799      130,799    200,000
 19    74      5,010  160,650      0         7,591     7,591  200,000     147,307      147,307    200,000
 20    75      5,010  173,943      0         1,800     1,800  200,000     166,269      166,269    200,000
Total   100,200
 21    76      5,010  187,901      0         LAPSE     LAPSE    LAPSE     188,449      188,449    200,000
 22    77      5,010  202,557      0                                      213,707      213,707    224,392
 23    78      5,010  217,945      0                                      241,558      241,558    253,636
 24    79      5,010  234,103      0                                      272,253      272,253    285,865
 25    80      5,010  251,068      0                                      306,057      306,057    321,360
 26    81      5,010  268,882      0                                      343,256      343,256    360,419
 27    82      5,010  287,587      0                                      384,151      384,151    403,359
 28    83      5,010  307,227      0                                      429,051      429,051    450,504
 29    84      5,010  327,849      0                                      478,282      478,282    502,197
 30    85      5,010  349,502      0                                      532,188      532,188    558,797
Total   150,300
 31    86      5,010  372,237      0                                      591,133      591,133    620,689
 32    87      5,010  396,109      0                                      655,504      655,504    688,279
 33    88      5,010  421,175      0                                      725,716      725,716    762,002
 34    89      5,010  447,495      0                                      802,203      802,203    842,313
 35    90      5,010  475,130      0                                      885,422      885,422    929,693
 36    91      5,010  504,147      0                                      975,828      975,828  1,024,619
 37    92      5,010  534,615      0                                    1,076,717    1,076,717  1,119,786
 38    93      5,010  566,606      0                                    1,189,873    1,189,873  1,225,569
 39    94      5,010  600,197      0                                    1,317,489    1,317,489  1,343,839
 40    95      5,010  635,467      0                                    1,462,306    1,462,306  1,476,929
             -------
Total   200,400

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
        (10)                   (12)
END     VALUE       (11)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
  1       1,760        4,063    200,000
  2       5,982        8,784    200,000
  3       9,116       13,874    200,000
  4      14,578       19,336    200,000
  5      20,441       25,198    200,000
  6      27,195       31,477    200,000
  7      34,596       38,402    200,000
  8      42,722       46,052    200,000
  9      51,642       54,497    200,000
 10      61,350       63,728    200,000
 11      72,282       74,185    200,000
 12      84,298       85,726    200,000
 13      97,656       98,608    200,000
 14     112,517      112,993    200,000
 15     129,104      129,104    200,000
 16     147,191      147,191    200,000
 17     167,569      167,569    200,000
 18     190,541      190,541    211,500
 19     216,097      216,097    235,546
 20     244,471      244,471    261,584
 21     276,129      276,129    289,936
 22     311,142      311,142    326,699
 23     349,847      349,847    367,339
 24     392,529      392,529    412,156
 25     439,632      439,632    461,614
 26     491,592      491,592    516,171
 27     548,847      548,847    576,289
 28     612,079      612,079    642,683
 29     681,747      681,747    715,835
 30     758,407      758,407    796,328
 31     842,720      842,720    884,857
 32     935,310      935,310    982,075
 33   1,036,939    1,036,939  1,088,786
 34   1,148,370    1,148,370  1,205,789
 35   1,270,417    1,270,417  1,333,938
 36   1,403,822    1,403,822  1,474,013
 37   1,551,933    1,551,933  1,614,010
 38   1,716,721    1,716,721  1,768,223
 39   1,901,232    1,901,232  1,939,257
 40   2,109,307    2,109,307  2,130,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95  05:12 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                    ALLOCATION OF VALUE

FOR: MALE 55 PREF N/S DB OPT                       MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
  1  12%
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
 1      56     5,010         0         0       0        1,760        4,063     200,000
 2      57     5,010         0         0       0        5,982        8,784     200,000
 3      58     5,010         0         0       0        9,116       13,874     200,000
 4      59     5,010         0         0       0       14,578       19,336     200,000
 5      60     5,010         0         0       0       20,441       25,198     200,000
 6      61     5,010         0         0       0       27,195       31,477     200,000
 7      62     5,010         0         0       0       34,596       38,402     200,000
 8      63     5,010         0         0       0       42,722       46,052     200,000
 9      64     5,010         0         0       0       51,642       54,497     200,000
10      65     5,010         0         0       0       61,350       63,728     200,000
11      66     5,010         0         0       0       72,282       74,185     200,000
12      67     5,010         0         0       0       84,298       85,726     200,000
13      68     5,010         0         0       0       97,656       98,608     200,000
14      69     5,010         0         0       0      112,517      112,993     200,000
15      70     5,010         0         0       0      129,104      129,104     200,000
16      71     5,010         0         0       0      147,191      147,191     200,000
17      72     5,010         0         0       0      167,569      167,569     200,000
18      73     5,010         0         0       0      190,541      190,541     211,500
19      74     5,010         0         0       0      216,097      216,097     235,546
20      75     5,010         0         0       0      244,471      244,471     261,584
21      76     5,010         0         0       0      276,129      276,129     289,936
22      77     5,010         0         0       0      311,142      311,142     326,699
23      78     5,010         0         0       0      349,847      349,847     367,339
24      79     5,010         0         0       0      392,529      392,529     412,156
25      80     5,010         0         0       0      439,632      439,632     461,614
26      81     5,010         0         0       0      491,592      491,592     516,171
27      82     5,010         0         0       0      548,847      548,847     576,289
28      83     5,010         0         0       0      612,079      612,079     642,683
29      84     5,010         0         0       0      681,747      681,747     715,835
30      85     5,010         0         0       0      758,407      758,407     796,328
31      86     5,010         0         0       0      842,720      842,720     884,857
32      87     5,010         0         0       0      935,310      935,310     982,075
33      88     5,010         0         0       0     1,036,939   1,036,939   1,088,786
34      89     5,010         0         0       0     1,148,370   1,148,370   1,205,789
35      90     5,010         0         0       0     1,270,417   1,270,417   1,333,938
36      91     5,010         0         0       0     1,403,822   1,403,822   1,494,013
37      92     5,010         0         0       0     1,551,933   1,551,933   1,614,010
38      93     5,010         0         0       0     1,716,721   1,716,721   1,768,223
39      94     5,010         0         0       0     1,901,232   1,901,232   1,939,257
40      95     5,010         0         0       0     2,109,307   2,109,307   2,130,400
              ------
Total         200,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming current charges and a gross investment return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95  05:12 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                   APPENDIX C

                         GUARANTEED DEATH BENEFIT RIDER
                 MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
              BENEFIT RIDER WITH TEN YEAR/AGE 75 GUARANTEE PERIOD

                                                              MONTHLY GUARANTEE
                                                                   PREMIUM
                                                              -----------------
Specified Amount = $200.00
Male age 45 Preferred Nonsmoker Death Benefit Option 1......      $ 257.33
Female age 45 Preferred Nonsmoker Death Benefit Option 1....      $ 214.83
Male age 45 Standard Smoker Death Benefit Option 1..........      $ 346.83
Male age 45 Preferred Nonsmoker Death Benefit Option 2......      $ 257.33
Male age 35 Preferred Nonsmoker Death Benefit Option 1......      $ 137.17
Male age 55 Preferred Nonsmoker Death Benefit Option 1......      $ 417.50

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX D

                         GUARANTEED DEATH BENEFIT RIDER
                 MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
                  BENEFIT RIDER WITH LIFETIME GUARANTEE PERIOD

                                                              MONTHLY GUARANTEE
                                                                   PREMIUM
                                                              -----------------
Specified Amount = $200,000
Male age 45 Preferred Nonsmoker Death Benefit Option 1......       $295.19
Female age 45 Preferred Nonsmoker Death Benefit Option 1....        247.16
Male age 45 Standard Smoker Death Benefit Option 1..........        398.48
Male age 45 Preferred Nonsmoker Death Benefit Option 2......        295.19
Male age 35 Preferred Nonsmoker Death Benefit Option 1......        182.22
Male age 55 Preferred Nonsmoker Death Benefit Option 1......        502.22

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http//:www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

RULE 484 UNDERTAKING

     The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

          SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

          SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS RELATING TO SECTION 26 OF THE
  INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The Facing Sheet.

     Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of        pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:

          a. Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York

          b. Evelyn Peos, FSA

          c. PricewaterhouseCoopers LLP, Independent Accountants

     The following exhibits:

          1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

             (1) Resolution of the Board of Directors of MONY America authorizing establishment of MONY America Variable Account L, filed as
        Exhibit 1 to Registration Statement on Form S-6, dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235), is incorporated herein by reference.

             (2) Not applicable.

             (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp., filed as
        Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

             (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

             (c) Commission schedule (with Commission Contract), filed as
        Exhibit 3(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

             (4) Not applicable.

             (5) Form of policy, filed as Exhibit 5 to Registration Statement on Form S-6, dated August 8, 1994 (Registration Nos. 33-82570 and 811-4235), is incorporated herein by reference.

             (6) Articles of Incorporation and By-Laws of MONY America filed as Exhibits 6(a) and 6(b), respectively, to Registration Statement (Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

             (7) Not applicable.

             (8) (a) Form of agreement to purchase shares filed as Exhibit 1(3)(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated herein by reference.

             (b) Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

             Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Quest for Value Advisors, as sub-advisor, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

             (9) Not applicable.

             (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy filed as Exhibit 1(10) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated herein by reference.

          2. Opinion and consent of Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York, as to legality of the securities being registered, filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

          3. Not applicable.

          4. Not applicable.

          5. Not applicable.

          6. Opinion and consent of Evelyn L. Peos, FSA, as to actuarial matters, filed as Exhibit 6 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

          7. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY America Variable Account L and of MONY Life Insurance Company of America.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY America Variable Account L of MONY Life Insurance Company of America, has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 29th day of February, 2000.


                                          MONY AMERICA VARIABLE ACCOUNT L OF
                                          MONY LIFE INSURANCE COMPANY OF AMERICA

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                              Michael I. Roth, Director,
                                              Chairman of
                                              the Board and Chief Executive
                                              Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                                                                                   DATE
---------                                                                                   ----
                 /s/ MICHAEL I. ROTH                   Director, Chairman of the
-----------------------------------------------------    Board
                   Michael I. Roth                       and Chief Executive Officer
                 /s/ SAMUEL J. FOTI                    Director, President and Chief
-----------------------------------------------------    Operating Officer
                   Samuel J. Foti
                /s/ RICHARD DADDARIO                   Director, Vice President and
-----------------------------------------------------    Controller (Principal
                  Richard Daddario                       Financial and Accounting
                                                         Officer)

                /s/ KENNETH M. LEVINE                  Director and Executive Vice    February 29, 2000
-----------------------------------------------------    President
                  Kenneth M. Levine
              /s/ PHILLIP A. EISENBERG                 Director, Vice President
-----------------------------------------------------    and Chief Actuary
                Phillip A. Eisenberg
                /s/ MARGARET G. GALE                   Director and Vice President
-----------------------------------------------------
                  Margaret G. Gale
                /s/ CHARLES P. LEONE                   Director and Vice President
-----------------------------------------------------
                  Charles P. Leone
               /s/ RICHARD E. CONNORS                  Director
-----------------------------------------------------
                 Richard E. Connors
                 /s/ STEPHEN J. HALL                   Director
-----------------------------------------------------
                   Stephen J. Hall

                                 EXHIBIT INDEX

EXHIBIT NO.                          DESCRIPTION
-----------                          -----------
    7.       Consent of PricewaterhouseCoopers LLP.